T. ROWE PRICE EQUITY INDEX 500 FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 10.0%

Diversified Telecommunication Services 2.0%
AT&T	8,816,618	276,489
CenturyLink	1,171,404	14,045
Verizon Communications	5,021,653	296,931
		587,465
Entertainment 1.9%
Activision Blizzard	913,832	41,607
Electronic Arts (1)	363,254	36,917
Fox, Class A (1)	427,501	15,694
Fox, Class B (1)	199,833	7,170
Netflix (1)	527,208	187,981
Take-Two Interactive Software (1)	131,251	12,386
Viacom, Class B	431,867	12,122
Walt Disney	2,122,262	235,635
		549,512
Interactive Media & Services 4.8%
Alphabet, Class A (1)	363,400	427,682
Alphabet, Class C (1)	373,989	438,805
Facebook, Class A (1)	2,894,865	482,545
TripAdvisor (1)(2)	112,450	5,786
Twitter (1)	873,548	28,722
		1,383,540
Media 1.3%
CBS, Class B	394,587	18,755
Charter Communications, Class A (1)	213,664	74,122
Comcast, Class A	5,495,602	219,714
Discovery, Class A (1)(2)	182,700	4,936
Discovery, Class C (1)	455,851	11,588
DISH Network, Class A (1)(2)	262,670	8,324
Interpublic Group	459,338	9,651
News, Class A	467,749	5,819

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
News, Class B	153,400	1,916
Omnicom Group (2)	260,866	19,040
		373,865
Total Communication Services		2,894,382
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.1%
Aptiv	318,708	25,334
BorgWarner	256,654	9,858
		35,192
Automobiles 0.4%
Ford Motor	4,832,960	42,433
General Motors	1,591,014	59,027
Harley-Davidson (2)	189,564	6,760
		108,220
Distributors 0.1%
Genuine Parts	170,424	19,093
LKQ (1)(2)	399,100	11,326
		30,419
Diversified Consumer Services 0.0%
H&R Block (2)	260,094	6,227
		6,227
Hotels, Restaurants & Leisure 1.8%
Carnival	475,746	24,130
Chipotle Mexican Grill (1)	29,976	21,292
Darden Restaurants	152,152	18,482
Hilton Worldwide Holdings	362,032	30,088
Marriott International, Class A	342,558	42,851
McDonald's	929,565	176,524
MGM Resorts International	586,790	15,057
Norwegian Cruise Line Holdings (1)	257,541	14,154
Royal Caribbean Cruises	209,700	24,036
Starbucks	1,511,430	112,360
Wynn Resorts	112,754	13,454

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Yum! Brands	378,205	37,749
		530,177
Household Durables 0.3%
D.R. Horton	395,900	16,382
Garmin	139,397	12,037
Leggett & Platt (2)	148,324	6,262
Lennar, Class A	336,539	16,521
Mohawk Industries (1)	71,683	9,043
Newell Brands (2)	499,743	7,666
PulteGroup	306,030	8,557
Whirlpool (2)	73,708	9,795
		86,263
Internet & Direct Marketing Retail 3.6%
Amazon.com (1)	501,514	893,071
Booking Holdings (1)	54,710	95,464
eBay	1,044,573	38,796
Expedia Group	139,103	16,553
		1,043,884
Leisure Products 0.1%
Hasbro (2)	142,598	12,123
Mattel (1)(2)	430,919	5,602
		17,725
Multiline Retail 0.5%
Dollar General	320,352	38,218
Dollar Tree (1)	287,594	30,209
Kohl's	204,468	14,061
Macy's	380,384	9,140
Nordstrom (2)	136,856	6,074
Target	617,952	49,597
		147,299
Specialty Retail 2.4%
Advance Auto Parts	89,433	15,251
AutoZone (1)	30,445	31,179
Best Buy	283,197	20,124

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CarMax (1)(2)	204,800	14,295
Foot Locker	133,200	8,072
Gap (2)	265,101	6,940
Home Depot	1,372,739	263,415
L Brands	258,554	7,131
Lowe's	974,767	106,708
O'Reilly Automotive (1)	97,778	37,967
Ross Stores	454,251	42,291
Tiffany (2)	131,115	13,839
TJX	1,494,438	79,519
Tractor Supply	145,300	14,205
Ulta Beauty (1)	68,875	24,019
		684,955
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings (1)	180,500	8,258
Hanesbrands (2)	469,970	8,403
NIKE, Class B	1,536,937	129,426
PVH	86,581	10,559
Ralph Lauren	71,500	9,272
Tapestry	333,158	10,824
Under Armour, Class A (1)(2)	222,349	4,700
Under Armour, Class C (1)(2)	233,492	4,406
V. F.	395,143	34,342
		220,190
Total Consumer Discretionary		2,910,551
CONSUMER STAPLES 7.3%

Beverages 1.8%
Brown-Forman, Class B	194,443	10,263
Coca-Cola	4,676,315	219,132
Constellation Brands, Class A	199,349	34,952
Molson Coors Brewing, Class B	232,655	13,878
Monster Beverage (1)	477,792	26,078
PepsiCo	1,709,606	209,512
		513,815

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Food & Staples Retailing 1.5%
Costco Wholesale	535,363	129,633
Kroger	963,499	23,702
Sysco	581,255	38,805
Walgreens Boots Alliance	965,532	61,089
Walmart	1,723,739	168,116
		421,345
Food Products 1.1%
Archer-Daniels-Midland	668,640	28,839
Campbell Soup (2)	217,871	8,307
Conagra Brands	613,568	17,020
General Mills	722,269	37,377
Hershey	172,821	19,845
Hormel Foods (2)	328,076	14,685
JM Smucker	131,341	15,301
Kellogg	308,015	17,674
Kraft Heinz	746,009	24,357
Lamb Weston Holdings	171,600	12,860
McCormick (2)	148,705	22,400
Mondelez International, Class A	1,741,569	86,939
Tyson Foods, Class A	361,669	25,111
		330,715
Household Products 1.7%
Church & Dwight	300,500	21,405
Clorox	157,784	25,318
Colgate-Palmolive	1,050,236	71,983
Kimberly-Clark	421,019	52,164
Procter & Gamble	3,040,181	316,331
		487,201
Personal Products 0.2%
Coty, Class A	472,200	5,430
Estee Lauder, Class A	260,834	43,181
		48,611

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tobacco 1.0%
Altria Group	2,270,095	130,371
Philip Morris International	1,889,284	166,994
		297,365
Total Consumer Staples		2,099,052
ENERGY 5.4%

Energy Equipment & Services 0.5%
Baker Hughes	597,767	16,570
Halliburton	1,056,442	30,954
Helmerich & Payne	139,400	7,745
National Oilwell Varco	470,754	12,541
Schlumberger	1,684,485	73,393
TechnipFMC	527,250	12,401
		153,604
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum	600,019	27,289
Apache	483,478	16,757
Cabot Oil & Gas	514,053	13,417
Chevron	2,305,025	283,933
Cimarex Energy	117,491	8,213
Concho Resources	240,659	26,703
ConocoPhillips	1,397,560	93,273
Devon Energy	506,758	15,993
Diamondback Energy (2)	189,300	19,220
EOG Resources	694,635	66,115
Exxon Mobil	5,149,085	416,046
Hess (2)	311,352	18,753
HollyFrontier	184,700	9,100
Kinder Morgan	2,366,520	47,354
Marathon Oil	1,055,882	17,644
Marathon Petroleum	837,715	50,137
Noble Energy	563,000	13,923
Occidental Petroleum	916,528	60,674
ONEOK	490,053	34,225
Phillips 66	506,576	48,211
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pioneer Natural Resources	213,752	32,550
Valero Energy	519,128	44,038
Williams	1,491,740	42,843
		1,406,411
Total Energy		1,560,015
FINANCIALS 12.7%

Banks 5.3%
Bank of America	10,915,088	301,147
BB&T	915,162	42,583
Citigroup	2,857,047	177,765
Citizens Financial Group	548,945	17,841
Comerica	194,119	14,233
Fifth Third Bancorp	935,743	23,599
First Republic Bank	204,800	20,574
Huntington Bancshares	1,305,215	16,550
JPMorgan Chase	3,978,548	402,748
KeyCorp	1,248,119	19,658
M&T Bank	165,900	26,050
People's United Financial	459,500	7,554
PNC Financial Services Group	551,068	67,594
Regions Financial	1,241,885	17,573
SunTrust Banks	530,300	31,420
SVB Financial Group (1)	61,045	13,574
U.S. Bancorp	1,838,919	88,618
Wells Fargo	4,974,469	240,366
Zions Bancorp	216,928	9,851
		1,539,298
Capital Markets 2.6%
Affiliated Managers Group	66,527	7,126
Ameriprise Financial	171,105	21,919
Bank of New York Mellon	1,088,459	54,891
BlackRock	146,281	62,516
Cboe Global Markets	137,270	13,101
Charles Schwab	1,458,560	62,368
CME Group	436,050	71,765
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

E*TRADE Financial	305,801	14,198
Franklin Resources (2)	367,000	12,162
Goldman Sachs Group	412,968	79,286
Intercontinental Exchange	689,696	52,513
Invesco	496,007	9,578
Moody's	197,188	35,709
Morgan Stanley	1,579,324	66,647
MSCI	105,800	21,037
Nasdaq	141,600	12,389
Northern Trust	272,990	24,681
Raymond James Financial	160,097	12,873
S&P Global	305,571	64,338
State Street	465,339	30,624
T. Rowe Price Group (3)	285,123	28,547
		758,268
Consumer Finance 0.7%
American Express	838,708	91,671
Capital One Financial	577,945	47,212
Discover Financial Services	414,861	29,522
Synchrony Financial	775,206	24,729
		193,134
Diversified Financial Services 1.7%
Berkshire Hathaway, Class B (1)	2,363,174	474,738
Jefferies Financial Group	318,435	5,983
		480,721
Insurance 2.4%
Aflac	919,623	45,981
Allstate	407,991	38,425
American International Group	1,077,044	46,377
Aon	289,560	49,428
Arthur J. Gallagher	218,000	17,026
Assurant	70,500	6,691
Brighthouse Financial (1)	137,470	4,989
Chubb	555,587	77,827
Cincinnati Financial (2)	174,863	15,021
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Everest Re Group	50,414	10,887
Hartford Financial Services	417,416	20,754
Lincoln National	251,687	14,774
Loews	320,695	15,371
Marsh & McLennan	600,797	56,415
MetLife	1,195,003	50,871
Principal Financial Group	315,408	15,830
Progressive	706,141	50,906
Prudential Financial	503,960	46,304
The Travelers Companies	330,549	45,338
Torchmark	133,269	10,921
Unum Group	255,451	8,642
Willis Towers Watson	155,826	27,371
		676,149
Total Financials		3,647,570
HEALTH CARE 14.5%

Biotechnology 2.3%
AbbVie	1,792,263	144,439
Alexion Pharmaceuticals (1)	268,142	36,247
Amgen	756,126	143,649
Biogen (1)	241,330	57,046
Celgene (1)	841,568	79,394
Gilead Sciences	1,563,226	101,625
Incyte (1)	218,300	18,776
Regeneron Pharmaceuticals (1)	93,859	38,540
Vertex Pharmaceuticals (1)	305,366	56,172
		675,888
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	2,126,527	169,995
ABIOMED (1)	55,457	15,838
Align Technology (1)	83,885	23,851
Baxter International	595,920	48,454
Becton Dickinson & Company	322,732	80,596
Boston Scientific (1)	1,666,634	63,965
Cooper	59,177	17,526
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Danaher	763,633	100,815
DENTSPLY SIRONA	262,211	13,003
Edwards Lifesciences (1)	253,125	48,430
Hologic (1)	321,800	15,575
IDEXX Laboratories (1)	103,945	23,242
Intuitive Surgical (1)	137,617	78,522
Medtronic	1,629,896	148,451
ResMed (2)	174,600	18,153
Stryker	374,689	74,009
Teleflex	53,385	16,131
Varian Medical Systems (1)	115,070	16,308
Zimmer Biomet Holdings	244,974	31,283
		1,004,147
Health Care Providers & Services 2.7%
AmerisourceBergen	188,999	15,029
Anthem	311,184	89,304
Cardinal Health	346,865	16,701
Centene (1)	504,602	26,794
Cigna	458,790	73,783
CVS Health	1,568,678	84,599
DaVita (1)	146,356	7,946
HCA Healthcare	319,717	41,685
Henry Schein (1)(2)	192,400	11,565
Humana	163,613	43,521
Laboratory Corp. of America Holdings (1)	119,749	18,319
McKesson	235,310	27,545
Quest Diagnostics	169,996	15,286
UnitedHealth Group	1,166,122	288,335
Universal Health Services, Class B	108,171	14,470
WellCare Health Plans (1)	61,800	16,671
		791,553
Health Care Technology 0.1%
Cerner (1)	409,685	23,438
		23,438

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Life Sciences Tools & Services 1.1%
Agilent Technologies	393,332	31,616
Illumina (1)	180,295	56,016
IQVIA Holdings (1)	192,371	27,673
Mettler-Toledo International (1)	29,378	21,240
PerkinElmer (2)	134,400	12,951
Thermo Fisher Scientific	485,365	132,854
Waters (1)	90,935	22,889
		305,239
Pharmaceuticals 4.8%
Allergan	388,749	56,917
Bristol-Myers Squibb	1,977,053	94,325
Eli Lilly	1,062,990	137,933
Johnson & Johnson	3,236,269	452,398
Merck	3,133,687	260,629
Mylan (1)	627,018	17,770
Nektar Therapeutics (1)(2)	222,417	7,473
Perrigo (2)	173,755	8,368
Pfizer	6,744,988	286,460
Zoetis	588,466	59,241
		1,381,514
Total Health Care		4,181,779
INDUSTRIALS & BUSINESS SERVICES 9.5%

Aerospace & Defense 2.6%
Arconic	545,721	10,429
Boeing	638,786	243,646
General Dynamics	334,680	56,655
Harris	140,413	22,425
Huntington Ingalls Industries	54,294	11,250
L3 Technologies	96,081	19,828
Lockheed Martin	299,676	89,951
Northrop Grumman	208,410	56,187
Raytheon	343,424	62,531
Textron	284,890	14,432
TransDigm Group (1)	58,453	26,537
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
United Technologies	985,100	126,969
		740,840
Air Freight & Logistics 0.6%
CH Robinson Worldwide	174,026	15,138
Expeditors International of Washington	223,276	16,947
FedEx	291,786	52,933
United Parcel Service, Class B	836,459	93,466
		178,484
Airlines 0.4%
Alaska Air Group	149,901	8,413
American Airlines Group (2)	504,302	16,017
Delta Air Lines	768,835	39,710
Southwest Airlines	622,429	32,310
United Continental Holdings (1)	273,018	21,781
		118,231
Building Products 0.3%
A.O. Smith	159,900	8,526
Allegion	113,870	10,329
Fortune Brands Home & Security	183,822	8,752
Johnson Controls International	1,096,111	40,490
Masco	347,518	13,661
		81,758
Commercial Services & Supplies 0.4%
Cintas	105,167	21,255
Copart (1)	240,780	14,589
Republic Services	262,106	21,068
Rollins (2)	171,999	7,159
Waste Management	466,546	48,479
		112,550
Construction & Engineering 0.1%
Fluor	183,990	6,771
Jacobs Engineering Group	150,800	11,339
Quanta Services	181,200	6,838
		24,948
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electrical Equipment 0.5%
AMETEK	284,002	23,564
Eaton	514,576	41,454
Emerson Electric	763,763	52,295
Rockwell Automation	148,571	26,068
		143,381
Industrial Conglomerates 1.5%
3 M	701,819	145,824
General Electric	10,450,018	104,395
Honeywell International	885,828	140,776
Roper Technologies	124,440	42,555
		433,550
Machinery 1.6%
Caterpillar	710,023	96,201
Cummins	178,925	28,247
Deere	386,367	61,757
Dover	177,033	16,606
Flowserve	160,827	7,260
Fortive	348,919	29,271
Illinois Tool Works	362,139	51,978
Ingersoll-Rand	287,786	31,066
PACCAR	426,337	29,050
Parker-Hannifin	160,286	27,508
Pentair	187,954	8,366
Snap-on (2)	62,999	9,861
Stanley Black & Decker	177,640	24,189
Wabtec (2)	172,909	12,747
Xylem	220,040	17,392
		451,499
Professional Services 0.3%
Equifax	150,512	17,836
IHS Markit (1)	436,382	23,730
Nielsen Holdings	424,249	10,042
Robert Half International	135,962	8,859

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verisk Analytics	201,700	26,826
		87,293
Road & Rail 1.0%
CSX	941,507	70,444
JB Hunt Transport Services	102,870	10,420
Kansas City Southern	117,804	13,663
Norfolk Southern	329,084	61,502
Union Pacific	887,088	148,321
		304,350
Trading Companies & Distributors 0.2%
Fastenal	355,270	22,847
United Rentals (1)	96,381	11,012
W. W. Grainger	56,491	17,000
		50,859
Total Industrials & Business Services		2,727,743
INFORMATION TECHNOLOGY 21.1%
Communications Equipment 1.2%
Arista Networks (1)	60,400	18,993
Cisco Systems	5,348,699	288,776
F5 Networks (1)	77,070	12,095
Juniper Networks	423,337	11,206
Motorola Solutions	200,140	28,104
		359,174
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	360,237	34,021
Corning	964,664	31,930
FLIR Systems	166,200	7,908
IPG Photonics (1)(2)	49,300	7,483
Keysight Technologies (1)	234,800	20,474
TE Connectivity	408,620	32,996
		134,812
IT Services 5.1%
Accenture, Class A	769,379	135,426
Akamai Technologies (1)	192,521	13,806
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alliance Data Systems	56,003	9,799
Automatic Data Processing	527,910	84,328
Broadridge Financial Solutions	147,400	15,284
Cognizant Technology Solutions, Class A	701,848	50,849
DXC Technology	347,354	22,338
Fidelity National Information Services	389,130	44,011
Fiserv (1)(2)	480,386	42,409
FleetCor Technologies (1)	106,400	26,237
Gartner (1)	104,789	15,894
Global Payments	186,800	25,502
International Business Machines	1,081,275	152,568
Jack Henry & Associates	97,522	13,530
Mastercard, Class A	1,099,914	258,975
Paychex	393,056	31,523
PayPal Holdings (1)	1,417,749	147,219
Total System Services	202,862	19,274
VeriSign (1)	132,100	23,984
Visa, Class A	2,126,989	332,215
Western Union (2)	509,744	9,415
		1,474,586
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices (1)	1,039,594	26,531
Analog Devices	436,489	45,949
Applied Materials	1,175,051	46,603
Broadcom	481,298	144,731
Intel	5,464,515	293,445
KLA-Tencor	199,037	23,767
Lam Research	189,074	33,846
Maxim Integrated Products	333,000	17,706
Microchip Technology (2)	284,611	23,611
Micron Technology (1)	1,343,046	55,508
NVIDIA	737,165	132,365
Qorvo (1)	148,600	10,659
QUALCOMM	1,477,335	84,252
Skyworks Solutions	209,298	17,263
Texas Instruments	1,140,321	120,954
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xilinx	310,239	39,335
		1,116,525
Software 6.4%
Adobe (1)	587,600	156,590
ANSYS (1)	104,457	19,085
Autodesk (1)	260,851	40,646
Cadence Design Systems (1)	337,650	21,444
Citrix Systems	155,363	15,484
Fortinet (1)	184,760	15,514
Intuit	311,337	81,387
Microsoft	9,332,296	1,100,651
Oracle	3,096,707	166,324
Red Hat (1)	211,162	38,579
salesforce.com (1)	921,547	145,945
Symantec	768,289	17,663
Synopsys (1)	186,100	21,429
		1,840,741
Technology Hardware, Storage & Peripherals 4.0%
Apple	5,443,780	1,034,046
Hewlett Packard Enterprise	1,697,535	26,193
HP	1,929,885	37,498
NetApp (2)	293,865	20,377
Seagate Technology	330,100	15,808
Western Digital	343,404	16,504
Xerox	262,604	8,398
		1,158,824
Total Information Technology		6,084,662
MATERIALS 2.6%

Chemicals 2.0%
Air Products & Chemicals	262,025	50,036
Albemarle (2)	140,465	11,515
Celanese	168,003	16,567
CF Industries Holdings	274,798	11,234
DowDuPont	2,756,241	146,935

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eastman Chemical	165,925	12,590
Ecolab	309,536	54,646
FMC	167,418	12,861
International Flavors & Fragrances (2)	123,347	15,886
Linde	666,276	117,218
LyondellBasell Industries, Class A	379,034	31,869
Mosaic	440,177	12,021
PPG Industries	285,759	32,254
Sherwin-Williams	99,913	43,034
		568,666
Construction Materials 0.1%
Martin Marietta Materials (2)	78,526	15,798
Vulcan Materials	162,919	19,289
		35,087
Containers & Packaging 0.3%
Avery Dennison	106,777	12,066
Ball	396,033	22,914
International Paper	490,149	22,679
Packaging Corp. of America	106,700	10,604
Sealed Air	176,597	8,134
Westrock	318,277	12,206
		88,603
Metals & Mining 0.2%
Freeport-McMoRan	1,786,886	23,033
Newmont Mining (2)	617,457	22,087
Nucor	384,136	22,414
		67,534
Total Materials		759,890
REAL ESTATE 3.1%

Equity Real Estate Investment Trusts 3.0%
Alexandria Real Estate Equities, REIT	131,171	18,700
American Tower, REIT	534,058	105,241
Apartment Investment & Management, Class A, REIT	190,514	9,581
AvalonBay Communities, REIT	163,482	32,816

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Boston Properties, REIT	179,438	24,023
Crown Castle International, REIT	505,110	64,654
Digital Realty Trust, REIT	248,503	29,572
Duke Realty, REIT	430,725	13,172
Equinix, REIT	101,324	45,916
Equity Residential, REIT	443,537	33,407
Essex Property Trust, REIT	81,050	23,443
Extra Space Storage, REIT	147,049	14,986
Federal Realty Investment Trust, REIT	88,800	12,241
HCP, REIT	567,000	17,747
Host Hotels & Resorts, REIT	925,566	17,493
Iron Mountain, REIT (2)	342,940	12,161
Kimco Realty, REIT	489,931	9,064
Macerich, REIT (2)	129,200	5,601
Mid-America Apartment Communities, REIT	150,472	16,451
Prologis, REIT	764,612	55,014
Public Storage, REIT	184,710	40,226
Realty Income, REIT (2)	356,583	26,230
Regency Centers, REIT	199,022	13,432
SBA Communications, REIT (1)	132,347	26,424
Simon Property Group, REIT	374,345	68,209
SL Green Realty, REIT	99,200	8,920
UDR, REIT	363,936	16,545
Ventas, REIT	427,667	27,289
Vornado Realty Trust, REIT	213,026	14,366
Welltower, REIT	451,620	35,046
Weyerhaeuser, REIT	924,583	24,354
		862,324
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	395,784	19,571
		19,571
Total Real Estate		881,895
UTILITIES 3.3%

Electric Utilities 1.9%
Alliant Energy	279,400	13,168
.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

American Electric Power	587,471	49,201
Duke Energy	883,638	79,527
Edison International	399,795	24,755
Entergy	219,430	20,984
Evergy	313,993	18,227
Eversource Energy	388,751	27,582
Exelon	1,154,470	57,874
FirstEnergy (2)	594,498	24,737
NextEra Energy	578,605	111,856
Pinnacle West Capital	133,219	12,733
PPL	850,838	27,006
Southern	1,255,121	64,865
Xcel Energy	617,475	34,708
		567,223
Gas Utilities 0.1%
Atmos Energy	144,386	14,861
		14,861
Independent Power & Renewable Electricity Producers 0.1%
AES	797,693	14,422
NRG Energy	370,900	15,756
		30,178
Multi-Utilities 1.1%
Ameren	296,764	21,827
CenterPoint Energy	610,129	18,731
CMS Energy	348,206	19,339
Consolidated Edison	390,345	33,105
Dominion Energy	971,714	74,491
DTE Energy	221,018	27,570
NiSource	419,282	12,017
Public Service Enterprise	613,729	36,462
Sempra Energy (2)	323,873	40,763
WEC Energy Group (2)	385,648	30,497
		314,802

.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Water Utilities 0.1%
American Water Works	218,673	22,799
		22,799
Total Utilities		949,863
Total Common Stocks (Cost $14,171,095)		28,697,402
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	141,263,979	141,264
		141,264

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 2.41%, 6/13/19 (5)	7,893,000	7,855
		7,855

Total Short-Term Investments (Cost $149,119)		149,119
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	31,845,727	318,457
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		318,457
Total Securities Lending Collateral (Cost $318,457)		318,457

Total Investments in Securities 101.2%
(Cost $14,638,671)		$29,164,978
Other Assets Less Liabilities (1.2)%		(354,983)
Net Assets 100.0%		$28,809,995

.

T. ROWE PRICE EQUITY INDEX 500 FUND

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

.

T. ROWE PRICE EQUITY INDEX 500 FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 732 S&P 500 E-Mini Index contracts	6/19	103,863	$567
Net payments (receipts) of variation margin to date			475

Variation margin receivable (payable) on open futures
contracts			$1,042

.

T. ROWE PRICE EQUITY INDEX 500 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Group		$369	$1,923	$218
T. Rowe Price Government
Reserve Fund		—	—	584
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$369 #	$1,923	$802+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Group	$25,529	$1,226	$131$	28,547
T. Rowe Price Government
Reserve Fund	55,290	¤	¤	141,264
T. Rowe Price Short-Term
Fund	226,451	¤	¤	318,457
				$488,268^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $802 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $474,420.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE EQUITY INDEX 500 FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INDEX 500 FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$28,697,402$	— $	— $	28,697,402
Short-Term Investments	141,264	7,855	—	149,119
Securities Lending Collateral	318,457	—	—	318,457
Total Securities	29,157,123	7,855	—	29,164,978
Futures Contracts	1,042	—	—	1,042
Total	$29,158,165$	7,855$	— $	29,166,020

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 4.8%

Diversified Telecommunication Services 0.3%
Cincinnati Bell (1)	16,300	156
Cogent Communications Holdings	9,500	515
Consolidated Communications Holdings (2)	40,725	444
IDT, Class B	10,442	69
Iridium Communications (1)	10,718	284
ORBCOMM (1)	22,600	153
Vonage Holdings (1)	47,700	479
Zayo Group Holdings (1)	30,100	856
		2,956
Entertainment 0.8%
Cinemark Holdings	17,900	716
Glu Mobile (1)	51,400	562
Liberty Media - Liberty Formula One, Class A (1)(2)	7,400	252
Liberty Media - Liberty Formula One, Class C (1)	39,100	1,371
Lions Gate Entertainment, Series A	9,249	145
Lions Gate Entertainment, Series B	15,849	239
Live Nation Entertainment (1)	23,800	1,512
Madison Square Garden, Class A (1)	2,921	856
World Wrestling Entertainment, Class A (2)	10,800	937
Zynga, Class A (1)	137,537	733
		7,323
Interactive Media & Services 0.8%
ANGI Homeservices, Class A (1)(2)	35,400	547
Cars.com (1)(2)	10,300	235
IAC/InterActiveCorp (1)	13,030	2,738
Match Group (2)	12,000	679
Meet Group (1)	8,600	43
Snap, Class A (1)(2)	78,342	863
TrueCar (1)	18,100	120
Yelp (1)(2)	18,000	621

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zedge, Class B (1)	4,980	9
Zillow Group, Class A (1)(2)	10,741	367
Zillow Group, Class C (1)(2)	24,582	854
		7,076
Media 2.2%
Altice USA, Class A (2)	25,900	556
AMC Networks, Class A (1)(2)	9,000	511
Cable One	990	972
Clear Channel Outdoor Holdings, Class A (1)	14,400	77
EW Scripps, Class A	9,845	207
GCI Liberty, Class A (1)(2)	23,762	1,321
John Wiley & Sons, Class A	6,870	304
Liberty Broadband, Class A (1)	6,675	612
Liberty Broadband, Class C (1)	28,750	2,638
Liberty Global, Class A (1)	46,634	1,162
Liberty Global, Series C (1)	103,634	2,509
Liberty Latin America, Class A (1)	18,329	355
Liberty Latin America, Class C (1)	31,015	603
Liberty Media - Liberty SiriusXM, Class A (1)	13,100	500
Liberty Media - Liberty SiriusXM, Class C (1)	31,700	1,212
Media General, CVR (1)(3)	21,600	2
Meredith (2)	4,600	254
MSG Networks, Class A (1)	15,664	341
New Media Investment Group	28,800	302
New York Times, Class A (2)	17,200	565
Nexstar Media Group, Class A	8,497	921
Salem Media	20,450	52
Scholastic	11,420	454
Sinclair Broadcast Group, Class A	24,010	924
Sirius XM Holdings (2)	291,787	1,654
TEGNA	8,010	113
Tribune Media, Class A	2,700	125
Tribune Publishing (1)	12,900	152
		19,398

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wireless Telecommunication Services 0.7%
Shenandoah Telecommunications	14,500	643
Sprint (1)	87,600	495
T-Mobile US (1)	60,000	4,146
Telephone & Data Systems	22,685	697
United States Cellular (1)	6,293	289
		6,270
Total Communication Services		43,023
CONSUMER DISCRETIONARY 11.2%

Auto Components 1.0%
Adient (2)	36,000	467
Autoliv (2)	14,400	1,059
Cooper Tire & Rubber	3,300	99
Cooper-Standard Holdings (1)	2,700	127
Dana	22,600	401
Delphi Technologies	8,200	158
Dorman Products (1)	4,900	432
Fox Factory Holding (1)	7,500	524
Gentex	48,720	1,007
Gentherm (1)	10,200	376
Goodyear Tire & Rubber	18,298	332
Horizon Global (1)(2)	46,100	89
LCI Industries	5,000	384
Lear	10,200	1,384
Motorcar Parts of America (1)(2)	16,400	309
Standard Motor Products	7,250	356
Stoneridge (1)	14,100	407
Tenneco, Class A	9,250	205
Veoneer (1)	16,400	375
Visteon (1)(2)	6,200	418
		8,909
Automobiles 0.9%
Tesla (1)(2)	24,708	6,915
Thor Industries	13,100	817

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Winnebago Industries	9,920	309
		8,041
Distributors 0.2%
Core-Mark Holding	12,990	482
Pool	7,277	1,201
		1,683
Diversified Consumer Services 0.9%
Adtalem Global Education (1)	8,100	375
American Public Education (1)	9,200	277
Bright Horizons Family Solutions (1)	9,100	1,157
Carriage Services	7,200	139
Chegg (1)(2)	13,000	496
Graham Holdings, Class B	890	608
Grand Canyon Education (1)	7,900	905
Regis (1)	7,000	138
Service Corporation International	34,331	1,378
ServiceMaster Global Holdings (1)	24,100	1,125
Sotheby's (1)	7,813	295
Strategic Education	5,425	712
Weight Watchers International (1)	14,300	288
		7,893
Hotels, Restaurants & Leisure 3.1%
Aramark	43,600	1,288
Belmond, Class A (1)	18,200	454
BJ's Restaurants (2)	3,533	167
Bloomin Brands	3,700	76
Boyd Gaming	15,700	430
Brinker International (2)	9,779	434
Caesars Entertainment (1)(2)	140,000	1,217
Canterbury Park Holding	24,781	360
Cheesecake Factory	7,540	369
Choice Hotels International (2)	6,700	521
Churchill Downs	8,100	731
Cracker Barrel Old Country Store (2)	4,400	711
Dave & Busters Entertainment	10,100	504

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Denny's (1)	28,000	514
Dine Brands Global (2)	7,700	703
Domino's Pizza	8,164	2,107
Dunkin' Brands Group	15,300	1,149
Eldorado Resorts (1)(2)	10,500	490
Extended Stay America	36,900	662
Fiesta Restaurant Group (1)	15,100	198
Habit Restaurants, Class A (1)	41,400	448
Hilton Grand Vacations (1)	12,010	370
Hyatt Hotels, Class A	7,800	566
Jack in the Box	8,900	721
Las Vegas Sands	62,900	3,834
Marriott Vacations Worldwide	7,479	699
Papa John's International (2)	4,940	262
Penn National Gaming (1)(2)	23,004	462
Planet Fitness, Class A (1)	6,709	461
Red Robin Gourmet Burgers (1)	7,050	203
Red Rock Resorts, Class A	24,900	644
Scientific Games, Class A (1)(2)	16,830	344
Six Flags Entertainment	14,600	721
Speedway Motorsports	3,820	55
Texas Roadhouse	9,600	597
Vail Resorts	8,400	1,825
Wendy's	35,040	627
Wingstop	5,200	395
Wyndham Destinations	8,800	356
Wyndham Hotels & Resorts	13,200	660
		27,335
Household Durables 1.0%
Cavco Industries (1)(2)	1,100	129
GoPro, Class A (1)	68,900	448
Helen of Troy (1)	5,100	591
Hovnanian Enterprises, Class A (1)(2)	2,376	26
iRobot (1)(2)	6,400	753
KB Home	12,300	297
La-Z-Boy	11,350	374

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

M/I Homes (1)(2)	10,070	268
MDC Holdings (2)	5,243	152
Meritage Homes (1)	7,300	326
NVR (1)	723	2,001
Roku (1)	13,914	898
Taylor Morrison Home, Class A (1)(2)	15,800	281
Tempur Sealy International (1)	8,650	499
Toll Brothers	17,120	620
TopBuild (1)	6,100	395
TRI Pointe Group (1)	49,900	631
Tupperware Brands	10,420	267
Universal Electronics (1)	7,400	275
		9,231
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Class A (1)	22,468	409
Etsy (1)	21,000	1,412
Groupon (1)	51,800	184
GrubHub (1)(2)	20,600	1,431
Liberty Expedia Holdings, Class A (1)	12,960	555
Overstock.com (1)(2)	10,300	171
Quotient Technology (1)(2)	12,590	124
Qurate Retail (1)	79,450	1,269
Shutterfly (1)	6,000	244
Stamps.com (1)(2)	2,600	212
Wayfair, Class A (1)	12,200	1,811
		7,822
Leisure Products 0.3%
Brunswick	14,400	725
Malibu Boats, Class A (1)	5,000	198
Marine Products	8,600	116
Polaris Industries (2)	10,440	881
Sturm Ruger	5,400	286
Vista Outdoor (1)	7,600	61
		2,267

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.2%
Big Lots	7,200	274
Dillard's, Class A (2)	6,700	482
Fred's, Class A (1)	77,300	191
Ollie's Bargain Outlet Holdings (1)	8,000	683
		1,630
Specialty Retail 1.9%
Aaron's	13,935	733
Abercrombie & Fitch, Class A (2)	18,800	515
American Eagle Outfitters	48,780	1,082
Asbury Automotive Group (1)	3,340	232
AutoNation (1)	7,200	257
Bed Bath & Beyond (2)	26,500	450
Burlington Stores (1)	14,400	2,256
Caleres	3,830	95
Cato, Class A	21,900	328
Chico's FAS	36,600	156
Children's Place (2)	4,150	404
Christopher & Banks (1)(2)	712	—
Conn's (1)	16,100	368
Designer Brands (2)	8,600	191
Dick's Sporting Goods (2)	8,800	324
Express (1)	69,200	296
Five Below (1)	12,000	1,491
Floor & Decor Holdings, Class A (1)(2)	15,100	623
GameStop, Class A (2)	10,600	108
Genesco (1)	5,300	241
Group 1 Automotive	5,300	343
Guess?	11,620	228
Kirkland's (1)	35,500	250
Lithia Motors, Class A (2)	3,500	325
Michaels (1)	36,900	421
Monro (2)	6,500	562
Murphy USA (1)	5,200	445
National Vision Holdings (1)	11,922	375

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Office Depot	72,075	262
Penske Automotive Group (2)	4,016	179
Rent-A-Center (1)	10,750	224
RH (1)(2)	6,300	649
Sally Beauty Holdings (1)(2)	17,100	315
Signet Jewelers	10,320	280
Sleep Number (1)(2)	10,600	498
Sonic Automotive, Class A	13,320	197
Sportsman's Warehouse Holdings (1)(2)	45,900	220
Tailored Brands (2)	13,350	105
Urban Outfitters (1)	14,100	418
Williams-Sonoma (2)	16,000	900
		17,346
Textiles, Apparel & Luxury Goods 0.8%
Carter's	7,200	726
Charles & Colvard (1)	2,868	3
Columbia Sportswear	4,462	465
Crocs (1)	13,700	353
Deckers Outdoor (1)	2,600	382
Lululemon Athletica (1)	20,600	3,376
Movado Group	6,800	247
Oxford Industries	3,800	286
Skechers USA, Class A (1)	26,300	884
Steven Madden	13,050	442
Wolverine World Wide	9,300	332
		7,496
Total Consumer Discretionary		99,653
CONSUMER STAPLES 2.5%

Beverages 0.3%
Boston Beer, Class A (1)(2)	1,500	442
Coca-Cola Consolidated	2,350	677
Craft Brew Alliance (1)	10,300	144
Keurig Dr Pepper	27,400	766
National Beverage (2)	2,448	141
Primo Water (1)	31,400	486

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Willamette Valley Vineyards (1)	10,850	78
		2,734
Food & Staples Retailing 0.5%
Andersons	9,350	301
Casey's General Stores	6,800	876
Chef's Warehouse (1)	8,400	261
Performance Food Group (1)	15,020	595
PriceSmart	3,350	197
SpartanNash	3,700	59
Sprouts Farmers Market (1)	19,900	429
U.S. Foods Holding (1)	33,800	1,180
United Natural Foods (1)	3,300	43
		3,941
Food Products 1.1%
Alico	1,888	51
B&G Foods (2)	19,700	481
Bunge	28,602	1,518
Cal-Maine Foods (2)	4,700	210
Darling Ingredients (1)	31,600	684
Farmer Bros. (1)	7,000	140
Flowers Foods (2)	29,783	635
Fresh Del Monte Produce	6,500	176
Hain Celestial Group (1)(2)	11,000	254
Hostess Brands (1)	21,900	274
Ingredion	10,700	1,013
J&J Snack Foods	2,240	356
John B. Sanfilippo & Son	3,300	237
Lancaster Colony	4,765	747
Pilgrim's Pride (1)	10,300	230
Post Holdings (1)	11,585	1,267
Sanderson Farms (2)	4,040	533
TreeHouse Foods (1)	17,143	1,106
		9,912
Household Products 0.2%
Central Garden & Pet, Class A (1)	13,800	321

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Energizer Holdings	13,550	609
Spectrum Brands Holdings	3,500	191
WD-40 (2)	1,900	322
		1,443
Personal Products 0.3%
Edgewell Personal Care (1)	10,250	450
Herbalife Nutrition (1)(2)	22,000	1,166
Inter Parfums	3,900	296
Lifevantage (1)	4,500	64
Medifast (2)	5,300	676
Nu Skin Enterprises, Class A	7,800	373
		3,025
Tobacco 0.1%
22nd Century Group (1)(2)	140,400	240
Universal	4,640	268
Vector Group	22,175	239
		747
Total Consumer Staples		21,802
ENERGY 3.3%

Energy Equipment & Services 1.0%
Apergy (1)	11,700	480
Archrock	10,367	101
C&J Energy Services (1)	19,100	296
Core Laboratories	5,280	364
Dawson Geophysical (1)	369	1
Diamond Offshore Drilling (1)(2)	27,028	284
Dril-Quip (1)	8,200	376
Ensco, Class A (2)	143,740	565
Exterran (1)	14,083	237
KLX Energy Services Holdings (1)	8,080	203
Mammoth Energy Services (2)	18,000	300
Matrix Service (1)	14,700	288
McDermott International (1)(2)	73,617	548
Nabors Industries (2)	108,400	373

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oceaneering International (1)	27,000	426
Oil States International (1)	13,630	231
Patterson-UTI Energy	53,737	753
Rowan, Class A (1)(2)	25,600	276
SEACOR Holdings (1)	2,650	112
SEACOR Marine Holdings (1)	5,487	73
Solaris Oilfield Infrastructure, Class A (2)	33,300	548
Superior Energy Services (1)	73,000	341
TETRA Technologies (1)	63,800	149
Transocean (1)	88,000	767
U.S. Silica Holdings	39,300	682
Unit (1)	20,500	292
Weatherford International (1)(2)	9,400	7
		9,073
Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum (1)	77,800	97
Adams Resources & Energy	2,500	98
Antero Resources (1)	16,300	144
Approach Resources (1)(2)	28,400	10
Arch Coal, Class A (2)	3,900	356
Bonanza Creek Energy (1)	9,700	220
California Resources (1)(2)	10,300	265
Callon Petroleum (1)(2)	80,750	610
Carrizo Oil & Gas (1)(2)	22,600	282
Centennial Resource Development, Class A (1)(2)	48,900	430
Cheniere Energy (1)	36,600	2,502
Chesapeake Energy (1)(2)	155,197	481
CNX Resources (1)(2)	45,800	493
CONSOL Energy (1)	7,800	267
Continental Resources (1)	20,600	922
CVR Energy	9,400	387
Delek U.S. Holdings	5,743	209
EQT	41,400	859
Equitrans Midstream	41,600	906
Extraction Oil & Gas (1)(2)	73,600	311
Gulfport Energy (1)(2)	43,300	347

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Highpoint Resources (1)	3,432	8
Kosmos Energy	70,604	440
Matador Resources (1)(2)	24,200	468
Murphy Oil (2)	33,200	973
Northern Oil & Gas (1)(2)	85,700	235
Oasis Petroleum (1)(2)	13,100	79
Parsley Energy, Class A (1)	51,800	1,000
PBF Energy, Class A	10,600	330
PDC Energy (1)(2)	10,200	415
Peabody Energy	13,600	385
QEP Resources (1)(2)	53,800	419
Range Resources (2)	30,300	341
Renewable Energy Group (1)(2)	12,000	263
REX American Resources (1)(2)	2,050	165
SemGroup, Class A	27,900	411
SM Energy (2)	20,700	362
Southwestern Energy (1)	26,100	122
SRC Energy (1)(2)	67,900	348
Targa Resources (2)	42,400	1,762
Uranium Energy (1)(2)	65,500	92
W&T Offshore (1)	43,200	298
Whiting Petroleum (1)	9,325	244
World Fuel Services	12,200	352
WPX Energy (1)	69,300	908
		20,616
Total Energy		29,689
FINANCIALS 15.4%

Banks 5.8%
1st Source	7,052	317
Ameris Bancorp	9,100	313
Arrow Financial	6,801	224
Associated Banc-Corp	30,627	654
Atlantic Capital Bancshares (1)	2,500	45
Banc of California	30,800	426
BancFirst	9,800	511

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bancorp (1)	27,800	225
BancorpSouth Bank (2)	14,575	411
Bank of Hawaii	6,266	494
Bank OZK	14,200	411
BankUnited	25,300	845
Banner	9,373	508
Bar Harbor Bankshares	4,021	104
BOK Financial	4,560	372
Boston Private Financial Holdings	27,599	302
Brookline Bancorp	24,129	347
Cadence BanCorp	26,818	497
Camden National	4,800	200
Cathay General Bancorp	13,056	443
Central Pacific Financial	15,900	458
Century Bancorp, Class A	4,050	296
Chemical Financial (2)	14,014	577
CIT Group	21,200	1,017
Citizens & Northern	2,222	56
City Holding	8,250	628
Columbia Banking System	13,850	453
Commerce Bancshares	16,027	930
Community Bank System	8,828	528
Community Trust Bancorp	8,672	356
ConnectOne Bancorp	17,083	336
Cullen/Frost Bankers	9,950	966
CVB Financial	13,106	276
Eagle Bancorp (1)	13,000	653
East West Bancorp	24,700	1,185
First Bancorp North Carolina	10,375	361
First BanCorp Puerto Rico	18,500	212
First Busey	14,991	366
First Citizens BancShares, Class A	1,470	599
First Commonwealth Financial	33,700	425
First Community Bancshares	11,200	371
First Financial	5,350	225
First Financial Bancorp	20,572	495

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Financial Bankshares (2)	10,188	589
First Hawaiian	6,500	169
First Horizon National (2)	55,500	776
First Merchants	11,813	435
First Midwest Bancorp	17,893	366
First United	4,211	73
Flushing Financial	9,825	215
FNB (2)	57,567	610
Fulton Financial	19,102	296
German American Bancorp	6,733	198
Glacier Bancorp	15,812	634
Great Western Bancorp	11,600	366
Hancock Whitney	13,835	559
Hilltop Holdings	22,798	416
Home BancShares	29,476	518
Hope Bancorp	30,600	400
IBERIABANK	6,655	477
Independent Bank, (MA) (2)	10,050	814
Independent Bank Group	3,000	154
International Bancshares	10,302	392
Investors Bancorp	50,135	594
Macatawa Bank	22,400	223
National Bank Holdings, Class A	16,500	549
National Commerce (1)	11,400	447
NBT Bancorp	11,780	424
Northrim BanCorp	7,125	245
OFG Bancorp	4,200	83
Old Line Bancshares	4,000	100
Old National Bancorp	26,430	433
Pacific Premier Bancorp	15,500	411
PacWest Bancorp	12,012	452
Park National	4,340	411
Peapack Gladstone Financial	10,157	266
Peoples Bancorp	3,550	110
Pinnacle Financial Partners	12,649	692
Popular	22,530	1,174

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Preferred Bank	8,695	391
Premier Financial Bancorp	10,262	161
Prosperity Bancshares	7,660	529
Renasant	8,352	283
S&T Bancorp	12,800	506
Sandy Spring Bancorp	12,930	404
Seacoast Banking (1)	21,539	567
Signature Bank	11,600	1,486
Simmons First National, Class A	9,210	225
South State	8,204	561
Southside Bancshares	15,890	528
Sterling Bancorp	39,495	736
Stock Yards Bancorp	12,681	429
Synovus Financial	24,932	857
TCF Financial	47,100	974
Texas Capital Bancshares (1)	9,000	491
Tompkins Financial	6,517	496
Towne Bank	15,678	388
TriCo Bancshares	4,000	157
Trustmark	13,500	454
UMB Financial (2)	7,712	494
Umpqua Holdings	41,864	691
Union Bankshares	10,729	347
United Bankshares (2)	12,800	464
United Community Banks	18,596	464
Univest Financial	11,500	281
Valley National Bancorp (2)	26,700	256
Webster Financial	18,410	933
WesBanco	16,405	652
West Bancorporation	13,000	269
Westamerica Bancorporation	4,846	299
Western Alliance Bancorp (1)	25,800	1,059
Wintrust Financial	7,050	475
		51,796
Capital Markets 2.2%
Ashford (1)	1,249	69

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BGC Partners, Class A	77,700	413
Blucora (1)	9,500	317
Cboe Global Markets	2,831	270
Cohen & Steers (2)	7,700	326
Cowen (1)	18,924	274
Donnelley Financial Solutions (1)	8,375	125
Eaton Vance	16,966	684
Evercore, Class A	7,500	683
FactSet Research Systems	6,500	1,614
Federated Investors, Class B	6,400	188
GAMCO Investors, Class A	900	18
Interactive Brokers Group, Class A (2)	18,800	975
INTL. FCStone (1)	7,181	278
Janus Henderson Group (2)	23,728	593
KKR, Class A (2)	89,500	2,102
Lazard, Class A	24,300	878
Legg Mason	300	8
LPL Financial Holdings	14,600	1,017
MarketAxess Holdings	6,800	1,673
Moelis, Class A	8,000	333
Morningstar	6,500	819
Piper Jaffray	5,950	433
SEI Investments	19,556	1,022
Stifel Financial (2)	13,086	690
TD Ameritrade Holding	54,268	2,713
U.S. Global Investors, Class A (2)	56,500	62
Virtus Investment Partners	4,734	462
Waddell & Reed Financial, Class A (2)	21,740	376
		19,415
Consumer Finance 1.0%
Ally Financial	92,200	2,535
Asta Funding (1)	4,330	20
Atlanticus Holdings (1)	4,045	14
Credit Acceptance (1)(2)	1,400	633
Encore Capital Group (1)(2)	8,200	223
EZCORP, Class A (1)(2)	26,100	243

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FirstCash	10,338	894
Green Dot, Class A (1)	7,100	431
LendingClub (1)	189,900	587
Navient	26,700	309
Nelnet, Class A	3,922	216
OneMain Holdings	16,300	517
PRA Group (1)	19,550	524
Santander Consumer USA Holdings	17,700	374
SLM	98,300	974
		8,494
Diversified Financial Services 0.2%
AXA Equitable Holdings (2)	16,200	326
Newstar Financial, CVR (1)(3)	6,000	3
On Deck Capital (1)	36,300	197
Voya Financial	34,100	1,704
		2,230
Insurance 3.6%
Alleghany (1)	2,618	1,603
American Equity Investment Life Holding	14,600	395
American Financial Group	10,610	1,021
Arch Capital Group (1)	56,100	1,813
Argo Group International Holdings	11,287	798
Assured Guaranty	23,600	1,049
Athene Holding, Class A (1)	15,400	628
Axis Capital Holdings	18,800	1,030
Brown & Brown	26,000	767
Citizens (1)(2)	15,133	101
CNA Financial	10,400	451
CNO Financial Group	26,900	435
eHealth (1)	6,300	393
EMC Insurance Group	5,454	174
Enstar Group (1)	1,400	244
Erie Indemnity, Class A (2)	1,500	268
FBL Financial Group, Class A	3,542	222
Fidelity National Financial	55,193	2,017

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First American Financial	26,630	1,371
Genworth Financial, Class A (1)	133,000	509
Hanover Insurance Group	8,320	950
Health Insurance Innovations, Class A (1)(2)	7,200	193
Horace Mann Educators	9,210	324
James River Group Holdings	8,500	341
Kemper	9,550	727
Markel (1)	2,754	2,744
MBIA (1)	26,100	249
Mercury General	4,500	225
National General Holdings	15,600	370
National Western Life Group, Class A	1,110	291
Navigators Group	6,700	468
Old Republic International	46,593	975
Primerica	6,700	818
ProAssurance	8,340	289
Reinsurance Group of America	10,020	1,423
RenaissanceRe Holdings	8,595	1,233
RLI	1,000	72
Safety Insurance Group	5,615	489
Selective Insurance Group	10,200	645
State Auto Financial	10,770	355
Stewart Information Services	8,280	354
Third Point Reinsurance (1)	24,750	257
United Fire Group	9,000	393
Universal Insurance Holdings	11,400	353
White Mountains Insurance Group	957	886
WR Berkley	11,572	980
		31,693
Mortgage Real Estate Investment Trusts 1.4%
AG Mortgage Investment Trust, REIT	24,500	413
AGNC Investment, REIT	117,074	2,107
Annaly Capital Management, REIT	221,720	2,215
Anworth Mortgage Asset, REIT	103,400	418
Apollo Commercial Real Estate Finance, REIT	17,543	319
Ares Commercial Real Estate, REIT	24,200	368

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ARMOUR Residential, REIT	425	8
Blackstone Mortgage Trust, Class A, REIT (2)	23,700	819
Cherry Hill Mortgage Investment, REIT (2)	14,400	248
Chimera Investment, REIT (2)	48,420	907
Dynex Capital, REIT (2)	65,700	400
Granite Point Mortgage Trust, REIT	15,292	284
MFA Financial, REIT	45,600	331
New Residential Investment, REIT (2)	67,650	1,144
Ready Capital, REIT (2)	15,000	220
Redwood Trust, REIT	35,200	568
Starwood Property Trust, REIT	53,000	1,185
Two Harbors Investment, REIT	30,572	414
Western Asset Mortgage Capital, REIT	38,422	393
		12,761
Thrifts & Mortgage Finance 1.2%
Axos Financial (1)	19,400	562
Capitol Federal Financial	28,244	377
Essent Group (1)	21,400	930
Federal Agricultural Mortgage, Class C	4,900	355
HomeStreet (1)	14,600	385
Kearny Financial	31,484	405
LendingTree (1)(2)	2,000	703
Meridian Bancorp	30,065	472
MGIC Investment (1)	52,100	687
Mr Cooper Group (1)	185	2
New York Community Bancorp (2)	99,437	1,150
Northwest Bancshares	20,579	349
OceanFirst Financial	18,114	436
Ocwen Financial (1)	101,930	186
PennyMac Financial Services	4,665	104
Provident Financial Services	10,118	262
Radian Group	37,758	783
TFS Financial	14,100	232
TrustCo Bank	41,850	325
Walker & Dunlop	7,900	402
Washington Federal	17,968	519

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Western New England Bancorp	13,100	121
WSFS Financial (2)	18,739	723
		10,470
Total Financials		136,859
HEALTH CARE 12.3%

Biotechnology 4.8%
ACADIA Pharmaceuticals (1)(2)	22,000	591
Acceleron Pharma (1)(2)	8,300	387
Achaogen (1)(2)	21,800	10
Acorda Therapeutics (1)	5,100	68
Adamas Pharmaceuticals (1)(2)	12,200	87
Agenus (1)(2)	81,300	241
Agios Pharmaceuticals (1)(2)	8,500	573
Aimmune Therapeutics (1)(2)	19,800	443
Akebia Therapeutics (1)(2)	18,212	149
Alkermes (1)	32,000	1,168
Alnylam Pharmaceuticals (1)	18,500	1,729
Amicus Therapeutics (1)(2)	12,400	169
AquaBounty Technologies (1)(2)	2,617	6
Arena Pharmaceuticals (1)(2)	6,900	309
Array BioPharma (1)(2)	62,700	1,529
Arrowhead Pharmaceuticals (1)(2)	41,800	767
BioMarin Pharmaceutical (1)	31,690	2,815
Bluebird Bio (1)(2)	7,400	1,164
Blueprint Medicines (1)(2)	12,600	1,009
Cara Therapeutics (1)(2)	11,100	218
CASI Pharmaceuticals (1)(2)	24,500	70
Celsion (1)(2)	60,200	118
Clovis Oncology (1)(2)	7,300	181
Coherus Biosciences (1)(2)	42,900	585
Corbus Pharmaceuticals Holdings (1)(2)	33,900	236
Dynavax Technologies (1)(2)	12,600	92
Emergent BioSolutions (1)	9,100	460
Esperion Therapeutics (1)(2)	6,800	273
Exelixis (1)	58,490	1,392

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FibroGen (1)(2)	20,500	1,114
Flexion Therapeutics (1)(2)	6,100	76
Genomic Health (1)(2)	3,400	238
Global Blood Therapeutics (1)(2)	19,900	1,053
Halozyme Therapeutics (1)(2)	23,500	378
Heron Therapeutics (1)(2)	21,600	528
Idera Pharmaceuticals (1)(2)	10,200	26
ImmunoGen (1)(2)	79,400	215
Immunomedics (1)(2)	55,500	1,066
Insmed (1)(2)	27,721	806
Intercept Pharmaceuticals (1)(2)	1,600	179
Ionis Pharmaceuticals (1)(2)	26,380	2,141
Ironwood Pharmaceuticals (1)(2)	26,800	363
Lexicon Pharmaceuticals (1)(2)	11,342	63
Ligand Pharmaceuticals (1)(2)	5,786	727
Madrigal Pharmaceuticals (1)(2)	2,400	301
Mirati Therapeutics (1)(2)	2,427	178
Momenta Pharmaceuticals (1)	41,900	609
Myriad Genetics (1)	9,680	321
Natera (1)	10,400	214
Neurocrine Biosciences (1)	20,300	1,788
OncoSec Medical (1)(2)	56,600	32
OPKO Health (1)(2)	176,000	459
Portola Pharmaceuticals (1)(2)	25,300	878
Progenics Pharmaceuticals (1)(2)	87,100	404
PTC Therapeutics (1)(2)	15,600	587
Puma Biotechnology (1)(2)	1,300	50
REGENXBIO (1)(2)	10,700	613
Repligen (1)(2)	3,800	225
Rocket Pharmaceuticals (1)	13,999	246
Sage Therapeutics (1)(2)	11,300	1,797
Sangamo Therapeutics (1)(2)	46,200	441
Sarepta Therapeutics (1)(2)	14,616	1,742
Seattle Genetics (1)(2)	21,920	1,605
Sorrento Therapeutics (1)(2)	11,296	54
Spark Therapeutics (1)(2)	9,836	1,120

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Spectrum Pharmaceuticals (1)(2)	48,300	516
Ultragenyx Pharmaceutical (1)(2)	9,800	680
United Therapeutics (1)	9,100	1,068
Verastem (1)(2)	44,400	131
Xencor (1)(2)	19,200	596
XOMA (1)(2)	23,633	293
		42,760
Health Care Equipment & Supplies 3.2%
AngioDynamics (1)	24,200	553
Avanos Medical (1)(2)	10,042	428
Cantel Medical	7,100	475
Cardiovascular Systems (1)	19,500	754
CONMED	6,050	503
CryoLife (1)	8,550	249
DexCom (1)	16,600	1,977
Exact Sciences (1)(2)	26,623	2,306
GenMark Diagnostics (1)(2)	63,500	450
Glaukos (1)(2)	6,800	533
Globus Medical, Class A (1)	21,100	1,042
Haemonetics (1)	10,400	910
Heska (1)	2,100	179
Hill-Rom Holdings	10,750	1,138
ICU Medical (1)	3,000	718
Inogen (1)(2)	5,900	563
Insulet (1)(2)	11,400	1,084
Integer Holdings (1)	5,050	381
Integra LifeSciences Holdings (1)	10,100	563
Invacare (2)	50,000	418
LeMaitre Vascular	14,700	456
LivaNova (1)	8,000	778
Masimo (1)	6,000	830
Meridian Bioscience	14,875	262
Merit Medical Systems (1)	10,306	637
Neogen (1)	9,666	555
Nevro (1)(2)	11,300	706
NuVasive (1)	11,300	642

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nuvectra (1)	35,483	391
OraSure Technologies (1)	32,975	368
Penumbra (1)(2)	8,800	1,294
Pulse Biosciences (1)	13,000	229
Quidel (1)	6,400	419
Rockwell Medical (1)	4,000	23
RTI Surgical (1)	33,300	200
SeaSpine Holdings (1)	397	6
STERIS	13,891	1,778
Surmodics (1)	8,050	350
Tactile Systems Technology (1)(2)	6,200	327
Tandem Diabetes Care (1)	9,900	628
TransEnterix (1)(2)	141,300	336
West Pharmaceutical Services	13,148	1,449
Wright Medical Group (1)	15,225	479
		28,367
Health Care Providers & Services 1.4%
Acadia Healthcare (1)(2)	17,400	510
Amedisys (1)	5,700	703
AMN Healthcare Services (1)	13,005	613
BioTelemetry (1)	2,600	163
Brookdale Senior Living (1)(2)	66,600	438
Capital Senior Living (1)	16,500	66
Chemed	2,600	832
CorVel (1)	5,750	375
Covetrus (1)(2)	14,701	468
Cross Country Healthcare (1)	18,000	127
Digirad	39,600	36
Diplomat Pharmacy (1)(2)	12,100	70
Encompass Health	15,700	917
Ensign Group	15,200	778
Five Star Senior Living (1)	5,118	5
HealthEquity (1)	11,800	873
LHC Group (1)	4,800	532
Magellan Health (1)	5,900	389
MEDNAX (1)	17,900	486

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Molina Healthcare (1)	9,750	1,384
Patterson (2)	19,819	433
Premier, Class A (1)	10,100	348
Providence Service (1)	7,300	486
Quorum Health (1)	22,800	32
RadNet (1)	7,600	94
Select Medical Holdings (1)	18,500	261
Tenet Healthcare (1)	17,400	502
Tivity Health (1)(2)	14,348	252
		12,173
Health Care Technology 0.8%
Allscripts Healthcare Solutions (1)	9,400	90
Evolent Health, Class A (1)	17,100	215
HealthStream (1)	12,400	348
HMS Holdings (1)	22,400	663
Inovalon Holdings, Class A (1)(2)	29,400	365
Medidata Solutions (1)(2)	9,200	674
MTBC (1)(2)	30,900	136
NextGen Healthcare (1)	20,600	347
Omnicell (1)	7,820	632
Teladoc Health (1)(2)	18,300	1,018
Veeva Systems, Class A (1)	20,400	2,588
		7,076
Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Class A (1)	3,000	917
Bio-Techne	5,900	1,171
Bruker	32,150	1,236
Cambrex (1)	8,410	327
Charles River Laboratories International (1)	6,800	988
Harvard Bioscience (1)	4,800	21
Luminex (2)	17,000	391
NeoGenomics (1)(2)	10,000	205
PRA Health Sciences (1)	11,800	1,301
Syneos Health (1)(2)	9,800	507
		7,064

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pharmaceuticals 1.3%
Aclaris Therapeutics (1)(2)	8,400	50
Aerie Pharmaceuticals (1)(2)	13,500	641
Akorn (1)(2)	93,800	330
Amneal Pharmaceuticals (1)(2)	13,100	186
Catalent (1)	24,400	990
Collegium Pharmaceutical (1)	31,600	479
Durect (1)	81,600	51
Elanco Animal Health (1)	66,284	2,126
Endo International (1)	56,200	451
Horizon Pharma (1)(2)	18,400	486
Innoviva (1)(2)	14,500	204
Intra-Cellular Therapies (1)(2)	18,200	222
Jazz Pharmaceuticals (1)	10,700	1,530
Mallinckrodt (1)(2)	18,500	402
Medicines (1)(2)	16,590	464
MyoKardia (1)(2)	10,100	525
NuPathe, CVR, Rights 1/2/24 (1)(2)(3)	81,200	—
Omeros (1)(2)	17,000	295
Otonomy (1)	18,700	49
Pacira Pharmaceuticals (1)(2)	7,300	278
Prestige Consumer Healthcare (1)(2)	8,600	257
Revance Therapeutics (1)(2)	13,400	211
Supernus Pharmaceuticals (1)(2)	15,400	540
Teligent (1)(2)	35,300	41
Tetraphase Pharmaceuticals (1)	163,600	219
Theravance Biopharma (1)(2)	14,200	322
WaVe Life Sciences (1)(2)	8,800	342
Zynerba Pharmaceuticals (1)(2)	83,800	454
		12,145
Total Health Care		109,585
INDUSTRIALS & BUSINESS SERVICES 12.8%

Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings (1)(2)	12,510	444
Aerovironment (1)	6,300	431

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axon Enterprise (1)(2)	14,760	803
BWX Technologies (2)	22,775	1,129
Cubic	5,100	287
Curtiss-Wright	8,900	1,009
Ducommun (1)	3,600	157
HEICO (2)	10,271	974
HEICO, Class A	10,225	859
Hexcel	12,500	864
Mercury Systems (1)	8,000	513
Moog, Class A	5,630	490
National Presto Industries (2)	1,700	185
Spirit AeroSystems Holdings, Class A	17,400	1,593
Teledyne Technologies (1)	8,700	2,062
Triumph Group (2)	15,100	288
Vectrus (1)	4,744	126
		12,214
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings (1)(2)	7,500	379
Hub Group, Class A (1)	6,400	262
XPO Logistics (1)(2)	20,300	1,091
		1,732
Airlines 0.3%
Allegiant Travel	2,900	375
Hawaiian Holdings (2)	15,600	410
JetBlue Airways (1)	53,200	870
SkyWest	2,530	137
Spirit Airlines (1)	10,100	534
		2,326
Building Products 1.0%
AAON	7,990	369
Apogee Enterprises	7,700	289
Armstrong Flooring (1)	12,849	175
Armstrong Worldwide Industries	9,000	715
Builders FirstSource (1)	24,900	332
Griffon	17,500	323

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lennox International	5,890	1,557
Masonite International (1)	5,300	264
NCI Building Systems (1)	17,600	108
Owens Corning	26,100	1,230
PGT Innovations (1)	22,700	314
Quanex Building Products	25,340	403
Resideo Technologies (1)	18,944	365
Simpson Manufacturing	7,600	451
Trex (1)	16,200	997
Universal Forest Products	9,870	295
USG	12,950	561
		8,748
Commercial Services & Supplies 1.3%
ABM Industries (2)	9,350	340
ACCO Brands	5,000	43
Advanced Disposal Services (1)	4,500	126
Brady, Class A	9,700	450
Brink's	9,549	720
Casella Waste Systems, Class A (1)	11,275	401
Clean Harbors (1)	9,600	687
Covanta Holding	23,604	409
Deluxe	5,628	246
Ecology & Environment, Class A	205	2
Ennis	11,357	236
frontdoor (1)	12,050	415
Healthcare Services Group (2)	15,250	503
Herman Miller	9,950	350
HNI	4,280	155
Interface	11,500	176
KAR Auction Services	20,700	1,062
Kimball International, Class B	8,690	123
Knoll	9,700	183
Matthews International, Class A	9,000	333
Mobile Mini	15,400	523
MSA Safety	6,200	641
Multi-Color	4,012	200

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pitney Bowes	48,100	330
Steelcase, Class A	12,059	176
Stericycle (1)(2)	14,300	778
Team (1)(2)	25,847	452
Tetra Tech	9,850	587
UniFirst	2,200	338
US Ecology	4,700	263
Viad	8,677	488
		11,736
Construction & Engineering 0.6%
AECOM (1)	31,022	921
Aegion (1)	7,350	129
Arcosa	6,752	206
Comfort Systems USA	5,806	304
Dycom Industries (1)	6,163	283
EMCOR Group	9,860	721
Granite Construction	12,546	541
KBR	17,500	334
MasTec (1)(2)	11,850	570
MYR Group (1)	9,300	322
Primoris Services	13,800	286
Sterling Construction (1)	14,800	185
Tutor Perini (1)	22,000	377
Valmont Industries	3,700	481
		5,660
Electrical Equipment 0.9%
Acuity Brands	5,700	684
AZZ	8,400	344
Energous (1)(2)	75,700	480
EnerSys	9,400	612
Generac Holdings (1)	10,300	528
Hubbell	9,033	1,066
LSI Industries	10,325	27
nVent Electric	26,300	709
Plug Power (1)(2)	218,200	524

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Regal Beloit	7,400	606
Sensata Technologies Holding (1)	33,800	1,522
Thermon Group Holdings (1)	19,300	473
		7,575
Industrial Conglomerates 0.1%
Carlisle Companies	9,420	1,155
		1,155
Machinery 3.6%
AGCO	12,750	887
Albany International, Class A	7,803	559
Allison Transmission Holdings	20,900	939
Astec Industries	5,700	215
Barnes Group	8,900	458
Chart Industries (1)(2)	11,000	996
Colfax (1)(2)	14,800	439
Crane	8,041	680
DMC Global	11,800	586
Donaldson	18,842	943
Douglas Dynamics	5,600	213
EnPro Industries	5,350	345
ESCO Technologies	9,140	613
Federal Signal	10,600	275
Franklin Electric	5,400	276
Freightcar America (1)	15,700	97
Gardner Denver Holdings (1)	12,300	342
Graco	29,054	1,439
Graham	5,250	103
Greenbrier	7,200	232
Harsco (1)	1,960	40
Hillenbrand	14,850	617
Hurco	5,900	238
Hyster-Yale Materials Handling	4,600	287
IDEX	11,355	1,723
ITT	14,100	818
John Bean Technologies	5,872	540

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kennametal (2)	11,100	408
Lincoln Electric Holdings	11,480	963
Meritor (1)	16,900	344
Middleby (1)	10,593	1,377
Milacron Holdings (1)	12,100	137
Mueller Industries	12,500	392
Mueller Water Products, Class A	51,643	518
Navistar International (1)	15,700	507
NN (2)	43,300	324
Nordson	9,320	1,235
Oshkosh	13,700	1,029
Park-Ohio Holdings	3,000	97
Proto Labs (1)	8,000	841
RBC Bearings (1)	5,500	699
REV Group	26,800	293
Rexnord (1)	18,200	458
Spartan Motors	16,800	148
SPX (1)	12,705	442
SPX FLOW (1)	3,405	109
Sun Hydraulics	7,900	367
Tennant	2,500	155
Terex	16,000	514
Timken	11,200	489
Titan International	2,850	17
Toro	19,520	1,344
Trinity Industries	20,258	440
Wabash National	14,700	199
WABCO Holdings (1)	12,200	1,608
Watts Water Technologies, Class A	5,050	408
Welbilt (1)	25,600	419
Woodward	8,700	826
		32,007
Marine 0.1%
Kirby (1)	9,700	728
Matson	16,450	594
		1,322

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Professional Services 1.5%
ASGN (1)	8,950	568
CBIZ (1)	23,350	473
CoStar Group (1)	6,202	2,893
CRA International	5,050	255
Exponent	14,200	820
Forrester Research	7,500	363
FTI Consulting (1)	7,295	560
Heidrick & Struggles International	10,658	408
Insperity	9,700	1,199
Kforce	12,156	427
Korn/Ferry International	11,600	519
ManpowerGroup	11,742	971
Mastech Digital (1)	22,382	138
Navigant Consulting	13,100	255
TransUnion	32,137	2,148
TriNet Group (1)	11,200	669
TrueBlue (1)	8,700	206
WageWorks (1)	11,800	446
		13,318
Road & Rail 0.8%
AMERCO (2)	1,300	483
ArcBest	4,200	129
Avis Budget Group (1)	12,700	443
Genesee & Wyoming, Class A (1)	7,618	664
Heartland Express	9,623	185
Hertz Global Holdings (1)(2)	5,000	87
Knight-Swift Transportation Holdings (2)	21,292	696
Landstar System	7,400	809
Old Dominion Freight Line	10,227	1,477
Patriot Transportation Holding (1)	1,850	35
Ryder System	10,675	662
Saia (1)	6,100	373
USA Truck (1)	16,300	235
Werner Enterprises	2,853	97

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

YRC Worldwide (1)	75,488	505
		6,880
Trading Companies & Distributors 0.9%
Air Lease (2)	13,500	464
Aircastle	3,500	71
Applied Industrial Technologies	2,762	164
Beacon Roofing Supply (1)	2,600	84
DXP Enterprises (1)	8,100	315
GATX (2)	6,650	508
GMS (1)	26,285	397
H&E Equipment Services	11,300	284
HD Supply Holdings (1)	37,000	1,604
Herc Holdings (1)	3,855	150
Kaman	5,361	313
Lawson Products (1)	5,000	157
MRC Global (1)	25,200	441
MSC Industrial Direct, Class A	7,700	637
NOW (1)	9,600	134
SiteOne Landscape Supply (1)(2)	6,900	394
Titan Machinery (1)	12,400	193
Univar (1)	17,700	392
Watsco	5,400	773
WESCO International (1)	5,451	289
Willis Lease Finance (1)	6,500	276
		8,040
Transportation Infrastructure 0.1%
Macquarie Infrastructure (2)	11,400	470
		470
Total Industrials & Business Services		113,183
INFORMATION TECHNOLOGY 18.8%

Communications Equipment 0.9%
ADTRAN	22,573	309
Aerohive Networks (1)	17,100	77
ARRIS International (1)	19,653	621

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CalAmp (1)	15,000	189
Ciena (1)	17,400	650
CommScope Holding (1)	23,000	500
Comtech Telecommunications	6,460	150
Digi International (1)	9,060	115
EchoStar, Class A (1)	11,344	413
Finisar (1)	16,600	385
Infinera (1)(2)	54,600	237
InterDigital	8,060	532
KVH Industries (1)	7,400	75
Lumentum Holdings (1)(2)	14,960	846
NETGEAR (1)	7,500	248
NetScout Systems (1)	6,200	174
PC-Tel	1,300	7
Plantronics	8,250	380
Ribbon Communications (1)	15,700	81
Ubiquiti Networks (2)	4,400	659
ViaSat (1)(2)	7,000	543
Viavi Solutions (1)	48,500	600
		7,791
Electronic Equipment, Instruments & Components 2.7%
Anixter International (1)	2,800	157
Arlo Technologies (1)	37,452	155
Arrow Electronics (1)	12,275	946
Avnet	21,950	952
AVX	4,202	73
Badger Meter	2,900	161
Belden (2)	10,663	573
Benchmark Electronics	7,900	207
CDW	25,800	2,486
Cognex	32,400	1,648
Coherent (1)(2)	4,500	638
CTS	13,250	389
Dolby Laboratories, Class A	8,640	544
ePlus (1)	3,200	283
Fabrinet (1)	13,800	723

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FARO Technologies (1)	5,500	242
I.D. Systems (1)	10,800	64
II-VI (1)	14,000	521
Insight Enterprises (1)	8,950	493
Itron (1)	1,800	84
Jabil	29,600	787
KEMET	34,200	580
Keysight Technologies (1)	7,157	624
Kimball Electronics (1)	6,517	101
Knowles (1)	9,300	164
Littelfuse	3,539	646
Mesa Laboratories (2)	400	92
Methode Electronics	9,850	283
National Instruments	24,325	1,079
Novanta (1)	5,620	476
OSI Systems (1)	2,538	222
Park Electrochemical	13,400	210
PC Connection	5,200	191
Plexus (1)	5,560	339
Rogers (1)	4,550	723
Sanmina (1)	15,800	456
ScanSource (1)	7,000	251
SigmaTron International (1)	1,000	3
SYNNEX	4,600	439
Tech Data (1)	6,580	674
Trimble (1)	38,824	1,569
TTM Technologies (1)	21,050	247
Vishay Intertechnology	23,778	439
Vishay Precision Group (1)	9,383	321
Zebra Technologies, Class A (1)	8,325	1,744
		23,999
IT Services 4.4%
Black Knight (1)	22,052	1,202
Booz Allen Hamilton Holding	26,900	1,564
CACI International, Class A (1)	4,500	819
Conduent (1)	55,900	773

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CoreLogic (1)	22,330	832
CSG Systems International	10,300	436
EPAM Systems (1)	10,900	1,843
Euronet Worldwide (1)(2)	11,350	1,618
Everi Holdings (1)	46,300	487
EVERTEC	3,000	83
ExlService Holdings (1)	5,800	348
First Data, Class A (1)	93,100	2,446
Genpact	35,300	1,242
GoDaddy, Class A (1)	34,600	2,602
GTT Communications (1)(2)	16,900	586
Hackett Group	8,100	128
Internap (1)(2)	53,200	264
Kratos Defense & Security Solutions (1)	24,600	384
Leidos Holdings	25,800	1,654
LiveRamp Holdings (1)	18,500	1,010
MAXIMUS	10,600	752
MongoDB (1)(2)	1,761	259
Okta (1)	11,363	940
Perspecta	33,400	675
PRGX Global (1)	27,100	215
Sabre	45,000	963
Science Applications International	6,671	513
Square, Class A (1)	47,987	3,595
Sykes Enterprises (1)	10,740	304
Travelport Worldwide	16,700	263
TTEC Holdings	3,490	126
Twilio, Class A (1)(2)	14,900	1,925
Unisys (1)(2)	33,300	389
Virtusa (1)	3,700	198
WEX (1)	6,600	1,267
Worldpay, Class A (1)	55,563	6,306
		39,011
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries (1)	9,950	494
Amkor Technology (1)	14,120	121

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Brooks Automation	20,600	604
Cabot Microelectronics	6,342	710
Cirrus Logic (1)	17,540	738
Cohu	24,700	364
Cree (1)(2)	15,200	870
CyberOptics (1)	5,000	86
Cypress Semiconductor	70,150	1,047
Diodes (1)	11,050	383
DSP Group (1)	21,490	302
Entegris (2)	25,977	927
Everspin Technologies (1)	10,200	78
First Solar (1)(2)	18,400	972
Impinj (1)(2)	9,800	164
Inphi (1)	10,600	464
Integrated Device Technology (1)	17,400	852
Kulicke & Soffa Industries	13,600	301
Lattice Semiconductor (1)	27,700	331
Marvell Technology Group	97,003	1,929
MaxLinear (1)(2)	17,170	438
MKS Instruments	10,500	977
Monolithic Power Systems	5,864	795
Nanometrics (1)	10,100	312
NVE	2,900	284
ON Semiconductor (1)	76,060	1,565
PDF Solutions (1)(2)	25,701	317
Photronics (1)	37,660	356
Pixelworks (1)	15,200	60
Power Integrations	2,400	168
Semtech (1)	13,100	667
Silicon Laboratories (1)	5,000	404
SolarEdge Technologies (1)	15,900	599
Synaptics (1)	6,275	249
Teradyne	29,900	1,191
Universal Display (2)	8,400	1,284
Versum Materials	9,100	458

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xperi	1,300	30
		21,891
Software 8.1%
2U (1)(2)	16,300	1,155
8x8 (1)(2)	20,300	410
ACI Worldwide (1)	19,500	641
Agilysys (1)	8,652	183
Alarm.com Holdings (1)(2)	7,800	506
Appian (1)(2)	9,500	327
Aspen Technology (1)	15,500	1,616
Asure Software (1)(2)	36,400	222
Avaya Holdings (1)	20,500	345
Aware (1)	12,000	43
Benefitfocus (1)(2)	8,100	401
Blackbaud	9,100	726
Bottomline Technologies (1)	8,000	401
Box, Class A (1)(2)	15,600	301
CDK Global	30,700	1,806
Cloudera (1)	30,800	337
CommVault Systems (1)	8,900	576
Cornerstone OnDemand (1)	11,100	608
Coupa Software (1)(2)	15,300	1,392
Dell Technologies, Class C (1)	21,897	1,285
Dropbox, Class A (1)	24,860	542
Ellie Mae (1)	6,200	612
Envestnet (1)(2)	8,500	556
Fair Isaac (1)	3,785	1,028
FireEye (1)(2)	27,600	463
Five9 (1)(2)	15,100	798
Guidewire Software (1)	18,500	1,797
HubSpot (1)(2)	3,300	549
Instructure (1)(2)	11,100	523
j2 Global (2)	11,200	970
LivePerson (1)(2)	15,100	438
LogMeIn	7,200	577
Manhattan Associates (1)	12,340	680

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MicroStrategy, Class A (1)	3,606	520
Mitek Systems (1)	26,100	319
MobileIron (1)	60,600	331
Monotype Imaging Holdings	13,500	269
NetSol Technologies (1)	6,000	39
New Relic (1)(2)	10,600	1,046
Nuance Communications (1)	36,711	622
Nutanix, Class A (1)(2)	16,700	630
Onespan (1)	22,000	423
Palo Alto Networks (1)	15,500	3,765
Paycom Software (1)(2)	11,000	2,080
Paylocity Holding (1)	8,100	722
Pegasystems	14,300	930
Proofpoint (1)	10,300	1,251
PROS Holdings (1)(2)	10,100	427
PTC (1)	18,900	1,742
Q2 Holdings (1)(2)	8,900	616
Qualys (1)(2)	2,600	215
Qumu (1)	15,350	38
Rapid7 (1)	2,100	106
RealPage (1)	13,120	796
RingCentral, Class A (1)	7,900	852
ServiceNow (1)	30,800	7,592
Splunk (1)	29,000	3,613
SPS Commerce (1)	4,100	435
SS&C Technologies Holdings	37,600	2,395
Tableau Software, Class A (1)	16,200	2,062
Teradata (1)	18,651	814
TiVo	32,500	303
Trade Desk, Class A (1)(2)	5,200	1,029
Tyler Technologies (1)	7,000	1,431
Ultimate Software Group (1)	5,312	1,754
Verint Systems (1)	10,800	647
VMware, Class A	12,000	2,166
Workday, Class A (1)	28,300	5,458

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zendesk (1)	22,300	1,896
		72,148
Technology Hardware, Storage & Peripherals 0.2%
3D Systems (1)(2)	12,650	136
Electronics For Imaging (1)	10,300	277
Immersion (1)	24,200	204
Intevac (1)	15,600	96
NCR (1)(2)	21,100	576
Pure Storage, Class A (1)	38,700	843
		2,132
Total Information Technology		166,972
MATERIALS 4.2%

Chemicals 1.9%
AgroFresh Solutions (1)(2)	2,200	7
American Vanguard	5,066	87
Ashland Global Holdings	8,000	625
Axalta Coating Systems (1)	37,000	933
Balchem	6,500	603
Cabot	12,350	514
Chase	2,550	236
Chemours	32,500	1,208
Element Solutions (1)	45,600	461
Ferro (1)	25,760	488
GCP Applied Technologies (1)(2)	14,800	438
HB Fuller	7,540	367
Huntsman	44,700	1,005
Ingevity (1)	11,900	1,257
Koppers Holdings (1)	7,200	187
Kraton (1)	7,800	251
Minerals Technologies	7,110	418
NewMarket	1,200	520
Olin	29,790	689
OMNOVA Solutions (1)	14,900	105
PolyOne	16,130	473
Quaker Chemical	1,600	320

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rayonier Advanced Materials (2)	20,456	277
RPM International	27,700	1,608
Schulman A., CVR (1)	6,713	3
Scotts Miracle-Gro (2)	7,100	558
Sensient Technologies	7,380	500
Stepan	5,000	438
Tredegar	6,900	111
Trinseo	4,700	213
Valvoline	42,987	798
Westlake Chemical	6,142	417
WR Grace	10,700	835
		16,950
Construction Materials 0.1%
Eagle Materials	9,870	832
Summit Materials, Class A (1)(2)	30,292	481
		1,313
Containers & Packaging 0.8%
AptarGroup	10,460	1,113
Bemis	16,500	915
Berry Global Group (1)	18,200	980
Crown Holdings (1)	24,150	1,318
Graphic Packaging Holding	42,413	536
Greif, Class A	4,900	202
Myers Industries	11,115	190
Owens-Illinois	12,600	239
Silgan Holdings	9,940	295
Sonoco Products	15,187	935
		6,723
Metals & Mining 1.2%
AK Steel Holding (1)(2)	25,300	69
Alcoa (1)	26,200	738
Allegheny Technologies (1)(2)	23,100	591
Carpenter Technology	10,200	468
Century Aluminum (1)	50,700	450
Cleveland-Cliffs (2)	56,200	561

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Metals (2)	27,700	473
Compass Minerals International (2)	7,500	408
Gold Resource	56,400	222
Haynes International (2)	2,200	72
Hecla Mining (2)	204,200	470
Kaiser Aluminum (2)	2,836	297
Materion	6,500	371
Olympic Steel	9,400	149
Reliance Steel & Aluminum	10,000	903
Royal Gold (2)	10,550	959
Steel Dynamics	43,028	1,518
SunCoke Energy (1)	28,800	244
TimkenSteel (1)(2)	25,500	277
United States Steel	41,100	801
Worthington Industries	10,963	409
		10,450
Paper & Forest Products 0.2%
Boise Cascade	9,200	246
Clearwater Paper (1)	9,388	183
Domtar	11,016	547
Louisiana-Pacific (2)	24,500	597
PH Glatfelter	13,800	195
Verso, Class A (1)	16,700	358
		2,126
Total Materials		37,562
REAL ESTATE 8.3%

Equity Real Estate Investment Trusts 7.9%
Acadia Realty Trust, REIT	19,550	533
Agree Realty, REIT (2)	13,000	901
Alexander & Baldwin, REIT	3,350	85
Alexander's, REIT	700	263
American Assets Trust, REIT	9,000	413
American Campus Communities, REIT	22,526	1,072
American Homes 4 Rent, Class A, REIT	60,400	1,372
Americold Realty Trust, REIT (2)	11,931	364

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Apple Hospitality, REIT (2)	26,700	435
Ashford Hospitality Trust, REIT	23,100	110
Bluerock Residential Growth, REIT	14,100	152
Brandywine Realty Trust, REIT	33,343	529
Brixmor Property Group, REIT	25,400	467
Camden Property Trust, REIT	14,700	1,492
CareTrust, REIT	15,200	357
Cedar Realty Trust, REIT	21,500	73
CIM Commercial Trust, REIT (2)	284	5
City Office, REIT	34,100	386
Colony Capital, REIT	27,234	145
Columbia Property Trust, REIT	9,700	218
CoreCivic, REIT	21,291	414
CorEnergy Infrastructure Trust, REIT (2)	10,240	376
CoreSite Realty, REIT	8,400	899
Corporate Office Properties Trust, REIT	8,200	224
Cousins Properties, REIT	76,126	735
CubeSmart, REIT	47,000	1,506
CyrusOne, REIT	20,000	1,049
DiamondRock Hospitality, REIT	45,351	491
Douglas Emmett, REIT	28,200	1,140
EastGroup Properties, REIT	8,750	977
Empire State Realty Trust, Class A, REIT	13,300	210
EPR Properties, REIT	14,680	1,129
Equity Commonwealth, REIT	22,176	725
Equity LifeStyle Properties, REIT	18,340	2,096
First Industrial Realty Trust, REIT	12,200	431
Franklin Street Properties, REIT	21,400	154
Gaming and Leisure Properties, REIT	46,657	1,800
GEO Group, REIT	17,266	331
Getty Realty, REIT	20,643	661
Gladstone Land, REIT (2)	32,000	405
Global Net Lease, REIT	22,333	422
Global Self Storage, REIT	31,400	121
Healthcare Realty Trust, REIT	22,580	725
Healthcare Trust of America, Class A, REIT	47,150	1,348

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hersha Hospitality Trust, REIT (2)	15,800	271
Highwoods Properties, REIT	19,913	932
Hospitality Properties Trust, REIT	20,550	541
Hudson Pacific Properties, REIT	13,800	475
Independence Realty Trust, REIT	10,300	111
Invitation Homes, REIT (2)	59,868	1,457
JBG SMITH Properties, REIT	20,600	852
Kilroy Realty, REIT	18,520	1,407
Kite Realty Group Trust, REIT	26,600	425
Lamar Advertising, Class A, REIT	15,092	1,196
Lexington Realty Trust, REIT	30,329	275
Liberty Property Trust, REIT	29,933	1,449
Life Storage, REIT	12,600	1,226
LTC Properties, REIT	11,350	520
Mack-Cali Realty, REIT	5,034	112
Medical Properties Trust, REIT	50,100	927
Monmouth Real Estate Investment, REIT	39,700	523
National Health Investors, REIT	4,020	316
National Retail Properties, REIT	25,130	1,392
NorthStar Realty Europe, REIT	25,433	441
Omega Healthcare Investors, REIT	34,750	1,326
Outfront Media, REIT (2)	7,494	175
Paramount Group, REIT	56,858	807
Park Hotels & Resorts, REIT	44,900	1,395
Pebblebrook Hotel Trust, REIT (2)	26,580	826
Pennsylvania Real Estate Investment Trust, REIT (2)	56,931	358
Physicians Realty Trust, REIT	24,900	468
Piedmont Office Realty Trust, Class A, REIT	29,400	613
PotlatchDeltic, REIT	7,259	274
Power, REIT (1)	7,138	43
PS Business Parks, REIT	5,200	815
QTS Realty Trust, Class A, REIT (2)	10,500	472
Rayonier, REIT	32,351	1,020
Retail Opportunity Investments, REIT	27,900	484
Retail Properties of America, Class A, REIT	24,300	296
Retail Value, REIT (2)	8,821	275

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rexford Industrial Realty, REIT	13,000	466
RLJ Lodging Trust, REIT	19,496	343
RPT Realty, REIT	46,300	556
Ryman Hospitality Properties, REIT	14,226	1,170
Sabra Health Care, REIT	19,146	373
Saul Centers, REIT	8,900	457
Senior Housing Properties Trust, REIT	29,014	342
Seritage Growth Properties, Class A, REIT (2)	12,100	538
SITE Centers, REIT	11,000	150
Spirit MTA, REIT	18,180	118
Spirit Realty Capital, REIT	10,160	404
STAG Industrial, REIT	21,900	649
STORE Capital, REIT	19,300	647
Summit Hotel Properties, REIT	24,500	280
Sun Communities, REIT	14,250	1,689
Sunstone Hotel Investors, REIT	36,974	532
Tanger Factory Outlet Centers, REIT (2)	12,680	266
Taubman Centers, REIT	10,700	566
Terreno Realty, REIT	16,200	681
UMH Properties, REIT	23,200	327
Uniti, REIT (2)	29,700	332
Universal Health Realty Income Trust, REIT	6,250	473
Urban Edge Properties, REIT	6,000	114
Urstadt Biddle Properties, Class A, REIT	13,700	283
VEREIT, REIT	110,140	922
VICI Properties, REIT	49,200	1,076
Washington Prime Group, REIT (2)	69,759	394
Washington Real Estate Investment Trust, REIT	15,400	437
Weingarten Realty Investors, REIT	13,440	395
WP Carey, REIT (2)	24,300	1,903
Xenia Hotels & Resorts, REIT	20,900	458
		69,577
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions (1)	8,900	211
Forestar Group (1)	921	16
FRP Holdings (1)	2,300	109

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Howard Hughes (1)(2)	6,000	660
Jones Lang LaSalle	9,310	1,435
Kennedy-Wilson Holdings	30,100	644
Newmark Group, Class A	16,004	133
Rafael Holdings, Class B (1)	5,221	66
RE/MAX Holdings, Class A	9,200	355
Realogy Holdings	21,200	242
		3,871
Total Real Estate		73,448
UTILITIES 2.8%

Electric Utilities 1.0%
ALLETE	14,182	1,166
Avangrid (2)	13,900	700
Genie Energy, Class B	16,842	143
Hawaiian Electric Industries	30,000	1,223
IDACORP	12,810	1,275
MGE Energy	10,850	738
OGE Energy	30,400	1,311
Otter Tail	7,250	361
PNM Resources	18,219	863
Portland General Electric	8,400	435
Spark Energy, Class A (2)	30,000	267
		8,482
Gas Utilities 0.9%
Chesapeake Utilities	7,600	693
National Fuel Gas (2)	11,430	697
New Jersey Resources	18,150	904
Northwest Natural Holding	9,990	656
ONE Gas	15,500	1,380
RGC Resources	12,879	341
South Jersey Industries (2)	14,140	454
Southwest Gas Holdings	8,500	699
Spire	5,010	412
UGI	26,890	1,490
		7,726

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C	20,100	304
Ormat Technologies	6,800	375
Pattern Energy Group, Class A	21,600	475
Vistra Energy	48,730	1,268
		2,422
Multi-Utilities 0.3%
Avista	12,890	524
Black Hills	5,340	395
MDU Resources	33,991	878
NorthWestern	9,700	683
Unitil	4,100	222
		2,702
Water Utilities 0.3%
American States Water	9,800	699
Aqua America	22,932	836
California Water Service Group	11,800	640
Connecticut Water Service	6,350	436
Middlesex Water	8,800	493
		3,104
Total Utilities		24,436
Total Common Stocks (Cost $530,298)		856,212

SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 2.49% (4)(5)	28,100,741	28,101
		28,101

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 2.501%, 6/13/19 (6)	1,590,000	1,582
U.S. Treasury Bills, 2.421%, 4/11/19 (6)	132,000	132
		1,714

Total Short-Term Investments (Cost $29,815)		29,815
SECURITIES LENDING COLLATERAL 12.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 12.7%
Short-Term Funds 12.7%
T. Rowe Price Short-Term Fund, 2.60% (4)(5)	11,239,921	112,399

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		112,399
Total Securities Lending Collateral (Cost $112,399)		112,399

Total Investments in Securities 112.5%
(Cost $672,512)		$998,426
Other Assets Less Liabilities (12.5)%		(110,709)
Net Assets 100.0%		$887,717

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 317 Russell 2000 E-Mini Index contracts	6/19	24,469		$(65)
Long, 35 S&P MidCap 400 E-Mini Index contracts	6/19	6,654		54
Net payments (receipts) of variation margin to date				89

Variation margin receivable (payable) on open futures
contracts				$78

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$169
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$169+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$27,124		¤	¤ $	28,101
T. Rowe Price Short-Term
Fund	95,135		¤	¤	112,399
					$140,500^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $169 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $140,500.

The accompanying notes are an integral part of this Portfolio of Investment.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$856,204	$3	$5	$856,212
Short-Term Investments	28,101	1,714	—	29,815
Securities Lending Collateral	112,399	—	—	112,399
Total Securities	996,704	1,717	5	998,426
Futures Contracts	78	—	—	78
Total	$996,782	$1,717	$5	$998,504

both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$5	$–	$5

T. ROWE PRICE MID-CAP INDEX FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 5.1%

Diversified Telecommunication Services 0.2%
Zayo Group Holdings (1)	522	15
		15
Entertainment 1.2%
Cinemark Holdings	244	10
Liberty Media - Liberty Formula One, Class A (1)(2)	55	2
Liberty Media - Liberty Formula One, Class C (1)	455	16
Lions Gate Entertainment, Series A	128	2
Lions Gate Entertainment, Series B	235	3
Live Nation Entertainment (1)(2)	324	21
Madison Square Garden, Class A (1)	43	13
Zynga, Class A (1)	1,754	9
		76
Interactive Media & Services 0.9%
IAC/InterActiveCorp (1)	173	36
Match Group (2)	118	7
Zillow Group, Class A (1)(2)	131	4
Zillow Group, Class C (1)(2)	283	10
		57
Media 1.8%
AMC Networks, Class A (1)(2)	99	6
Cable One	10	10
GCI Liberty, Class A (1)	231	13
John Wiley & Sons, Class A	102	4
Liberty Broadband, Class A (1)	61	6
Liberty Broadband, Class C (1)	241	22
Liberty Media - Liberty SiriusXM, Class A (1)	197	7
Liberty Media - Liberty SiriusXM, Class C (1)	384	15
Sirius XM Holdings (2)	3,901	22
Tribune Media, Class A	201	9
		114

T. ROWE PRICE MID-CAP INDEX FUND

Wireless Telecommunication Services 1.0%
Sprint (1)	1,488	8
T-Mobile (1)	716	49
Telephone & Data Systems	235	7
United States Cellular (1)	33	2
		66
Total Communication Services		328
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.8%
Adient	225	3
Garrett Motion (1)(2)	175	2
Gentex	609	13
Goodyear Tire & Rubber	543	10
Lear	145	20
Visteon (1)	67	4
		52
Automobiles 1.5%
Tesla (1)(2)	319	89
Thor Industries	117	8
		97
Distributors 0.2%
Pool	92	15
		15
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1)	133	17
Graham Holdings, Class B	10	7
Grand Canyon Education (1)	108	12
Service Corporation International	405	16
ServiceMaster Global Holdings (1)	311	15
		67
Hotels, Restaurants & Leisure 3.8%
Aramark	561	17
Caesars Entertainment (1)	1,342	12

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Choice Hotels International (2)	82	6
Domino's Pizza	97	25
Dunkin' Brands Group	190	14
Extended Stay America, Equity Units	434	8
Hilton Grand Vacations (1)	234	7
Hyatt Hotels, Class A	96	7
International Game Technology	236	3
Las Vegas Sands	830	51
Six Flags Entertainment	165	8
Vail Resorts	93	20
Wendy's	422	8
Wyndham Destinations	225	9
Wyndham Hotels & Resorts	228	11
Yum China Holdings	842	38
		244
Household Durables 0.6%
NVR (1)	7	19
Tempur Sealy International (1)	108	6
Toll Brothers	323	12
		37
Internet & Direct Marketing Retail 0.8%
GrubHub (1)(2)	208	14
Qurate Retail (1)	967	16
Wayfair, Class A (1)(2)	133	20
		50
Leisure Products 0.3%
Brunswick	202	10
Polaris Industries	137	12
		22
Specialty Retail 1.0%
AutoNation (1)	127	5
Burlington Stores (1)	156	24
Dick's Sporting Goods (2)	168	6
Floor & Decor Holdings, Class A (1)(2)	130	5
Michaels (1)(2)	219	3

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Penske Automotive Group (2)	84	4
Urban Outfitters (1)	169	5
Williams-Sonoma (2)	184	10
		62
Textiles, Apparel & Luxury Goods 1.0%
Carter's	104	10
Columbia Sportswear	69	7
Lululemon Athletica (1)	223	37
Skechers USA, Class A (1)	305	10
		64
Total Consumer Discretionary		710
CONSUMER STAPLES 2.4%
Beverages 0.2%
Keurig Dr Pepper	431	12
		12
Food & Staples Retailing 0.5%
Casey's General Stores	86	11
Sprouts Farmers Market (1)	288	6
US Foods Holding (1)	503	18
		35
Food Products 1.2%
Bunge	328	17
Flowers Foods	431	9
Hain Celestial Group (1)(2)	219	5
Ingredion	154	15
Pilgrim's Pride (1)	124	3
Post Holdings (1)	153	17
Seaboard	1	4
TreeHouse Foods (1)	125	8
		78
Household Products 0.2%
Energizer Holdings (2)	147	7
Spectrum Brands Holdings (2)	97	5
		12

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Personal Products 0.3%
Herbalife Nutrition (1)(2)	253	13
Nu Skin Enterprises, Class A	127	6
		19
Total Consumer Staples		156
ENERGY 3.3%

Energy Equipment & Services 0.5%
Apergy (1)	178	7
Nabors Industries	882	3
Patterson-UTI Energy	495	7
RPC	135	2
Transocean (1)	1,188	10
Weatherford International (1)(2)	2,556	2
		31
Oil, Gas & Consumable Fuels 2.8%
Antero Resources (1)	567	5
Centennial Resource Development, Class A (1)(2)	410	4
Cheniere Energy (1)	537	37
Chesapeake Energy (1)(2)	2,462	8
CNX Resources (1)	472	5
Continental Resources (1)	200	9
EQT	596	12
Equitrans Midstream	494	11
Extraction Oil & Gas (1)	244	1
Kosmos Energy (2)	566	3
Murphy Oil	376	11
Parsley Energy, Class A (1)	601	12
PBF Energy, Class A	276	9
QEP Resources (1)	582	4
Range Resources	494	6
SM Energy	258	4
Targa Resources	531	22
Whiting Petroleum (1)	209	5

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

WPX Energy (1)	920	12
		180
Total Energy		211
FINANCIALS 14.3%

Banks 4.0%
Associated Banc-Corp	378	8
Bank of Hawaii	99	8
Bank OZK	283	8
BankUnited	226	8
BOK Financial	76	6
CIT Group	239	11
Commerce Bancshares (2)	232	13
Cullen/Frost Bankers (2)	131	13
East West Bancorp	341	16
First Citizens BancShares, Class A	18	7
First Hawaiian	309	8
First Horizon National	735	10
FNB	752	8
PacWest Bancorp	286	11
Pinnacle Financial Partners	179	10
Popular	230	12
Prosperity Bancshares	155	11
Signature Bank	122	16
Sterling Bancorp	498	9
Synovus Financial	374	13
TCF Financial	374	8
Texas Capital Bancshares (1)	117	6
Umpqua Holdings	511	8
Webster Financial	213	11
Western Alliance Bancorp (1)	235	10
Wintrust Financial	130	9
		258
Capital Markets 2.5%
BGC Partners, Class A	611	3
Eaton Vance	262	11

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Evercore, Class A	91	8
FactSet Research Systems	88	22
Interactive Brokers Group, Class A	171	9
Lazard, Class A	267	10
Legg Mason	202	5
LPL Financial Holdings	198	14
MarketAxess Holdings	85	21
Morningstar	45	6
SEI Investments	306	16
TD Ameritrade Holding	647	32
Virtu Financial, Class A (2)	90	2
		159
Consumer Finance 1.0%
Ally Financial	945	26
Credit Acceptance (1)(2)	26	12
Navient	568	6
OneMain Holdings	179	6
Santander Consumer USA Holdings	275	6
SLM	1,018	10
		66
Diversified Financial Services 0.4%
AXA Equitable Holdings	529	11
Voya Financial	351	17
		28
Insurance 4.5%
Alleghany (1)	34	21
American Financial Group	167	16
American National Insurance	17	2
Arch Capital Group (1)	902	29
Assured Guaranty	240	11
Athene Holding, Class A (1)	373	15
Axis Capital Holdings	191	10
Brown & Brown	537	16
CNA Financial	73	3
Erie Indemnity, Class A	57	10

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Fidelity National Financial	616	23
First American Financial	255	13
Hanover Insurance Group	99	11
Markel (1)	32	32
Mercury General	66	3
Old Republic International	660	14
Reinsurance Group of America	146	21
RenaissanceRe Holdings	93	13
White Mountains Insurance Group	7	7
WR Berkley	225	19
		289
Mortgage Real Estate Investment Trusts 1.7%
AGNC Investment, REIT	1,248	23
Annaly Capital Management, REIT	3,229	32
Chimera Investment, REIT (2)	437	8
MFA Financial, REIT	1,011	7
New Residential Investment, REIT	937	16
Starwood Property Trust, REIT (2)	617	14
Two Harbors Investment, REIT	568	8
		108
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp	1,082	12
TFS Financial (2)	112	2
		14
Total Financials		922
HEALTH CARE 10.1%

Biotechnology 3.5%
Agios Pharmaceuticals (1)(2)	120	8
Alkermes (1)	358	13
Alnylam Pharmaceuticals (1)	220	21
BioMarin Pharmaceutical (1)	411	37
Bluebird Bio (1)	126	20
Exelixis (1)	683	16
Ionis Pharmaceuticals (1)(2)	291	24

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Moderna (1)(2)	61	1
Neurocrine Biosciences (1)	210	18
Sage Therapeutics (1)(2)	114	18
Sarepta Therapeutics (1)(2)	155	18
Seattle Genetics (1)(2)	250	18
United Therapeutics (1)	100	12
		224
Health Care Equipment & Supplies 2.7%
Cantel Medical	85	6
DexCom (1)	205	24
Exact Sciences (1)(2)	277	24
Hill-Rom Holdings	154	16
ICU Medical (1)	37	9
Insulet (1)(2)	137	13
Integra LifeSciences Holdings (1)	166	9
Masimo (1)	107	15
Penumbra (1)(2)	71	11
Steris	195	25
West Pharmaceutical Services	170	19
		171
Health Care Providers & Services 1.0%
Acadia Healthcare (1)(2)	197	6
Chemed	36	12
Covetrus (1)(2)	141	5
Encompass Health	224	13
MEDNAX (1)	202	5
Molina Healthcare (1)	143	20
Premier, Class A (1)	130	4
		65
Health Care Technology 0.6%
Veeva Systems, Class A (1)	291	37
		37
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Class A (1)	50	15
Bio-Techne	86	17

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Bruker	236	9
Charles River Laboratories International (1)	109	16
PRA Health Sciences (1)	133	15
QIAGEN (1)	518	21
		93
Pharmaceuticals 0.9%
Catalent (1)	336	14
Elanco Animal Health (1)	776	25
Jazz Pharmaceuticals (1)	137	19
		58
Total Health Care		648
INDUSTRIALS & BUSINESS SERVICES 12.4%

Aerospace & Defense 1.6%
BWX Technologies (2)	236	12
Curtiss-Wright	102	11
HEICO	90	8
HEICO, Class A	177	15
Hexcel	198	14
Spirit AeroSystems Holdings, Class A	247	23
Teledyne Technologies (1)	82	19
		102
Air Freight & Logistics 0.2%
XPO Logistics (1)(2)	294	16
		16
Airlines 0.3%
Copa Holdings, Class A	73	6
JetBlue Airways (1)	706	12
		18
Building Products 0.9%
Armstrong Worldwide Industries	102	8
Lennox International	84	22
Owens Corning	247	12
Resideo Technologies (1)	285	6

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

USG	187	8
		56
Commercial Services & Supplies 0.7%
ADT (2)	262	2
Clean Harbors (1)	120	8
frontdoor (1)	197	7
KAR Auction Services	313	16
Stericycle (1)(2)	187	10
		43
Construction & Engineering 0.3%
AECOM (1)	366	11
Arcosa	115	4
Valmont Industries	50	6
		21
Electrical Equipment 1.0%
Acuity Brands	92	11
GrafTech International	148	2
Hubbell	126	15
nVent Electric	379	10
Regal Beloit	98	8
Sensata Technologies Holding (1)	378	17
		63
Industrial Conglomerates 0.2%
Carlisle	136	17
		17
Machinery 3.7%
AGCO	153	11
Allison Transmission Holdings	267	12
Colfax (1)(2)	202	6
Crane	114	10
Donaldson	295	15
Gardner Denver Holdings (1)	297	8
Gates Industrial (1)(2)	106	1
Graco	379	19

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

IDEX	179	27
ITT	204	12
Lincoln Electric Holdings	145	12
Middleby (1)	126	16
Nordson	134	18
Oshkosh	162	12
Terex	155	5
Timken	157	7
Toro	240	17
Trinity Industries	327	7
WABCO Holdings (1)	120	16
Welbilt (1)	323	5
		236
Marine 0.2%
Kirby (1)	137	10
		10
Professional Services 1.2%
CoStar Group (1)	83	39
ManpowerGroup	147	12
TransUnion	427	28
		79
Road & Rail 1.1%
AMERCO	16	6
Genesee & Wyoming, Class A (1)	135	12
Knight-Swift Transportation Holdings (2)	294	10
Landstar System	92	10
Old Dominion Freight Line	153	22
Ryder System	119	7
Schneider National, Class B	119	2
		69
Trading Companies & Distributors 0.9%
Air Lease	223	8
HD Supply Holdings (1)	415	18
MSC Industrial Direct, Class A	101	8
Univar (1)	292	6

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Watsco	74	11
WESCO International (1)	110	6
		57
Transportation Infrastructure 0.1%
Macquarie Infrastructure	192	8
		8
Total Industrials & Business Services		795
INFORMATION TECHNOLOGY 24.0%

Communications Equipment 0.5%
ARRIS International (1)	380	12
CommScope Holding (1)	445	10
EchoStar, Class A (1)	111	4
Ubiquiti Networks	35	5
		31
Electronic Equipment, Instruments & Components 2.7%
Arrow Electronics (1)	197	15
Avnet	251	11
CDW	342	33
Cognex	389	20
Coherent (1)(2)	56	8
Dolby Laboratories, Class A	141	9
Jabil	352	9
Littelfuse	55	10
National Instruments	253	11
Trimble (1)	582	23
Zebra Technologies, Class A (1)	122	26
		175
IT Services 6.3%
Amdocs	322	17
Black Knight (1)	331	18
Booz Allen Hamilton Holding	319	19
Conduent (1)	427	6
CoreLogic (1)	187	7
EPAM Systems (1)	120	20

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Euronet Worldwide (1)(2)	115	16
First Data, Class A (1)	1,256	33
Genpact	362	13
GoDaddy, Class A (1)	393	30
Leidos Holdings	329	21
Okta (1)	205	17
Sabre	636	14
Square, Class A (1)	684	51
Switch, Class A (2)	105	1
Twilio, Class A (1)(2)	205	27
WEX (1)	96	18
Worldpay, Class A (1)	698	79
		407
Semiconductors & Semiconductor Equipment 3.2%
Cypress Semiconductor	834	12
First Solar (1)(2)	188	10
Marvell Technology Group	1,293	26
MKS Instruments	124	11
Monolithic Power Systems	95	13
NXP Semiconductors	790	70
ON Semiconductor (1)	971	20
Teradyne	418	17
Universal Display (2)	99	15
Versum Materials	259	13
		207
Software 11.0%
2U (1)(2)	124	9
Aspen Technology (1)	164	17
Atlassian, Class A (1)	235	26
CDK Global	291	17
Ceridian HCM Holding (1)(2)	109	6
Dell Technologies, Class C (1)	348	20
DocuSign (1)(2)	182	10
Elastic (1)	18	2
Fair Isaac (1)	68	19

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

FireEye (1)	440	7
Guidewire Software (1)	186	18
LogMeIn	116	9
Manhattan Associates (1)	152	8
Nuance Communications (1)	665	11
Nutanix, Class A (1)(2)	326	12
Palo Alto Networks (1)	212	52
Paycom Software (1)	112	21
Pegasystems	86	6
Pluralsight, Class A (1)	126	4
Proofpoint (1)	115	14
PTC (1)	270	25
RealPage (1)	167	10
RingCentral, Class A (1)	161	17
ServiceNow (1)	414	102
SolarWinds (1)(2)	57	1
Splunk (1)	340	42
SS&C Technologies Holdings	501	32
Tableau Software, Class A (1)	166	21
Teradata (1)	277	12
Tyler Technologies (1)	89	18
Ultimate Software Group (1)	71	24
VMware, Class A	167	30
Workday, Class A (1)	337	65
Zendesk (1)	244	21
		708
Technology Hardware, Storage & Peripherals 0.3%
NCR (1)(2)	267	7
Pure Storage, Class A (1)	387	9
		16
Total Information Technology		1,544
MATERIALS 4.9%

Chemicals 2.0%
Ashland Global Holdings	145	11
Axalta Coating Systems (1)	484	12

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Cabot	134	6
Chemours	397	15
Element Solutions (1)	509	5
Huntsman	502	11
NewMarket	18	8
Olin	383	9
RPM International	298	17
Scotts Miracle-Gro (2)	91	7
Valvoline	439	8
Westlake Chemical	84	6
WR Grace	151	12
		127
Construction Materials 0.1%
Eagle Materials	108	9
		9
Containers & Packaging 1.5%
AptarGroup	146	16
Ardagh Group	43	1
Bemis	211	12
Berry Global Group (1)	299	16
Crown Holdings (1)	301	16
Graphic Packaging Holding	696	9
Owens-Illinois	374	7
Silgan Holdings	182	5
Sonoco Products	229	14
		96
Metals & Mining 1.2%
Alcoa (1)	439	12
Reliance Steel & Aluminum	159	14
Royal Gold	152	14
Southern Copper (2)	189	8
Steel Dynamics	509	18
United States Steel	414	8
		74

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Paper & Forest Products 0.1%
Domtar	143	7
		7
Total Materials		313
REAL ESTATE 9.9%

Equity Real Estate Investment Trusts 9.4%
American Campus Communities, REIT	322	15
American Homes 4 Rent, Class A, REIT	594	13
Apple Hospitality, REIT	503	8
Brandywine Realty Trust, REIT	409	6
Brixmor Property Group, REIT	692	13
Brookfield Property REIT, Class A, REIT	284	6
Camden Property Trust, REIT	209	21
Colony Capital, REIT	1,107	6
Columbia Property Trust, REIT	271	6
CoreSite Realty, REIT	84	9
Corporate Office Properties Trust, REIT	244	7
CubeSmart, REIT	437	14
CyrusOne, REIT	244	13
Douglas Emmett, REIT	377	15
Empire State Realty Trust, Class A, REIT	351	6
EPR Properties, REIT	174	13
Equity Commonwealth, REIT	289	9
Equity LifeStyle Properties, REIT	201	23
Gaming and Leisure Properties, REIT	470	18
Healthcare Trust of America, Class A, REIT	484	14
Highwoods Properties, REIT	241	11
Hospitality Properties Trust, REIT	386	10
Hudson Pacific Properties, REIT	353	12
Invitation Homes, REIT	774	19
JBG SMITH Properties, REIT	246	10
Kilroy Realty, REIT	231	18
Lamar Advertising, Class A, REIT	196	16
Liberty Property Trust, REIT	346	17
Life Storage, REIT	107	10

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Medical Properties Trust, REIT	859	16
National Retail Properties, REIT	369	20
Omega Healthcare Investors, REIT	470	18
Outfront Media, REIT	328	8
Paramount Group, REIT	486	7
Park Hotels & Resorts, REIT	468	15
Rayonier, REIT	316	10
Retail Properties of America, Class A, REIT	492	6
Retail Value, REIT	26	1
Senior Housing Properties Trust, REIT	548	6
SITE Centers, REIT	360	5
Spirit Realty Capital, REIT	194	8
STORE Capital, REIT	453	15
Sun Communities, REIT	195	23
Taubman Centers, REIT	138	7
Uniti, REIT (2)	408	5
VEREIT, REIT	2,264	19
VICI Properties, REIT	944	21
Weingarten Realty Investors, REIT	284	8
WP Carey, REIT	370	29
		605
Real Estate Management & Development 0.5%
Howard Hughes (1)	90	10
Jones Lang LaSalle	106	17
Realogy Holdings	281	3
		30
Total Real Estate		635
UTILITIES 2.2%

Electric Utilities 0.9%
Avangrid	131	7
Hawaiian Electric Industries	252	10
OGE Energy	459	20
PG&E (1)	1,194	21
		58

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.5%
National Fuel Gas (2)	189	12
UGI	402	22
		34
Independent Power & Renewable Electricity Producers 0.4%
Vistra Energy	934	24
		24
Multi-Utilities 0.2%
MDU Resources	452	12
		12
Water Utilities 0.2%
Aqua America (2)	408	15
		15
Total Utilities		143
Total Common Stocks (Cost $5,033)		6,405

EQUITY MUTUAL FUNDS 0.4%
SPDR S&P MidCap 400 ETF Trust	82	28
Total Equity Mutual Funds (Cost $26)		28

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	9,766	10
		10
Total Short-Term Investments (Cost $10)		10

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 8.9%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 8.9%
Short-Term Funds 8.9%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	56,974	570
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		570
Total Securities Lending Collateral (Cost $570)		570

Total Investments in Securities 109.0%
(Cost $5,639)		$7,013
Other Assets Less Liabilities (9.0)%		(579)
Net Assets 100.0%		$6,434

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2019.
(3)	Affiliated Companies
(4)	Seven-day yield

ETF REIT	Exchange-Traded Fund A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE MID-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		3/31/19
T. Rowe Price Government
Reserve Fund	$53		¤	¤ $		10
T. Rowe Price Short-Term
Fund	350		¤	¤		570
$580^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $580.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MID-CAP INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE SMALL-CAP INDEX FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 88.6%
COMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 0.5%
ATN International	26	1
Cincinnati Bell (1)	115	1
Cogent Communications Holdings	105	6
Consolidated Communications Holdings (2)	176	2
Frontier Communications (1)(2)	279	1
Intelsat (1)(2)	140	2
Iridium Communications (1)	241	6
Ooma (1)	48	1
ORBCOMM (1)	180	1
pdvWireless (1)	23	1
Vonage Holdings (1)	565	6
		28
Entertainment 0.4%
AMC Entertainment Holdings, Class A (2)	130	2
Eros International (1)(2)	93	1
Glu Mobile (1)	280	3
IMAX (1)	135	3
Liberty Braves, Class A (1)	28	1
Liberty Braves, Class C (1)	88	2
LiveXlive Media (1)(2)	78	—
Marcus	48	2
Reading International, Class A (1)	42	1
Rosetta Stone (1)	49	1
World Wrestling Entertainment, Class A (2)	109	10
		26
Interactive Media & Services 0.4%
Care.com (1)	52	1
Cargurus (1)(2)	126	5
Cars.com (1)(2)	176	4
Liberty TripAdvisor Holdings, Class A (1)	182	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Meet Group (1)	175	1
QuinStreet (1)	113	1
Travelzoo (1)	15	—
TrueCar (1)	232	2
Yelp (1)(2)	205	7
		24
Media 1.4%
Beasley Broadcast Group, Class A	14	—
Boston Omaha, Class A (1)	13	—
Cardlytics (1)(2)	17	—
Central European Media Enterprises, Class A (1)	200	1
Clear Channel Outdoor Holdings, Class A (1)	100	1
Daily Journal (1)(2)	3	1
Emerald Expositions Events	66	1
Entercom Communications, Class A (2)	321	2
Entravision Communications, Class A	162	1
EW Scripps, Class A	114	2
Fluent (1)	102	1
Gannett (2)	284	3
Gray Television (1)	200	4
Hemisphere Media Group (1)	44	1
Liberty Latin America, Class A (1)	114	2
Liberty Latin America, Class C (1)	290	5
Loral Space & Communications (1)	32	1
MDC Partners, Class A (1)(2)	155	—
Media General (3)	301	—
Meredith (2)	99	5
MSG Networks, Class A (1)	148	3
National CineMedia	194	1
New Media Investment Group	150	1
New York Times, Class A	332	11
Nexstar Media Group, Class A	113	12
Saga Communications, Class A	10	—
Scholastic	71	3
Sinclair Broadcast Group, Class A	176	7
TechTarget (1)	51	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TEGNA	554	8
Tribune Publishing (1)	43	1
WideOpenWest (1)(2)	79	1
		80
Wireless Telecommunication Services 0.2%
Boingo Wireless (1)	103	2
Gogo (1)(2)	145	1
NII Holdings (1)	223	—
Shenandoah Telecommunications	117	5
Spok Holdings	50	1
		9
Total Communication Services		167
CONSUMER DISCRETIONARY 10.6%

Auto Components 0.8%
American Axle & Manufacturing Holdings (1)	280	4
Cooper Tire & Rubber	127	4
Cooper-Standard Holdings (1)	44	2
Dana	377	7
Dorman Products (1)	68	6
Fox Factory Holding (1)	91	6
Gentherm (1)	92	3
LCI Industries	62	5
Modine Manufacturing (1)	124	2
Motorcar Parts of America (1)(2)	50	1
Shiloh Industries (1)	34	—
Standard Motor Products	53	3
Stoneridge (1)	69	2
Superior Industries International	62	—
Tenneco, Class A	128	3
Tower International	47	1
		49
Automobiles 0.0%
Winnebago Industries	78	2
		2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Distributors 0.1%
Core-Mark Holding	115	4
Funko, Class A (1)(2)	26	1
Weyco Group	15	—
		5
Diversified Consumer Services 0.8%
Adtalem Global Education (1)	145	7
American Public Education (1)	40	1
Career Education (1)	170	3
Carriage Services	50	1
Chegg (1)(2)	272	10
Houghton Mifflin Harcourt (1)	260	2
K12 (1)	92	3
Laureate Education, Class A (1)	241	4
Regis (1)	89	2
Sotheby's (1)(2)	84	3
Strategic Education	53	7
Weight Watchers International (1)	97	2
		45
Hotels, Restaurants & Leisure 2.6%
BBX Capital	165	1
Belmond, Class A (1)	225	6
Biglari Holdings, Class B (1)	3	—
BJ's Restaurants	52	2
Bloomin Brands	210	4
Bluegreen Vacations (2)	22	—
Boyd Gaming (2)	207	6
Brinker International (2)	97	4
Carrols Restaurant Group (1)	87	1
Century Casinos (1)	69	1
Cheesecake Factory	107	5
Churchill Downs	90	8
Chuy's Holdings (1)	42	1
Cracker Barrel Old Country Store	49	8
Dave & Busters Entertainment	100	5

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Del Frisco's Restaurant Group (1)(2)	85	1
Del Taco Restaurants (1)	78	1
Denny's (1)	156	3
Dine Brands Global (2)	42	4
Drive Shack (1)	152	1
El Pollo Loco Holdings (1)	56	1
Eldorado Resorts (1)	165	8
Empire Resorts (1)	9	—
Fiesta Restaurant Group (1)	60	1
Golden Entertainment (1)	46	1
Habit Restaurants, Class A (1)	51	1
International Speedway, Class A	61	3
J Alexander's Holdings (1)	37	—
Jack in the Box	64	5
Lindblad Expeditions Holdings (1)	56	1
Marriott Vacations Worldwide	98	9
Monarch Casino & Resort (1)	28	1
Nathan's Famous	7	—
Noodles (1)	30	—
Papa John's International (2)	56	3
Penn National Gaming (1)	281	6
Planet Fitness, Class A (1)	224	15
PlayAGS (1)	55	1
Potbelly (1)	57	—
RCI Hospitality Holdings	23	1
Red Lion Hotels (1)	39	—
Red Robin Gourmet Burgers (1)	33	1
Red Rock Resorts, Class A	174	4
Ruth's Hospitality Group	72	2
Scientific Games, Class A (1)(2)	138	3
SeaWorld Entertainment (1)	138	4
Shake Shack, Class A (1)(2)	62	4
Speedway Motorsports	29	—
Texas Roadhouse	172	11
Town Sports International Holdings (1)	36	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wingstop (2)	73	5
		153
Household Durables 1.4%
Bassett Furniture Industries	26	—
Beazer Homes USA (1)	82	1
Cavco Industries (1)	22	3
Century Communities (1)	66	2
Ethan Allen Interiors	60	1
Flexsteel Industries	20	1
GoPro, Class A (1)	293	2
Green Brick Partners (1)	62	1
Hamilton Beach Brands Holding, Class A	16	—
Helen of Troy (1)	64	7
Hooker Furniture	29	1
Hovnanian Enterprises, Class A (1)(2)	14	—
Installed Building Products (1)	55	3
iRobot (1)(2)	68	8
KB Home	216	5
La-Z-Boy	117	4
Legacy Housing (1)(2)	14	—
LGI Homes (1)(2)	47	3
Lifetime Brands	30	—
Lovesac (1)(2)	20	1
M/I Homes (1)	66	2
MDC Holdings	123	4
Meritage Homes (1)	97	4
New Home (1)	35	—
Purple Innovation (1)(2)	13	—
Roku (1)	110	7
Skyline Champion	73	1
Sonos (1)(2)	40	—
Taylor Morrison Home, Class A (1)	294	5
TopBuild (1)	90	6
TRI Pointe Group (1)	358	5
Tupperware Brands	126	3
Turtle Beach (1)(2)	20	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Universal Electronics (1)	34	1
Vuzix (1)(2)	59	—
William Lyon Homes, Class A (1)	80	1
ZAGG (1)	69	1
		83
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Class A (1)	67	1
Duluth Holdings, Class B (1)(2)	21	1
Etsy (1)(2)	303	20
Gaia (1)(2)	29	—
Groupon (1)	1,106	4
Lands' End (1)(2)	28	1
Leaf Group (1)	43	—
Liberty Expedia Holdings, Class A (1)	137	6
Liquidity Services (1)	68	1
Overstock.com (1)(2)	62	1
PetMed Express (2)	50	1
Quotient Technology (1)	200	2
Remark Holdings (1)(2)	65	—
Shutterfly (1)	83	3
Shutterstock	47	2
Stamps.com (1)(2)	45	4
		47
Leisure Products 0.3%
Acushnet Holdings	87	2
American Outdoor Brands (1)	135	1
Callaway Golf	236	4
Clarus	52	1
Escalade	29	—
Johnson Outdoors, Class A	12	1
Malibu Boats, Class A (1)	51	2
Marine Products	19	—
Mastercraft Boat Holdings (1)	46	1
Nautilus (1)	75	1
Sturm Ruger	43	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vista Outdoor (1)	143	1
Yeti Holdings (1)(2)	50	2
		18
Multiline Retail 0.3%
Big Lots	101	4
Dillard's, Class A (2)	29	2
JC Penney (1)(2)	771	1
Ollie's Bargain Outlet Holdings (1)	126	11
		18
Specialty Retail 2.7%
Aaron's	175	9
Abercrombie & Fitch, Class A	171	5
America's Car-Mart (1)	15	1
American Eagle Outfitters	415	9
Asbury Automotive Group (1)	51	4
Ascena Retail Group (1)(2)	439	1
At Home Group (1)(2)	111	2
Barnes & Noble (2)	150	1
Barnes & Noble Education (1)	96	—
Bed Bath & Beyond (2)	347	6
Big 5 Sporting Goods (2)	55	—
Boot Barn Holdings (1)	69	2
Buckle	70	1
Caleres	106	3
Camping World Holdings, Class A (2)	81	1
Carvana (1)(2)	81	5
Cato, Class A	60	1
Chico's FAS	321	1
Children's Place (2)	41	4
Citi Trends	32	1
Conn's (1)	49	1
Container Store Group (1)	44	—
Designer Brands (2)	172	4
Express (1)	183	1
Five Below (1)	139	17

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Francesca's Holdings (1)(2)	110	—
GameStop, Class A (2)	252	3
Genesco (1)	49	2
GNC Holdings, Class A (1)(2)	206	1
Group 1 Automotive	48	3
Guess?	144	3
Haverty Furniture	47	1
Hibbett Sports (1)(2)	50	1
Hudson, Class A (1)	100	1
J. Jill (2)	43	—
Kirkland's (1)	40	—
Lithia Motors, Class A	58	5
Lumber Liquidators Holdings (1)(2)	73	1
MarineMax (1)	58	1
Monro (2)	81	7
Murphy USA (1)	76	7
National Vision Holdings (1)(2)	164	5
Office Depot	1,393	5
Party City Holdco (1)(2)	142	1
Pier 1 Imports (1)(2)	226	—
Rent-A-Center (1)	111	2
RH (1)(2)	51	5
RTW RetailWinds (1)	87	—
Sally Beauty Holdings (1)(2)	312	6
Shoe Carnival (2)	27	1
Signet Jewelers	136	4
Sleep Number (1)(2)	86	4
Sonic Automotive, Class A	60	1
Sportsman's Warehouse Holdings (1)(2)	91	—
Tailored Brands (2)	125	1
Tile Shop Holdings	101	1
Tilly's, A Shares	51	1
Winmark	6	1
Zumiez (1)	46	1
		155

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.8%
Crocs (1)	170	4
Culp	30	1
Deckers Outdoor (1)	74	11
Fossil Group (1)(2)	114	2
G-III Apparel Group (1)	109	4
Movado Group	40	2
Oxford Industries	42	3
Rocky Brands	17	—
Steven Madden	219	7
Superior Group	22	—
Unifi (1)	39	1
Vera Bradley (1)	57	1
Wolverine World Wide	232	8
		44
Total Consumer Discretionary		619
CONSUMER STAPLES 2.5%

Beverages 0.3%
Boston Beer, Class A (1)(2)	21	6
Castle Brands (1)(2)	244	—
Celsius Holdings (1)(2)	57	—
Coca-Cola Consolidated	12	3
Craft Brew Alliance (1)	35	1
MGP Ingredients (2)	33	3
National Beverage (2)	30	2
Primo Water (1)	81	1
		16
Food & Staples Retailing 0.6%
Andersons	68	2
BJ's Wholesale Club Holdings (1)	323	9
Chef's Warehouse (1)	55	2
Ingles Markets, Class A	35	1
Natural Grocers by Vitamin Cottage (1)	25	—
Performance Food Group (1)	256	10
PriceSmart	56	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rite Aid (1)(2)	2,640	2
Smart & Final Stores (1)	58	—
SpartanNash	89	1
United Natural Foods (1)	136	2
Village Super Market, Class A	20	1
Weis Markets	24	1
		34
Food Products 1.0%
Alico	8	—
B&G Foods (2)	165	4
Cal-Maine Foods (2)	78	3
Calavo Growers (2)	40	3
Darling Ingredients (1)	421	9
Dean Foods (2)	229	1
Farmer Bros. (1)	23	—
Fresh Del Monte Produce	76	2
Freshpet (1)	66	3
Hostess Brands (1)	248	3
J&J Snack Foods	38	6
John B. Sanfilippo & Son	22	2
Lancaster Colony	48	7
Landec (1)	68	1
Limoneira	42	1
Sanderson Farms (2)	50	7
Seneca Foods, Class A (1)	24	1
Simply Good Foods (1)	151	3
Tootsie Roll Industries (2)	42	2
		58
Household Products 0.2%
Central Garden & Pet (1)(2)	30	1
Central Garden & Pet, Class A (1)	107	3
Oil-Dri	14	—
WD-40 (2)	35	6
		10

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Personal Products 0.3%
Edgewell Personal Care (1)	135	6
elf Beauty (1)	56	1
Inter Parfums	44	3
Medifast (2)	30	4
Natural Health Trends	20	—
Nature's Sunshine Products (1)	24	—
Revlon, Class A (1)(2)	20	1
USANA Health Sciences (1)	33	3
		18
Tobacco 0.1%
22nd Century Group (1)(2)	291	—
Pyxus International (1)(2)	21	1
Turning Point Brands	20	1
Universal	62	3
Vector Group	257	3
		8
Total Consumer Staples		144
ENERGY 3.2%

Energy Equipment & Services 1.2%
Archrock	319	3
Basic Energy Services (1)	49	—
Bristow Group (1)(2)	90	—
C&J Energy Services (1)	162	3
Cactus, Class A (1)	95	3
CARBO Ceramics (1)(2)	61	—
Dawson Geophysical (1)	53	—
Diamond Offshore Drilling (1)(2)	163	2
Dril-Quip (1)	94	4
Era Group (1)	51	1
Exterran (1)	81	1
Forum Energy Technologies (1)	203	1
Frank's International (1)	184	1
FTS International (1)(2)	80	1
Helix Energy Solutions Group (1)	353	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Independence Contract Drilling (1)	183	1
ION Geophysical (1)	27	—
Keane Group (1)	135	2
Key Energy Services (1)	29	—
KLX Energy Services Holdings (1)	50	1
Liberty Oilfield Services, Class A (2)	111	2
Mammoth Energy Services (2)	33	1
Matrix Service (1)	66	1
McDermott International (1)(2)	450	3
Natural Gas Services Group (1)	34	1
NCS Multistage Holdings (1)	31	—
Newpark Resources (1)	231	2
Nine Energy Service (1)(2)	37	1
Noble (1)	619	2
Nuverra Environmental Solutions (1)(2)	4	—
Oceaneering International (1)	248	4
Oil States International (1)	150	3
Pioneer Energy Services (1)	200	—
Profire Energy (1)	79	—
ProPetro Holding (1)	178	4
Quintana Energy Services (1)	22	—
RigNet (1)	35	—
Rowan, Class A (1)	320	3
SEACOR Holdings (1)	44	2
SEACOR Marine Holdings (1)	44	1
Select Energy Services, Class A (1)	117	1
Smart Sand (1)(2)	61	—
Solaris Oilfield Infrastructure, Class A	67	1
Superior Energy Services (1)	385	2
TETRA Technologies (1)	300	1
Tidewater (1)	71	2
Unit (1)	131	2
US Silica Holdings	196	3
		69
Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum (1)	400	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Adams Resources & Energy	6	—
Alta Mesa Resources, Class A (1)(2)	257	—
Approach Resources (1)(2)	121	—
Arch Coal, Class A	46	4
Ardmore Shipping (1)	78	1
Berry Petroleum (2)	157	2
Bonanza Creek Energy (1)	47	1
California Resources (1)(2)	113	3
Callon Petroleum (1)(2)	583	4
Carrizo Oil & Gas (1)(2)	219	3
Clean Energy Fuels (1)	344	1
CONSOL Energy (1)	70	2
CVR Energy	46	2
Delek U.S. Holdings	212	8
Denbury Resources (1)(2)	1,153	2
DHT Holdings	231	1
Dorian LPG (1)	77	1
Earthstone Energy, Class A (1)	55	—
Energy Fuels (1)(2)	219	1
EP Energy, Class A (1)(2)	107	—
Evolution Petroleum	67	1
Frontline (1)(2)	193	1
GasLog	102	2
Golar LNG	237	5
Goodrich Petroleum (1)	22	—
Green Plains	100	2
Gulfport Energy (1)	438	4
Halcon Resources (1)(2)	335	—
Hallador Energy	45	—
Highpoint Resources (1)	273	1
International Seaways (1)	55	1
Isramco (1)	2	—
Jagged Peak Energy (1)(2)	161	2
Laredo Petroleum (1)	390	1
Lilis Energy (1)(2)	120	—
Matador Resources (1)(2)	274	5

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Midstates Petroleum (1)	41	—
Montage Resources (1)(2)	15	—
NACCO Industries, Class A	10	—
NextDecade (1)	24	—
Nordic American Tankers (2)	352	1
Northern Oil & Gas (1)(2)	488	1
Oasis Petroleum (1)	686	4
Overseas Shipholding Group, Class A (1)	113	—
Panhandle Oil & Gas, Class A	40	1
Par Pacific Holdings (1)	78	1
PDC Energy (1)	166	7
Peabody Energy	197	6
Penn Virginia (1)	31	1
Renewable Energy Group (1)(2)	93	2
REX American Resources (1)	14	1
Ring Energy (1)	144	1
Rosehill Resources (1)(2)	7	—
SandRidge Energy (1)	77	1
Scorpio Tankers (2)	123	2
SemGroup, Class A	198	3
Ship Finance International (2)	209	3
SilverBow Resources (1)	18	—
Southwestern Energy (1)	1,479	7
SRC Energy (1)	607	3
Talos Energy (1)	51	1
Teekay (2)	161	1
Teekay Tankers, Class A	480	1
Tellurian (1)(2)	214	2
Ultra Petroleum (1)(2)	399	—
Uranium Energy (1)(2)	483	1
W&T Offshore (1)	233	2
World Fuel Services	168	5
Zion Oil & Gas (1)(2)	151	—
		120
Total Energy		189

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 15.0%

Banks 7.8%
1st Constitution Bancorp	18	—
1st Source	39	2
ACNB	16	1
Allegiance Bancshares (1)	30	1
Amalgamated Bank, Class A	35	1
American National Bankshares	21	1
Ameris Bancorp	106	4
Ames National	22	1
Arrow Financial	30	1
Atlantic Capital Bancshares (1)	64	1
Auburn National Bancorp (2)	7	—
Banc of California	108	2
BancFirst	49	3
Bancorp (1)	126	1
BancorpSouth Bank	236	7
Bank of Commerce Holdings	43	—
Bank of Marin Bancorp	34	1
Bank of NT Butterfield & Son	137	5
Bankwell Financial Group	16	—
Banner	82	4
Bar Harbor Bankshares	38	1
Baycom (1)	26	1
BCB Bancorp	27	—
Berkshire Hills Bancorp	102	3
Blue Hills Bancorp	58	1
Boston Private Financial Holdings	209	2
Bridge Bancorp	42	1
Brookline Bancorp	198	3
Bryn Mawr Bank	50	2
Business First Bancshares	28	1
Byline Bancorp (1)	41	1
C&F Financial	9	—
Cadence BanCorp	311	6

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cambridge Bancorp	9	1
Camden National	39	2
Capital Bancorp (1)	19	—
Capital City Bank Group	30	1
Capstar Financial Holdings	20	—
Carolina Financial	50	2
Cathay General Bancorp	196	7
CB Financial Services	12	—
CBTX (2)	47	2
CenterState Bank	230	6
Central Pacific Financial	72	2
Central Valley Community Bancorp	24	—
Century Bancorp, Class A	7	1
Chemical Financial	179	7
Chemung Financial	9	—
Citizens & Northern	30	1
City Holding	41	3
Civista Bancshares	37	1
CNB Financial	36	1
Coastal Financial (1)	16	—
Codorus Valley Bancorp	24	1
Columbia Banking System	183	6
Community Bank System	128	8
Community Bankers Trust	60	—
Community Financial	11	—
Community Trust Bancorp	39	2
ConnectOne Bancorp	73	1
County Bancorp	13	—
Customers Bancorp (1)	76	1
CVB Financial	291	6
Eagle Bancorp (1)	84	4
Enterprise Bancorp	25	1
Enterprise Financial Services	57	2
Equity Bancshares, Class A (1)	34	1
Esquire Financial Holdings (1)	15	—
Evans Bancorp	13	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Farmers & Merchants Bancorp (2)	22	1
Farmers National Banc	64	1
FB Financial	41	1
Fidelity D&D Bancorp	8	1
Fidelity Southern	55	2
Financial Institutions	38	1
First Bancorp	25	1
First Bancorp North Carolina	73	3
First BanCorp Puerto Rico	546	6
First Bancshares	31	1
First Bank New Jersey	41	1
First Busey	110	3
First Business Financial Services	23	—
First Choice Bancorp	20	—
First Commonwealth Financial	260	3
First Community	18	—
First Community Bancshares	41	1
First Financial	28	1
First Financial Bancorp	250	6
First Financial Bankshares (2)	164	10
First Financial Northwest	21	—
First Foundation	96	1
First Guaranty Bancshares	11	—
First Internet Bancorp	27	1
First Interstate BancSystem, Class A	83	3
First Merchants	134	5
First Mid-Illinois Bancshares	28	1
First Midwest Bancorp	267	5
First Northwest Bancorp	24	—
First of Long Island	66	1
First Savings Financial Group	5	—
First United	17	—
Flushing Financial	69	2
Franklin Financial Network	32	1
Fulton Financial	423	7
FVCBankcorp (1)	5	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

German American Bancorp	50	1
Glacier Bancorp	215	9
Great Southern Bancorp	28	1
Great Western Bancorp	149	5
Guaranty Bancshares	19	1
Hancock Whitney	214	9
Hanmi Financial	77	2
HarborOne Bancorp (1)	36	1
Heartland Financial USA	74	3
Heritage Commerce	102	1
Heritage Financial	92	3
Hilltop Holdings	181	3
Home BancShares	397	7
HomeTrust Bancshares	42	1
Hope Bancorp	322	4
Horizon Bancorp	93	2
Howard Bancorp (1)	35	1
IBERIABANK	141	10
Independent Bank, (MA)	70	6
Independent Bank, (MI)	53	1
Independent Bank Group	82	4
International Bancshares	139	5
Investar Holding	23	1
Investors Bancorp	601	7
Lakeland Bancorp	113	2
Lakeland Financial	61	3
LCNB	24	—
LegacyTexas Financial Group	119	4
Level One Bancorp (2)	15	—
Live Oak Bancshares (2)	64	1
Macatawa Bank	65	1
Malvern Bancorp (1)	18	—
Mercantile Bank	41	1
Metropolitan Bank Holding (1)	16	1
Mid Penn Bancorp	12	—
Middlefield Banc	7	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Midland States Bancorp	53	1
MidSouth Bancorp	35	—
MidWestOne Financial Group	28	1
MutualFirst Financial	15	—
MVB Financial	21	—
National Bank Holdings, Class A	72	2
National Bankshares	17	1
National Commerce (1)	45	2
NBT Bancorp	107	4
Nicolet Bankshares (1)	21	1
Northeast Bancorp	20	—
Northrim BanCorp	17	1
Norwood Financial	14	—
Oak Valley Bancorp (2)	17	—
OFG Bancorp	109	2
Ohio Valley Banc	11	—
Old Line Bancshares	39	1
Old National Bancorp	389	6
Old Second Bancorp	73	1
Opus Bank	48	1
Origin Bancorp (2)	44	2
Orrstown Financial Services	20	—
Pacific City Financial	30	1
Pacific Mercantile Bancorp (1)	42	—
Pacific Premier Bancorp	114	3
Park National	35	3
Parke Bancorp	17	—
Peapack Gladstone Financial	44	1
Penns Woods Bancorp	11	—
People's Utah Bancorp	36	1
Peoples Bancorp	45	1
Peoples Bancorp of North Carolina	13	—
Peoples Financial Services	17	1
Preferred Bank	35	2
Premier Financial Bancorp	30	1
QCR Holdings	33	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RBB Bancorp	38	1
Reliant Bancorp (2)	29	1
Renasant	121	4
Republic Bancorp, Class A	24	1
Republic First Bancorp (1)	110	1
S&T Bancorp	86	3
Sandy Spring Bancorp	87	3
SB One Bancorp	18	—
Seacoast Banking (1)	115	3
Select Bancorp (1)	38	—
ServisFirst Bancshares (2)	117	4
Shore Bancshares	32	1
Sierra Bancorp	32	1
Simmons First National, Class A	227	6
SmartFinancial (1)	29	1
South State	93	6
Southern First Bancshares (1)	16	1
Southern National Bancorp of Virginia	52	1
Southside Bancshares	83	3
Spirit of Texas Bancshares (1)	26	1
Stock Yards Bancorp	54	2
Summit Financial Group	27	1
The Bank of Princeton	14	—
Tompkins Financial	38	3
Towne Bank / Portsmouth VA	165	4
TriCo Bancshares	64	3
TriState Capital Holdings (1)	61	1
Triumph Bancorp (1)	60	2
Trustmark	169	6
UMB Financial	115	7
Union Bankshares/Vermont	10	—
Union Bankshares	193	6
United Bankshares	251	9
United Community Banks	197	5
Unites Security Bancshares	37	—
Unity Bancorp	19	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Univest Financial	72	2
Valley National Bancorp	820	8
Veritex Holdings	110	3
Washington Trust Bancorp	38	2
WesBanco	131	5
West Bancorporation	40	1
Westamerica Bancorporation	66	4
		456
Capital Markets 1.1%
Artisan Partners Asset Management, Class A	121	3
Ashford (1)	1	—
Associated Capital Group, Class A (2)	6	—
B. Riley Financial (2)	54	1
Blucora (1)	119	4
Brightsphere Investment Group	202	3
Cohen & Steers	56	2
Cowen (1)	70	1
Diamond Hill Investment Group	8	1
Donnelley Financial Solutions (1)	84	1
Federated Investors, Class B	243	7
Focus Financial Partners, Class A (1)(2)	69	3
GAIN Capital Holdings (2)	69	—
GAMCO Investors, Class A	14	—
Greenhill	49	1
Hamilton Lane, Class A	47	2
Houlihan Lokey	84	4
INTL. FCStone (1)	38	2
Ladenburg Thalmann Financial Services	255	1
Moelis, Class A	112	5
Oppenheimer Holdings, Class A	24	1
Piper Jaffray	37	3
PJT Partners, Class A	50	2
Pzena Investment Management, Class A	40	—
Safeguard Scientifics (1)	48	1
Siebert Financial (1)(2)	22	—
Silvercrest Asset Management Group, Class A	19	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Stifel Financial	176	9
Value Line	2	—
Virtus Investment Partners	17	2
Waddell & Reed Financial, Class A (2)	195	3
Westwood Holdings Group	22	1
WisdomTree Investments (2)	293	2
		65
Consumer Finance 0.6%
Curo Group Holdings (1)	29	—
Elevate Credit (1)	40	—
Encore Capital Group (1)	65	2
Enova International (1)	84	2
EZCORP, Class A (1)(2)	126	1
FirstCash	110	10
Green Dot, Class A (1)	121	7
LendingClub (1)	793	2
Nelnet, Class A	47	3
PRA Group (1)	112	3
Regional Management (1)	23	1
World Acceptance (1)	16	2
		33
Diversified Financial Services 0.2%
Banco Latinoamericano De Comercio Exterior	77	2
Cannae Holdings (1)	173	4
FGL Holdings (2)	366	3
Marlin Business Services	23	—
Newstar Financial (3)	76	—
On Deck Capital (1)	133	1
		10
Insurance 2.3%
Ambac Financial Group (1)	114	2
American Equity Investment Life Holding	225	6
AMERISAFE	48	3
Argo Group International Holdings	82	6
Citizens (1)(2)	128	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CNO Financial Group	422	7
Crawford, Class B	29	—
Donegal Group, Class A	23	—
eHealth (1)	55	3
EMC Insurance Group	24	1
Employers Holdings	81	3
Enstar Group (1)	31	5
FBL Financial Group, Class A	25	2
FedNat Holding	29	1
Genworth Financial, Class A (1)	1,265	5
Global Indemnity	21	1
Goosehead Insurance, Class A (2)	24	1
Greenlight Capital Re, Class A (1)(2)	75	1
Hallmark Financial Services (1)	33	—
HCI Group	18	1
Health Insurance Innovations, Class A (1)(2)	31	1
Heritage Insurance Holdings	50	1
Horace Mann Educators	103	4
Independence Holding	10	—
Investors Title	4	1
James River Group Holdings	65	3
Kemper	133	10
Kingstone	25	—
Kinsale Capital Group	49	3
Maiden Holdings	190	—
MBIA (1)	222	2
National General Holdings	165	4
National Western Life Group, Class A	6	2
Navigators Group	52	4
NI Holdings (1)	24	—
Primerica	109	13
ProAssurance	133	5
Protective Insurance, Class B	25	—
RLI	99	7
Safety Insurance Group	37	3
Selective Insurance Group	146	9

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

State Auto Financial	42	1
Stewart Information Services	58	3
Third Point Reinsurance (1)	197	2
Tiptree	64	—
Trupanion (1)(2)	64	2
United Fire Group	53	2
United Insurance Holdings	58	1
Universal Insurance Holdings	79	2
		134
Mortgage Real Estate Investment Trusts 1.0%
AG Mortgage Investment Trust, REIT	70	1
Anworth Mortgage Asset, REIT	244	1
Apollo Commercial Real Estate Finance, REIT	319	6
Arbor Realty Trust, REIT (2)	168	2
Ares Commercial Real Estate, REIT (2)	67	1
Arlington Asset Investment, Class A, REIT (2)	70	1
ARMOUR Residential, REIT	129	2
Blackstone Mortgage Trust, Class A, REIT (2)	289	10
Capstead Mortgage, REIT	231	2
Cherry Hill Mortgage Investment, REIT (2)	34	1
Colony Credit Real Estate, REIT	211	3
Dynex Capital, REIT	145	1
Exantas Capital, REIT	76	1
Granite Point Mortgage Trust, REIT (2)	128	2
Great Ajax, REIT (2)	40	1
Invesco Mortgage Capital, REIT	327	5
KKR Real Estate Finance Trust, REIT (2)	54	1
Ladder Capital, REIT	233	4
New York Mortgage Trust, REIT	394	2
Orchid Island Capital, REIT (2)	131	1
PennyMac Mortgage Investment Trust, REIT	150	3
Ready Capital, REIT (2)	80	1
Redwood Trust, REIT	254	4
TPG RE Finance Trust, REIT	88	2
Western Asset Mortgage Capital, REIT (2)	111	1
		59

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Thrifts & Mortgage Finance 2.0%
Axos Financial (1)(2)	148	4
Bank7 (1)	10	—
BankFinancial	34	1
Bridgewater Bancshares (1)	67	1
Capitol Federal Financial	333	4
Columbia Financial (1)	125	2
Dime Community Bancshares	81	2
Entegra Financial (1)	18	—
ESSA Bancorp	23	—
Essent Group (1)	243	11
Federal Agricultural Mortgage, Class C	23	2
First Defiance Financial	50	1
Flagstar Bancorp	74	2
FS Bancorp	10	1
Greene County Bancorp	8	—
Hingham Institution for Savings	3	1
Home Bancorp	16	1
HomeStreet (1)	61	2
Impac Mortgage Holdings (1)(2)	28	—
Kearny Financial	223	3
LendingTree (1)(2)	20	7
Luther Burbank	52	1
Merchants Bancorp	40	1
Meridian Bancorp	121	2
Meta Financial Group	70	1
MGIC Investment (1)	893	12
Mr Cooper Group (1)	188	2
NMI Holdings, Class A (1)	156	4
Northfield Bancorp	109	1
Northwest Bancshares	250	4
OceanFirst Financial	119	3
Oconee Federal Financial	2	—
Ocwen Financial (1)	300	1
OP Bancorp	37	—
Oritani Financial	101	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PCSB Financial	42	1
PDL Community Bancorp (1)(2)	22	—
PennyMac Financial Services	50	1
Provident Bancorp (1)	12	—
Provident Financial Services	156	4
Prudential Bancorp	23	—
Radian Group	552	11
Riverview Bancorp	54	—
SI Financial Group	31	—
Southern Missouri Bancorp	16	—
Sterling Bancorp	57	1
Territorial Bancorp	21	1
Timberland Bancorp	17	—
TrustCo Bank	235	2
United Community Financial	122	1
United Financial Bancorp	127	2
Walker & Dunlop	70	4
Washington Federal	209	6
Waterstone Financial	64	1
Western New England Bancorp	70	1
WSFS Financial	127	5
		120
Total Financials		877
HEALTH CARE 14.0%

Biotechnology 6.1%
Abeona Therapeutics (1)(2)	78	1
ACADIA Pharmaceuticals (1)(2)	287	8
Acceleron Pharma (1)(2)	110	5
Achaogen (1)(2)	81	—
Achillion Pharmaceuticals (1)	328	1
Acorda Therapeutics (1)	109	1
Adamas Pharmaceuticals (1)(2)	55	—
ADMA Biologics (1)(2)	49	—
Aduro Biotech (1)	178	1
Adverum Biotechnologies (1)	137	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Aeglea Biotherapeutics (1)	41	—
Agenus (1)(2)	200	1
Agex Therapeutics (1)	20	—
Aimmune Therapeutics (1)(2)	109	2
Akebia Therapeutics (1)(2)	216	2
Albireo Pharma (1)	23	1
Alder Biopharmaceuticals (1)(2)	146	2
Aldeyra Therapeutics (1)	53	1
Alector (1)(2)	16	—
Allakos (1)(2)	37	2
Allena Pharmaceuticals (1)	31	—
Allogene Therapeutics (1)(2)	63	2
AMAG Pharmaceuticals (1)(2)	86	1
Amicus Therapeutics (1)	475	7
AnaptysBio (1)(2)	54	4
Anika Therapeutics (1)	36	1
Apellis Pharmaceuticals (1)	91	2
Aptinyx (1)	33	—
Arbutus Biopharma (1)	89	—
Arcus Biosciences (1)	81	1
Ardelyx (1)	88	—
Arena Pharmaceuticals (1)(2)	125	6
ArQule (1)	272	1
Array BioPharma (1)(2)	534	13
Arrowhead Pharmaceuticals (1)(2)	228	4
Assembly Biosciences (1)	53	1
Atara Biotherapeutics (1)(2)	105	4
Athenex (1)(2)	110	1
Athersys (1)(2)	284	—
Audentes Therapeutics (1)	92	4
AVEO Pharmaceuticals (1)(2)	261	—
Avid Bioservices (1)	127	1
Avrobio (1)(2)	32	1
Bellicum Pharmaceuticals (1)	101	—
BioCryst Pharmaceuticals (1)	274	2
Biohaven Pharmaceutical Holding (1)	71	4

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BioSpecifics Technologies (1)	15	1
BioTime (1)(2)	300	—
Blueprint Medicines (1)(2)	105	8
Calithera Biosciences (1)	86	1
Calyxt (1)(2)	15	—
Cara Therapeutics (1)(2)	82	2
CareDX (1)	94	3
CASI Pharmaceuticals (1)(2)	125	—
Catalyst Biosciences (1)	32	—
Catalyst Pharmaceuticals (1)(2)	242	1
Celcuity (1)	15	—
Cellular Biomedicine Group (1)(2)	29	1
ChemoCentryx (1)	56	1
Chimerix (1)	118	—
Clovis Oncology (1)	119	3
Cohbar (1)(2)	59	—
Coherus Biosciences (1)(2)	133	2
Concert Pharmaceuticals (1)	57	1
Constellation Pharmaceuticals (1)(2)	40	1
Corbus Pharmaceuticals Holdings (1)(2)	124	1
Corvus Pharmaceuticals (1)	34	—
Crinetics Pharmaceuticals (1)	17	—
CTI Biopharma (1)(2)	128	—
Cue Biopharma (1)(2)	44	—
Cymabay Therapeutics (1)	148	2
Cytokinetics (1)	117	1
CytomX Therapeutics (1)	112	1
Deciphera Pharmaceuticals (1)(2)	20	1
Denali Therapeutics (1)	114	3
Dicerna Pharmaceuticals (1)	134	2
Dynavax Technologies (1)(2)	160	1
Eagle Pharmaceuticals (1)	27	1
Editas Medicine (1)(2)	114	3
Eidos Therapeutics (1)(2)	41	1
Emergent BioSolutions (1)	114	6
Enanta Pharmaceuticals (1)	42	4

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Epizyme (1)	151	2
Equillium (1)(2)	19	—
Esperion Therapeutics (1)(2)	57	2
Evelo Biosciences (1)(2)	41	—
Fate Therapeutics (1)	155	3
Fennec Pharmaceuticals (1)	34	—
FibroGen (1)	192	10
Five Prime Therapeutics (1)	84	1
Flexion Therapeutics (1)(2)	84	1
Fortress Biotech (1)(2)	94	—
Forty Seven (1)(2)	35	1
G1 Therapeutics (1)	63	1
Genomic Health (1)(2)	53	4
Geron (1)(2)	400	1
Global Blood Therapeutics (1)(2)	135	7
GlycoMimetics (1)	90	1
Gritstone Oncology (1)	17	—
GTx (1)(2)	15	—
Guardant Health (1)(2)	37	3
Halozyme Therapeutics (1)	313	5
Heron Therapeutics (1)(2)	173	4
Homology Medicines (1)(2)	46	1
Idera Pharmaceuticals (1)(2)	43	—
Immune Design (1)	108	1
ImmunoGen (1)(2)	360	1
Immunomedics (1)(2)	379	7
Inovio Pharmaceuticals (1)(2)	200	1
Insmed (1)(2)	192	6
Insys Therapeutics (1)(2)	66	—
Intellia Therapeutics (1)(2)	83	1
Intercept Pharmaceuticals (1)(2)	56	6
Intrexon (1)(2)	185	1
Invitae (1)	179	4
Iovance Biotherapeutics (1)(2)	272	3
Ironwood Pharmaceuticals (1)(2)	357	5
Jounce Therapeutics (1)	34	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kadmon Holdings (1)(2)	221	1
Karyopharm Therapeutics (1)	122	1
Kezar Life Sciences (1)(2)	32	1
Kindred Biosciences (1)	78	1
Kiniksa Pharmaceuticals, Class A (1)	18	—
Kodiak Sciences (1)	27	—
Kura Oncology (1)	71	1
La Jolla Pharmaceutical (1)(2)	54	—
Lexicon Pharmaceuticals (1)(2)	108	1
Ligand Pharmaceuticals (1)(2)	53	7
LogicBio Therapeutics (1)	20	—
MacroGenics (1)	98	2
Madrigal Pharmaceuticals (1)	18	2
Magenta Therapeutics (1)(2)	13	—
MannKind (1)	351	1
MediciNova (1)(2)	102	1
MeiraGTx Holdings (1)(2)	30	1
Mersana Therapeutics (1)	33	—
Minerva Neurosciences (1)	79	1
Miragen Therapeutics (1)(2)	55	—
Mirati Therapeutics (1)(2)	51	4
Molecular Templates (1)	27	—
Momenta Pharmaceuticals (1)	255	4
Mustang Bio (1)(2)	40	—
Myriad Genetics (1)	176	6
NantKwest (1)(2)	86	—
Natera (1)	83	2
Neon Therapeutics (1)	16	—
NewLink Genetics (1)(2)	60	—
Novavax (1)	956	1
Nymox Pharmaceutical (1)(2)	80	—
OPKO Health (1)(2)	807	2
Organovo Holdings (1)	273	—
Ovid Therapeutics (1)	24	—
Palatin Technologies (1)(2)	497	1
PDL BioPharma (1)	360	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pfenex (1)	68	—
Pieris Pharmaceuticals (1)	196	1
PolarityTE (1)(2)	25	—
Portola Pharmaceuticals (1)(2)	163	6
Principia Biopharma (1)(2)	17	1
Progenics Pharmaceuticals (1)(2)	210	1
Proteostasis Therapeutics (1)(2)	64	—
Prothena (1)	101	1
PTC Therapeutics (1)	131	5
Puma Biotechnology (1)(2)	73	3
Ra Pharmaceuticals (1)	48	1
Radius Health (1)	101	2
Recro Pharma (1)(2)	48	—
REGENXBIO (1)	81	5
Repligen (1)(2)	99	6
Replimune Group (1)(2)	19	—
Retrophin (1)	101	2
Rhythm Pharmaceuticals (1)	40	1
Rigel Pharmaceuticals (1)(2)	421	1
Rocket Pharmaceuticals (1)	52	1
Rubius Therapeutics (1)(2)	93	2
Sangamo Therapeutics (1)(2)	254	2
Savara (1)	72	1
Scholar Rock Holding (1)(2)	38	1
Selecta Biosciences (1)(2)	43	—
Seres Therapeutics (1)(2)	50	—
Solid Biosciences (1)(2)	31	—
Sorrento Therapeutics (1)	274	1
Spark Therapeutics (1)(2)	80	9
Spectrum Pharmaceuticals (1)	253	3
Spero Therapeutics (1)	20	—
Spring Bank Pharmaceuticals (1)	40	—
Stemline Therapeutics (1)	97	1
Surface Oncology (1)	21	—
Sutro Biopharma (1)	18	—
Syndax Pharmaceuticals (1)	33	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Synlogic (1)(2)	45	—
Synthorx (1)(2)	19	—
Syros Pharmaceuticals (1)	63	1
T2 Biosystems (1)(2)	78	—
TG Therapeutics (1)(2)	163	1
Tobira Therapeutics (3)	25	—
Tocagen (1)	48	1
Translate Bio (1)(2)	75	1
Tricida (1)	45	2
Twist Bioscience (1)(2)	14	—
Tyme Technologies (1)(2)	283	1
Ultragenyx Pharmaceutical (1)(2)	136	9
UNITY Biotechnology (1)(2)	72	1
Unum Therapeutics (1)	49	—
Vanda Pharmaceuticals (1)(2)	129	2
Veracyte (1)	71	2
Verastem (1)(2)	172	1
Vericel (1)(2)	108	2
Viking Therapeutics (1)(2)	150	2
Vital Therapies (1)(2)	95	—
Voyager Therapeutics (1)	54	1
X4 Pharmaceuticals (1)	1	—
Xencor (1)	116	4
XOMA (1)(2)	19	—
Y-mAbs Therapeutics (1)	20	1
Zafgen (1)	75	—
ZIOPHARM Oncology (1)(2)	330	1
		356
Health Care Equipment & Supplies 3.2%
Accuray (1)	210	1
AngioDynamics (1)	91	2
Antares Pharma (1)	362	1
AtriCure (1)	92	2
Atrion	4	4
Avanos Medical (1)	118	5
Axogen (1)(2)	85	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axonics Modulation Technologies (1)(2)	20	—
Cardiovascular Systems (1)	91	4
Cerus (1)	333	2
CONMED	63	5
CryoLife (1)	89	3
CryoPort (1)(2)	65	1
Cutera (1)	32	1
CytoSorbents (1)	75	1
ElectroCore (1)(2)	22	—
Endologix (1)	22	—
FONAR (1)	17	—
GenMark Diagnostics (1)(2)	131	1
Glaukos (1)(2)	86	7
Globus Medical, Class A (1)	188	9
Haemonetics (1)	131	11
Helius Medical Technologies (1)(2)	56	—
Heska (1)	17	1
Inogen (1)(2)	45	4
Inspire Medical Systems (1)	31	2
Integer Holdings (1)	78	6
IntriCon (1)	18	—
Invacare	83	1
iRadimed (1)(2)	10	—
iRhythm Technologies (1)(2)	64	5
Lantheus Holdings (1)	93	2
LeMaitre Vascular	40	1
LivaNova (1)	123	12
Meridian Bioscience	104	2
Merit Medical Systems (1)	134	8
Natus Medical (1)	81	2
Neogen (1)	127	7
Nevro (1)(2)	73	5
Novocure (1)	186	9
NuVasive (1)	130	7
Nuvectra (1)	45	1
OraSure Technologies (1)	151	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Orthofix Medical (1)	44	2
OrthoPediatrics (1)(2)	14	1
Oxford Immunotec Global (1)	61	1
Pulse Biosciences (1)	26	—
Quidel (1)	86	6
Rockwell Medical (1)(2)	119	1
RTI Surgical (1)	143	1
SeaSpine Holdings (1)	40	1
Senseonics Holdings (1)	214	1
SI-BONE (1)(2)	26	1
Sientra (1)	58	1
STAAR Surgical (1)	110	4
Surmodics (1)	33	1
Tactile Systems Technology (1)(2)	44	2
Tandem Diabetes Care (1)	129	8
TransEnterix (1)(2)	401	1
Utah Medical Products	9	1
Vapotherm (1)	13	—
Varex Imaging (1)	96	3
ViewRay (1)(2)	156	1
Wright Medical Group (1)	312	10
		186
Health Care Providers & Services 1.6%
AAC Holdings (1)	20	—
Addus HomeCare (1)	24	2
Amedisys (1)	68	8
American Renal Associates Holdings (1)	34	—
AMN Healthcare Services (1)	118	6
Apollo Medical Holdings (1)	6	—
BioScrip (1)	300	1
BioTelemetry (1)	83	5
Brookdale Senior Living (1)	469	3
Capital Senior Living (1)	62	—
Community Health Systems (1)(2)	215	1
CorVel (1)	23	2
Cross Country Healthcare (1)	89	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diplomat Pharmacy (1)(2)	142	1
Ensign Group	126	6
Genesis Healthcare (1)(2)	200	—
HealthEquity (1)	137	10
LHC Group (1)	75	8
Magellan Health (1)	62	4
National HealthCare	31	2
National Research, Class A	28	1
Neuronetics (1)(2)	32	—
Owens & Minor	153	1
Patterson (2)	206	5
PetIQ (1)(2)	42	1
Providence Service (1)	28	2
Quorum Health (1)	73	—
R1 RCM (1)	258	3
RadNet (1)	99	1
Select Medical Holdings (1)	272	4
Surgery Partners (1)	50	1
Tenet Healthcare (1)	210	6
Tivity Health (1)(2)	115	2
Triple-S Management, Class B (1)	56	1
U.S. Physical Therapy	32	3
		91
Health Care Technology 0.9%
Allscripts Healthcare Solutions (1)	437	4
Castlight Health, Class B (1)	180	1
Computer Programs & Systems	30	1
Evolent Health, Class A (1)	171	2
HealthStream (1)	63	2
HMS Holdings (1)	208	6
Inovalon Holdings, Class A (1)(2)	173	2
Medidata Solutions (1)(2)	146	11
NantHealth (1)(2)	119	—
NextGen Healthcare (1)	143	2
Omnicell (1)	98	8
Simulations Plus	31	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tabula Rasa HealthCare (1)(2)	44	3
Teladoc Health (1)(2)	170	9
Vocera Communications (1)(2)	75	2
		54
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics (1)(2)	65	1
Cambrex (1)	83	3
ChromaDex (1)(2)	97	—
Codexis (1)(2)	128	3
Enzo Biochem (1)	109	—
Fluidigm (1)	66	1
Harvard Bioscience (1)	90	—
Luminex	104	2
Medpace Holdings (1)	56	3
NanoString Technologies (1)	63	2
NeoGenomics (1)(2)	217	5
Pacific Biosciences of California (1)(2)	347	3
Quanterix (1)(2)	21	1
Syneos Health (1)	156	8
		32
Pharmaceuticals 1.7%
Aclaris Therapeutics (1)(2)	92	1
Aerie Pharmaceuticals (1)(2)	89	4
Akcea Therapeutics (1)(2)	32	1
Akorn (1)	234	1
Amneal Pharmaceuticals (1)	218	3
Amphastar Pharmaceuticals (1)	89	2
Ampio Pharmaceuticals (1)(2)	266	—
ANI Pharmaceuticals (1)	20	1
Aquestive Therapeutics (1)	13	—
Aratana Therapeutics (1)	110	—
Arvinas (1)(2)	24	—
Assertio Therapeutics (1)	148	1
Clearside Biomedical (1)(2)	58	—
Collegium Pharmaceutical (1)	74	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corcept Therapeutics (1)(2)	245	3
Corium International, CVR (1)	66	—
Dermira (1)(2)	87	1
Dova Pharmaceuticals (1)	32	—
Durect (1)	400	—
Eloxx Pharmaceuticals (1)(2)	58	1
Endo International (1)	572	5
Evolus (1)(2)	25	1
Horizon Pharma (1)	457	12
Innovate Biopharmaceuticals (1)(2)	54	—
Innoviva (1)	173	3
Intersect ENT (1)	75	3
Intra-Cellular Therapies (1)	112	1
Kala Pharmaceuticals (1)	33	—
Lannett (1)	77	1
Liquidia Technologies (1)	13	—
Mallinckrodt (1)(2)	206	5
Marinus Pharmaceuticals (1)	91	—
Medicines (1)(2)	173	5
Melinta Therapeutics (1)	17	—
Menlo Therapeutics (1)	20	—
MyoKardia (1)(2)	85	5
Neos Therapeutics (1)	151	—
Ocular Therapeutix (1)	69	—
Odonate Therapeutics (1)	17	—
Omeros (1)(2)	115	2
Optinose (1)(2)	48	1
Osmotica Pharmaceuticals (1)	28	—
Pacira Pharmaceuticals (1)	100	4
Paratek Pharmaceuticals (1)	76	—
Phibro Animal Health, Class A	50	2
Prestige Consumer Healthcare (1)	131	4
Reata Pharmaceuticals, Class A (1)	48	4
resTORbio (1)(2)	21	—
Revance Therapeutics (1)(2)	84	1
scPharmaceuticals (1)(2)	24	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sienna Biopharmaceuticals (1)(2)	41	—
SIGA Technologies (1)	130	1
Supernus Pharmaceuticals (1)	123	4
Teligent (1)(2)	115	—
Tetraphase Pharmaceuticals (1)	100	—
TherapeuticsMD (1)(2)	458	2
Theravance Biopharma (1)(2)	107	3
Verrica Pharmaceuticals (1)	18	—
WaVe Life Sciences (1)	51	2
Xeris Pharmaceuticals (1)	52	1
Zogenix (1)(2)	105	6
Zomedica Pharmaceuticals (1)(2)	107	—
		98
Total Health Care		817
INDUSTRIALS & BUSINESS SERVICES 12.6%

Aerospace & Defense 0.8%
AAR	82	3
Aerojet Rocketdyne Holdings (1)(2)	182	6
Aerovironment (1)	53	4
Astronics (1)	53	2
Axon Enterprise (1)(2)	146	8
Cubic	81	4
Ducommun (1)	27	1
KeyW Holding (1)	123	1
Maxar Technologies (2)	142	1
Mercury Systems (1)	118	8
Moog, Class A	81	7
National Presto Industries (2)	13	1
Triumph Group	122	2
Vectrus (1)	30	1
Wesco Aircraft Holdings (1)	136	1
		50
Air Freight & Logistics 0.3%
Air Transport Services Group (1)	146	3
Atlas Air Worldwide Holdings (1)	60	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Echo Global Logistics (1)	70	2
Forward Air	74	5
Hub Group, Class A (1)	82	3
Radiant Logistics (1)	100	1
		17
Airlines 0.4%
Allegiant Travel	34	5
Hawaiian Holdings (2)	126	3
Mesa Air Group (1)	34	—
SkyWest	130	7
Spirit Airlines (1)	176	9
		24
Building Products 1.0%
AAON	104	5
Advanced Drainage Systems	89	2
American Woodmark (1)	35	3
Apogee Enterprises	70	3
Armstrong Flooring (1)	53	1
Builders FirstSource (1)	284	4
Caesarstone (2)	57	1
Continental Building Products (1)	93	2
CSW Industrials (1)	39	2
Gibraltar Industries (1)	80	3
Griffon	93	2
Insteel Industries	46	1
JELD-WEN Holding (1)	173	3
Masonite International (1)	69	3
NCI Building Systems (1)	107	1
Patrick Industries (1)	60	3
PGT Innovations (1)	143	2
Quanex Building Products	90	1
Simpson Manufacturing	104	6
Trex (1)	150	9
Universal Forest Products	150	5
		62

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Services & Supplies 2.2%
ABM Industries	166	6
ACCO Brands	260	2
Advanced Disposal Services (1)	182	5
Brady, Class A	118	6
BrightView Holdings (1)	62	1
Brink's	127	10
Casella Waste Systems, Class A (1)	110	4
CECO Environmental (1)	80	1
Charah Solutions (1)	19	—
Cimpress (1)(2)	56	5
CompX International	4	—
Covanta Holding	305	5
Deluxe	120	5
Ennis	66	1
Healthcare Services Group (2)	186	6
Heritage-Crystal Clean (1)	35	1
Herman Miller	149	5
HNI	109	4
Interface	148	2
Kimball International, Class B	91	1
Knoll	121	2
LSC Communications	82	1
Matthews International, Class A	78	3
McGrath RentCorp	60	3
Mobile Mini	111	4
MSA Safety	86	9
Multi-Color	35	2
NL Industries (1)	23	—
PICO Holdings (1)	51	1
Pitney Bowes	472	3
Quad/Graphics	78	1
RR Donnelley & Sons	177	1
SP Plus (1)	57	2
Steelcase, Class A	213	3
Team (1)(2)	74	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tetra Tech	141	8
UniFirst	39	6
US Ecology	55	3
Viad	51	3
VSE	22	1
		127
Construction & Engineering 0.9%
Aegion (1)	80	1
Ameresco, Class A (1)	47	1
Argan	37	2
Comfort Systems USA	92	5
Dycom Industries (1)	76	4
EMCOR Group	146	11
Granite Construction	110	5
Great Lakes Dredge & Dock (1)	150	1
HC2 Holdings (1)(2)	100	—
IES Holdings (1)	22	—
Infrastructure & Energy Alternatives (1)	43	—
KBR	364	7
MasTec (1)(2)	163	8
MYR Group (1)	41	1
Northwest Pipe (1)	24	1
NV5 Global (1)	24	1
Orion Group Holdings (1)	75	—
Primoris Services	105	2
Sterling Construction (1)	67	1
Tutor Perini (1)	94	2
WillScot (1)	89	1
		54
Electrical Equipment 0.6%
Allied Motion Technologies	17	1
Atkore International Group (1)	98	2
AZZ	65	3
Babcock & Wilcox Enterprises (1)(2)	86	—
Encore Wire	52	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Energous (1)(2)	63	—
EnerSys	107	7
Enphase Energy (1)(2)	217	2
FuelCell Energy (1)(2)	215	—
Generac Holdings (1)	154	8
Plug Power (1)(2)	550	1
Powell Industries	22	1
Preformed Line Products	8	—
Sunrun (1)	252	4
Thermon Group Holdings (1)	79	2
TPI Composites (1)(2)	37	1
Vicor (1)(2)	45	1
Vivint Solar (1)(2)	100	—
		36
Industrial Conglomerates 0.1%
Raven Industries	90	3
		3
Machinery 3.3%
Actuant, Class A	153	4
Alamo Group	25	3
Albany International, Class A	73	5
Altra Industrial Motion	151	5
Astec Industries	57	2
Barnes Group	121	6
Blue Bird (1)	39	1
Briggs & Stratton	104	1
Chart Industries (1)	78	7
CIRCOR International (1)	41	1
Columbus McKinnon	56	2
Commercial Vehicle Group (1)	71	1
DMC Global	36	2
Douglas Dynamics	56	2
Eastern	14	—
Energy Recovery (1)(2)	97	1
EnPro Industries	52	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ESCO Technologies	64	4
Evoqua Water Technologies (1)(2)	190	2
Federal Signal	149	4
Franklin Electric	116	6
Freightcar America (1)	30	—
GenCor Industries (1)	21	—
Global Brass & Copper Holdings	55	2
Gorman-Rupp	44	1
Graham	24	—
Greenbrier	79	3
Harsco (1)	202	4
Hillenbrand	158	7
Hurco	16	1
Hyster-Yale Materials Handling	26	2
John Bean Technologies	79	7
Kadant	28	2
Kennametal	204	8
LB Foster, Class A (1)	23	—
Lindsay	27	3
Lydall (1)	42	1
Manitex International (1)	36	—
Manitowoc (1)	89	1
Meritor (1)	208	4
Milacron Holdings (1)	174	2
Miller Industries	28	1
Mueller Industries	142	4
Mueller Water Products, Class A	388	4
Navistar International (1)	123	4
NN (2)	106	1
Omega Flex	7	1
Park-Ohio Holdings	22	1
Proto Labs (1)	69	7
RBC Bearings (1)	60	8
REV Group	75	1
Rexnord (1)	262	7
Spartan Motors	92	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SPX (1)	108	4
SPX FLOW (1)	106	3
Standex International	32	2
Sun Hydraulics	72	3
Tennant	45	3
Titan International	126	1
TriMas (1)	115	3
Twin Disc (1)	24	—
Wabash National	142	2
Watts Water Technologies, Class A	70	6
Woodward	136	13
		190
Marine 0.1%
Costamare	122	1
Eagle Bulk Shipping (1)	108	1
Genco Shipping & Trading (1)	22	—
Matson	106	3
Safe Bulkers (1)	135	—
Scorpio Bulkers	146	1
		6
Professional Services 1.4%
Acacia Research (1)	121	—
ASGN (1)	128	8
Barrett Business Services	18	1
BG Staffing	19	—
CBIZ (1)	129	3
CRA International	20	1
Exponent	130	8
Forrester Research	26	1
Franklin Covey (1)	25	1
FTI Consulting (1)	95	7
GP Strategies (1)	31	—
Heidrick & Struggles International	47	2
Huron Consulting Group (1)	55	3
ICF International	45	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

InnerWorkings (1)	108	—
Insperity	97	12
Kelly Services, Class A	78	2
Kforce	58	2
Korn/Ferry International	144	7
Mistras Group (1)	47	1
Navigant Consulting	113	2
Resources Connection	75	1
TriNet Group (1)	109	7
TrueBlue (1)	101	2
Upwork (1)	35	1
WageWorks (1)	100	4
Willdan Group (1)	21	1
		80
Road & Rail 0.4%
ArcBest	64	2
Avis Budget Group (1)	167	6
Covenant Transportation Group, Class A (1)	33	1
Daseke (1)(2)	110	1
Heartland Express	117	2
Hertz Global Holdings (1)(2)	138	2
Marten Transport	98	2
PAM Transportation Services (1)	5	—
Saia (1)	64	4
Universal Logistics Holdings	23	—
US Xpress Enterprises, Class A (1)	53	—
USA Truck (1)	20	—
Werner Enterprises	120	4
YRC Worldwide (1)	83	1
		25
Trading Companies & Distributors 1.1%
Aircastle	140	3
Applied Industrial Technologies	96	6
Beacon Roofing Supply (1)	171	5
BlueLinx Holdings (1)(2)	24	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BMC Stock Holdings (1)	169	3
CAI International (1)	43	1
DXP Enterprises (1)	40	2
EVI Industries	10	—
Foundation Building Materials (1)	37	—
GATX (2)	95	7
General Finance (1)	24	—
GMS (1)	82	1
H&E Equipment Services	80	2
Herc Holdings (1)	60	2
Kaman	70	4
Lawson Products (1)	17	1
MRC Global (1)	211	4
NOW (1)	271	4
Rush Enterprises, Class A	78	3
Rush Enterprises, Class B	10	—
SiteOne Landscape Supply (1)	103	6
Systemax	32	1
Textainer Group Holdings (1)	71	1
Titan Machinery (1)	49	1
Triton International	131	4
Univar (1)(2)	26	1
Veritiv (1)	29	1
Willis Lease Finance (1)	8	—
		64
Total Industrials & Business Services		738
INFORMATION TECHNOLOGY 13.8%

Communications Equipment 1.5%
Acacia Communications (1)	69	4
ADTRAN	120	2
Aerohive Networks (1)	83	—
Applied Optoelectronics (1)(2)	47	1
CalAmp (1)	86	1
Calix (1)	115	1
Casa Systems (1)	68	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ciena (1)	362	13
Clearfield (1)	32	—
Comtech Telecommunications	58	1
DASAN Zhone Solutions (1)	15	—
Digi International (1)	67	1
Extreme Networks (1)	298	2
Finisar (1)	294	7
Harmonic (1)	217	1
Infinera (1)(2)	378	2
InterDigital	87	6
KVH Industries (1)	42	—
Lumentum Holdings (1)	194	11
NETGEAR (1)	78	3
NetScout Systems (1)	195	5
Plantronics	83	4
Quantenna Communications (1)	85	2
Ribbon Communications (1)	132	1
ViaSat (1)(2)	140	11
Viavi Solutions (1)	580	7
		87
Electronic Equipment, Instruments & Components 2.3%
Anixter International (1)	74	4
Arlo Technologies (1)	184	1
AVX	117	2
Badger Meter	72	4
Bel Fuse, Class B	26	1
Belden	102	5
Benchmark Electronics	117	3
Control4 (1)	65	1
CTS	82	2
Daktronics	90	1
ePlus (1)	34	3
Fabrinet (1)	90	5
FARO Technologies (1)	42	2
Fitbit, Class A (1)(2)	539	3
II-VI (1)	159	6

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Insight Enterprises (1)	88	5
Iteris (1)(2)	66	—
Itron (1)	85	4
KEMET	142	2
Kimball Electronics (1)	65	1
Knowles (1)	219	4
Maxwell Technologies (1)	87	—
Mesa Laboratories	9	2
Methode Electronics	90	3
MTS Systems	45	2
Napco Security Technologies (1)	30	1
nLight (1)(2)	62	1
Novanta (1)	83	7
OSI Systems (1)	43	4
PAR Technology (1)	29	1
Park Electrochemical	48	1
PC Connection	30	1
Plexus (1)	80	5
Rogers (1)	46	7
Sanmina (1)	170	5
ScanSource (1)	63	2
SYNNEX	105	10
Tech Data (1)	94	10
TTM Technologies (1)	235	3
Vishay Intertechnology	342	6
Vishay Precision Group (1)	23	1
		131
IT Services 1.9%
Brightcove (1)	89	1
CACI International, Class A (1)	62	11
Carbonite (1)	79	2
Cardtronics, Class A (1)	100	4
Cass Information Systems	39	2
CSG Systems International	83	4
Endurance International Group Holdings (1)	176	1
Everi Holdings (1)	164	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EVERTEC	153	4
Evo Payments, Class A (1)(2)	63	2
Exela Technologies (1)	119	—
ExlService Holdings (1)	84	5
GTT Communications (1)(2)	106	4
Hackett Group	60	1
I3 Verticals, Class A (1)	21	1
Information Services Group (1)	86	—
Internap (1)(2)	55	—
Kratos Defense & Security Solutions (1)	221	4
Limelight Networks (1)	288	1
LiveRamp Holdings (1)	172	9
ManTech International, Class A	66	4
MAXIMUS	161	11
MoneyGram International (1)	82	—
NIC	161	3
Perficient (1)	86	2
Perspecta	360	7
PFSweb (1)	38	—
Presidio	90	1
PRGX Global (1)	53	—
Science Applications International	128	10
ServiceSource International (1)	200	—
Sykes Enterprises (1)	99	3
Travelport Worldwide	315	5
TTEC Holdings	36	1
Tucows, Class A (1)	24	2
Unisys (1)	127	2
Virtusa (1)	71	4
		113
Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Class A (1)(2)	21	—
Adesto Technologies (1)(2)	63	—
Advanced Energy Industries (1)	98	5
Alpha & Omega Semiconductor (1)	50	1
Ambarella (1)(2)	81	3

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amkor Technology (1)	257	2
Aquantia (1)	54	—
Axcelis Technologies (1)	81	2
AXT (1)	104	—
Brooks Automation	174	5
Cabot Microelectronics	72	8
CEVA (1)	55	1
Cirrus Logic (1)	154	6
Cohu	99	1
Cree (1)(2)	255	15
Diodes (1)	101	3
Entegris (2)	359	13
FormFactor (1)	186	3
Ichor Holdings (1)(2)	60	1
Impinj (1)	41	1
Inphi (1)	109	5
Integrated Device Technology (1)	325	16
Kopin (1)	155	—
Lattice Semiconductor (1)	294	4
MACOM Technology Solutions Holdings (1)(2)	114	2
MaxLinear (1)(2)	157	4
Nanometrics (1)	57	2
NeoPhotonics (1)	88	1
NVE	12	1
PDF Solutions (1)	75	1
Photronics (1)	170	2
Power Integrations	72	5
Rambus (1)	267	3
Rudolph Technologies (1)	79	2
Semtech (1)	165	8
Silicon Laboratories (1)	109	9
SMART Global Holdings (1)(2)	32	1
SunPower (1)(2)	155	1
Synaptics (1)	89	4
Ultra Clean Holdings (1)(2)	100	1
Veeco Instruments (1)	121	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xperi	123	3
		146
Software 5.3%
8x8 (1)	241	5
A10 Networks (1)	132	1
ACI Worldwide (1)	288	9
Agilysys (1)	42	1
Alarm.com Holdings (1)(2)	79	5
Altair Engineering, Class A (1)	60	2
Alteryx, Class A (1)(2)	74	6
Amber Road (1)	59	1
American Software, Class A	72	1
Anaplan (1)(2)	49	2
Appfolio, Class A (1)	39	3
Asure Software (1)(2)	32	—
Avalara (1)	75	4
Avaya Holdings (1)	263	4
Benefitfocus (1)(2)	71	4
Blackbaud	122	10
Blackline (1)(2)	90	4
Bottomline Technologies (1)	106	5
Box, Class A (1)	310	6
Carbon Black (1)	106	1
ChannelAdvisor (1)	65	1
Cision (1)	171	2
Cloudera (1)(2)	509	6
CommVault Systems (1)	101	7
Cornerstone OnDemand (1)	137	7
Coupa Software (1)(2)	141	13
Digimarc (1)(2)	27	1
Domo, Class B (1)(2)	43	2
Ebix (2)	61	3
eGain (1)	44	—
Ellie Mae (1)	88	9
Envestnet (1)	112	7
Everbridge (1)(2)	74	6

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Five9 (1)(2)	145	8
ForeScout Technologies (1)	77	3
Fusion Connect (1)(2)	70	—
HubSpot (1)(2)	94	16
Instructure (1)(2)	80	4
j2 Global	119	10
LivePerson (1)(2)	155	4
Majesco (1)	16	—
MicroStrategy, Class A (1)	21	3
Mitek Systems (1)	81	1
MobileIron (1)	190	1
Model N (1)	65	1
Monotype Imaging Holdings	104	2
New Relic (1)	114	11
Onespan (1)	79	2
Park City Group (1)(2)	36	—
Paylocity Holding (1)	73	6
Progress Software	114	5
PROS Holdings (1)(2)	78	3
Q2 Holdings (1)(2)	94	6
QAD, Class A	26	1
Qualys (1)(2)	86	7
Rapid7 (1)	92	5
Rimini Street (1)	29	—
Sailpoint Technologies Holding (1)	180	5
SecureWorks, Class A (1)(2)	27	—
ShotSpotter (1)(2)	18	1
SPS Commerce (1)	44	5
SVMK (1)	50	1
Telaria (1)	110	1
Telenav (1)	78	—
Tenable Holdings (1)	82	3
TiVo	303	3
Trade Desk, Class A (1)(2)	85	17
Upland Software (1)	39	2
Varonis Systems (1)	71	4

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verint Systems (1)	163	10
Veritone (1)(2)	17	—
VirnetX Holding (1)	140	1
Workiva (1)	71	4
Yext (1)(2)	214	5
Zix (1)	131	1
Zscaler (1)(2)	154	11
		311
Technology Hardware, Storage & Peripherals 0.3%
3D Systems (1)(2)	274	3
Avid Technology (1)	69	1
Cray (1)	101	2
Diebold Nixdorf (1)(2)	191	2
Eastman Kodak (1)(2)	53	—
Electronics For Imaging (1)	112	3
Immersion (1)	65	1
Stratasys (1)	127	3
USA Technologies (1)(2)	139	1
		16
Total Information Technology		804
MATERIALS 3.4%

Chemicals 1.8%
Advanced Emissions Solutions (2)	46	1
AdvanSix (1)	77	2
AgroFresh Solutions (1)(2)	61	—
American Vanguard	75	1
Amyris (1)(2)	74	—
Balchem	81	8
Chase	18	2
Ferro (1)	212	4
Flotek Industries (1)(2)	153	1
FutureFuel	65	1
GCP Applied Technologies (1)	180	5
Hawkins	24	1
HB Fuller	128	6

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ingevity (1)	107	11
Innophos Holdings	49	2
Innospec	61	5
Intrepid Potash (1)	240	1
Koppers Holdings (1)	52	1
Kraton (1)	78	3
Kronos Worldwide	61	1
Livent (1)	378	5
LSB Industries (1)	54	—
Marrone Bio Innovations (1)	137	—
Minerals Technologies	89	5
OMNOVA Solutions (1)	110	1
PolyOne	200	6
PQ Group Holdings (1)	92	1
Quaker Chemical	33	7
Rayonier Advanced Materials (2)	127	2
Schulman A., CVR (1)	70	—
Sensient Technologies	107	7
Stepan	51	4
Trecora Resources (1)	52	—
Tredegar	65	1
Trinseo	107	5
Tronox Holdings, Class A	235	3
Valhi	69	—
		103
Construction Materials 0.1%
Forterra (1)(2)	51	—
Summit Materials, Class A (1)(2)	281	5
U.S. Concrete (1)	40	2
United States Lime & Minerals	5	—
		7
Containers & Packaging 0.1%
Greif, Class A	58	2
Greif, Class B	20	1
Myers Industries	88	2

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UFP Technologies (1)	18	1
		6
Metals & Mining 1.0%
AK Steel Holding (1)(2)	790	2
Allegheny Technologies (1)	315	8
Carpenter Technology	117	5
Century Aluminum (1)	125	1
Cleveland-Cliffs (2)	757	8
Coeur Mining (1)	465	2
Commercial Metals	302	5
Compass Minerals International	86	5
Covia Holdings (1)(2)	86	1
Gold Resource	138	1
Haynes International	31	1
Hecla Mining	1,237	3
Kaiser Aluminum	41	4
Materion	51	3
Olympic Steel	23	—
Pan American Silver (1)	779	—
Ramaco Resources (1)	15	—
Ryerson Holding (1)	40	—
Schnitzer Steel Industries, Class A	66	2
SunCoke Energy (1)	163	2
Synalloy	21	—
TimkenSteel (1)(2)	100	1
Universal Stainless & Alloy Products (1)	22	—
Warrior Met Coal	108	3
Worthington Industries	105	4
		61
Paper & Forest Products 0.4%
Boise Cascade	98	2
Clearwater Paper (1)	40	1
Louisiana-Pacific	360	9
Neenah	42	3
PH Glatfelter	109	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schweitzer-Mauduit International	77	3
Verso, Class A (1)	86	2
		21
Total Materials		198
REAL ESTATE 6.7%

Equity Real Estate Investment Trusts 6.1%
Acadia Realty Trust, REIT	202	6
Agree Realty, REIT (2)	85	6
Alexander & Baldwin, REIT (1)	171	4
Alexander's, REIT	5	2
American Assets Trust, REIT	97	4
Americold Realty Trust, REIT (2)	321	10
Armada Hoffler Properties, REIT	125	2
Ashford Hospitality Trust, REIT	218	1
Bluerock Residential Growth, REIT	63	1
Braemar Hotels & Resorts, REIT	73	1
BRT Apartments, REIT	25	—
CareTrust, REIT	212	5
CatchMark Timber Trust, Class A, REIT	129	1
CBL & Associates Properties, REIT (2)	425	1
Cedar Realty Trust, REIT	230	1
Chatham Lodging Trust, REIT	114	2
Chesapeake Lodging Trust, REIT	149	4
City Office, REIT	99	1
Clipper Realty, REIT	37	1
Community Healthcare Trust, REIT	45	2
CoreCivic, REIT	308	6
CorEnergy Infrastructure Trust, REIT (2)	30	1
Corepoint Lodging, REIT	107	1
Cousins Properties, REIT	1,065	10
DiamondRock Hospitality, REIT	520	6
Easterly Government Properties, REIT (2)	152	3
EastGroup Properties, REIT	89	10
Essential Properties Realty Trust, REIT	89	2
Farmland Partners, REIT (2)	80	1

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Industrial Realty Trust, REIT	313	11
Four Corners Property Trust, REIT	170	5
Franklin Street Properties, REIT	262	2
Front Yard Residential, REIT	124	1
GEO Group, REIT	302	6
Getty Realty, REIT	82	3
Gladstone Commercial, REIT	70	1
Gladstone Land, REIT (2)	33	—
Global Medical, REIT	43	—
Global Net Lease, REIT	190	4
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	152	4
Healthcare Realty Trust, REIT	314	10
Hersha Hospitality Trust, REIT (2)	89	2
Independence Realty Trust, REIT	219	2
Industrial Logistics Properties Trust, REIT	162	3
InfraREIT, REIT (1)	111	2
Innovative Industrial Properties, REIT (2)	24	2
Investors Real Estate Trust, REIT	30	2
iStar, REIT (2)	163	1
Jernigan Capital, REIT	45	1
Kite Realty Group Trust, REIT	208	3
Lexington Realty Trust, REIT	541	5
LTC Properties, REIT	99	5
Mack-Cali Realty, REIT	227	5
MedEquities Realty Trust, REIT (2)	72	1
Monmouth Real Estate Investment, REIT	222	3
National Health Investors, REIT	104	8
National Storage Affiliates Trust, REIT	142	4
New Senior Investment Group, REIT	187	1
NexPoint Residential Trust, REIT	51	2
NorthStar Realty Europe, REIT	112	2
Office Properties Income Trust, REIT	119	3
One Liberty Properties, REIT	37	1
Pebblebrook Hotel Trust, REIT (2)	331	10
Pennsylvania Real Estate Investment Trust, REIT (2)	173	1
Physicians Realty Trust, REIT	468	9

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Piedmont Office Realty Trust, Class A, REIT	322	7
PotlatchDeltic, REIT (2)	166	6
Preferred Apartment Communities, REIT (2)	100	1
PS Business Parks, REIT	51	8
QTS Realty Trust, Class A, REIT (2)	128	6
Retail Opportunity Investments, REIT	289	5
Rexford Industrial Realty, REIT	238	9
RLJ Lodging Trust, REIT	446	8
RPT Realty, REIT	199	2
Ryman Hospitality Properties, REIT	113	9
Sabra Health Care, REIT	456	9
Safehold, REIT	25	1
Saul Centers, REIT	30	2
Seritage Growth Properties, Class A, REIT (2)	82	4
Spirit MTA, REIT	108	1
STAG Industrial, REIT	250	7
Summit Hotel Properties, REIT	259	3
Sunstone Hotel Investors, REIT	583	8
Tanger Factory Outlet Centers, REIT (2)	231	5
Terreno Realty, REIT	152	6
Tier, REIT	137	4
UMH Properties, REIT	86	1
Universal Health Realty Income Trust, REIT	32	2
Urban Edge Properties, REIT	274	5
Urstadt Biddle Properties, Class A, REIT	72	1
Washington Prime Group, REIT (2)	469	3
Washington Real Estate Investment Trust, REIT	208	6
Whitestone, REIT (2)	96	1
Xenia Hotels & Resorts, REIT	283	6
		356
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1)	25	1
American Realty Investors (1)(2)	6	—
Consolidated-Tomoka Land	10	1
Cushman & Wakefield (1)(2)	172	3
Forestar Group (1)	28	—

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FRP Holdings (1)	18	1
Griffin Industrial Realty	2	—
HFF, Class A	94	5
Kennedy-Wilson Holdings	314	7
Marcus & Millichap (1)	49	2
Maui Land & Pineapple (1)	19	—
Newmark Group, Class A	375	3
RE/MAX Holdings, Class A	45	2
Redfin (1)(2)	199	4
RMR Group, Class A	18	1
St Joe (1)(2)	88	1
Stratus Properties (1)	15	—
Tejon Ranch (1)	53	1
Transcontinental Realty Investors (1)(2)	5	—
Trinity Place Holdings (1)	44	—
		32
Total Real Estate		388
TRUSTS & FUNDS 0.6%

Trusts & Mutual Funds 0.6%
IShares Russell 2000 ETF (2)	237	36
Total Trusts & Funds		36
UTILITIES 3.3%

Electric Utilities 1.1%
ALLETE	131	11
El Paso Electric	102	6
IDACORP	128	13
MGE Energy	88	6
Otter Tail	99	5
PNM Resources	200	9
Portland General Electric	226	12
Spark Energy, Class A (2)	26	—
		62
Gas Utilities 1.0%
Chesapeake Utilities	40	4

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Jersey Resources	221	11
Northwest Natural Holding	72	5
ONE Gas	131	12
RGC Resources	20	1
South Jersey Industries (2)	233	7
Southwest Gas Holdings	135	11
Spire	125	10
		61
Independent Power & Renewable Electricity Producers 0.3%
Atlantic Power (1)(2)	275	1
Clearway Energy, Class A	100	1
Clearway Energy, Class C	174	3
Ormat Technologies	100	6
Pattern Energy Group, Class A	203	4
TerraForm Power, Class A	183	2
		17
Multi-Utilities 0.5%
Avista	164	7
Black Hills	135	10
NorthWestern	128	9
Unitil	36	2
		28
Water Utilities 0.4%
American States Water	93	6
Aquaventure Holdings (1)	27	1
Artesian Resources, Class A	20	1
Cadiz (1)(2)	59	1
California Water Service Group	121	6
Connecticut Water Service	29	2
Consolidated Water, Class O	40	1
Global Water Resources	23	—
Middlesex Water	40	2
Pure Cycle (1)	48	—
SJW Group	62	4

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
York Water	30	1
		25
Total Utilities		193
Total Common Stocks (Cost $4,319)		5,170
SHORT-TERM INVESTMENTS 11.8%
Money Market Funds 11.1%
T. Rowe Price Government Reserve Fund, 2.49% (4)(5)	649,260	649
		649

U.S. Treasury Obligations 0.7%
U.S. Treasury Bills, 2.490%, 6/13/19 (6)	40,000	40
		40

Total Short-Term Investments (Cost $689)		689
SECURITIES LENDING COLLATERAL 14.0%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 14.0%
Short-Term Funds 14.0%
T. Rowe Price Short-Term Fund, 2.60% (4)(5)	81,811	818
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		818
Total Securities Lending Collateral (Cost $818)		818

T. ROWE PRICE SMALL-CAP INDEX FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 114.4%
(Cost $5,826)	$6,677
Other Assets Less Liabilities (14.4)%	(840)

Net Assets 100.0%	$5,837

‡ Shares/Par and Notional amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-CAP INDEX FUND

FUTURES
($000 s)
			Value and
	Expiration		Unrealized Gain
	Date	Notional Amount	(Loss)
Long, 9 Russell 2000 E-Mini Index contracts	6/19	695	$(2)

Net payments (receipts) of variation margin to date			4

Variation margin receivable (payable) on open futures
contracts			$2

T. ROWE PRICE SMALL-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$4
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$4+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$552		¤	¤ $	649
T. Rowe Price Short-Term
Fund	603		¤	¤	818
					$1,467^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,467.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SMALL-CAP INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE SMALL-CAP INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,170$	— $	— $	5,170
Short-Term Investments	649	40	—	689
Securities Lending Collateral	818	—	—	818
Total Securities	6,637	40	—	6,677
Futures	2	—	—	2
Total	$6,639$	40$	— $	6,679

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000s)
		Beginning Balance	Gain (Loss) During	Ending Balance
		1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$	— $	— $	—

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.4%
COMMUNICATION SERVICES 9.1%

Diversified Telecommunication Services 1.6%
AT&T	435,113	13,645
ATN International	2,000	113
CenturyLink	49,461	593
Cincinnati Bell (1)	17,309	165
Verizon Communications	256,511	15,167
Zayo Group Holdings (1)	9,500	270
		29,953
Entertainment 1.8%
Activision Blizzard	54,508	2,482
Electronic Arts (1)	21,800	2,215
Fox, Class A (1)	25,661	942
Fox, Class B (1)	16,366	587
Liberty Media - Liberty Formula One, Class A (1)(2)	21,300	725
Liberty Media - Liberty Formula One, Class C (1)	19,600	687
Lions Gate Entertainment, Series A	3,050	48
Madison Square Garden, Class A (1)	1,433	420
Netflix (1)	28,300	10,091
Take-Two Interactive Software (1)	9,400	887
Viacom, Class B	10,829	304
Walt Disney	121,224	13,459
Zynga, Class A (1)	69,900	373
		33,220
Interactive Media & Services 4.0%
Alphabet, Class A (1)	18,920	22,267
Alphabet, Class C (1)	19,360	22,715
ANGI Homeservices, Class A (1)(2)	27,500	425
Cars.com (1)(2)	14,333	327
Facebook, Class A (1)	149,700	24,953
IAC/InterActiveCorp (1)	4,400	924
Twitter (1)	20,000	658
First Page Footer

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zillow Group, Class A (1)(2)	16,900	578
Zillow Group, Class C (1)(2)	16,000	556
		73,403
Media 1.6%
A.H. Belo, Class A	15,280	57
AMC Networks, Class A (1)(2)	3,500	199
Cable One	670	657
CBS, Class B	19,929	947
Charter Communications, Class A (1)	13,747	4,769
Comcast, Class A	287,119	11,479
Discovery, Class A (1)	7,500	203
Discovery, Class C (1)	20,145	512
DISH Network, Class A (1)	14,200	450
Gannett (2)	38,250	403
GCI Liberty, Class A (1)	5,211	290
Gray Television (1)	18,200	389
Interpublic Group	15,739	331
John Wiley & Sons, Class A	900	40
Liberty Broadband, Class A (1)	5,700	522
Liberty Broadband, Class C (1)	14,300	1,312
Liberty Global, Class A (1)	15,807	394
Liberty Global, Series C (1)	38,525	933
Liberty Latin America, Class A (1)	28,072	543
Liberty Latin America, Class C (1)	16,267	316
Liberty Media - Liberty SiriusXM, Class A (1)	4,000	153
Liberty Media - Liberty SiriusXM, Class C (1)	11,200	428
Meredith (2)	5,900	326
MSG Networks, Class A (1)	4,300	93
New York Times, Class A (2)	21,200	696
News, Class A	51,296	638
Nexstar Media Group, Class A	6,300	683
Omnicom Group (2)	11,400	832
Scholastic	3,800	151
Sirius XM Holdings (2)	122,500	695
TEGNA	5,100	72
		29,513

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications	18,100	803
T-Mobile (1)	19,200	1,327
Telephone & Data Systems	15,735	483
		2,613
Total Communication Services		168,702
CONSUMER DISCRETIONARY 10.0%

Auto Components 0.3%
Aptiv	17,900	1,423
Autoliv	6,600	485
BorgWarner	11,800	453
Delphi Technologies	8,400	162
Garrett Motion (1)(2)	17,672	260
Gentex	21,300	440
Gentherm (1)	11,600	428
Goodyear Tire & Rubber	14,300	260
Horizon Global (1)(2)	24,620	48
Lear	4,900	665
Modine Manufacturing (1)	14,800	205
Standard Motor Products	2,200	108
Veoneer (1)	6,600	151
Visteon (1)	2,300	155
		5,243
Automobiles 0.4%
Ford Motor	194,461	1,707
General Motors	63,900	2,371
Harley-Davidson (2)	12,500	446
Tesla (1)(2)	9,100	2,547
Thor Industries	3,900	243
Winnebago Industries (2)	5,500	171
		7,485
Distributors 0.1%
Genuine Parts	5,800	650
LKQ (1)	19,300	548

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pool	3,605	594
		1,792
Diversified Consumer Services 0.1%
Adtalem Global Education (1)	6,700	310
Bright Horizons Family Solutions (1)	3,047	387
Graham Holdings, Class B	270	184
H&R Block (2)	15,900	381
Service Corporation International	12,700	510
ServiceMaster Global Holdings (1)	6,900	322
Sotheby's (1)(2)	4,252	161
Strategic Education	2,200	289
		2,544
Hotels, Restaurants & Leisure 2.0%
Aramark	14,700	434
Boyd Gaming	8,400	230
Brinker International (2)	11,225	498
Carnival	25,700	1,304
Cheesecake Factory	7,400	362
Chipotle Mexican Grill (1)	1,970	1,399
Cracker Barrel Old Country Store (2)	800	129
Darden Restaurants	10,100	1,227
Domino's Pizza	3,700	955
Dunkin' Brands Group	5,500	413
Eldorado Resorts (1)	18,210	850
Hilton Grand Vacations (1)	3,340	103
Hilton Worldwide Holdings	13,533	1,125
International Speedway, Class A	1,600	70
Jack in the Box	5,200	422
Las Vegas Sands	18,600	1,134
Marriott International, Class A	20,356	2,546
Marriott Vacations Worldwide	1,458	136
McDonald's	47,500	9,020
MGM Resorts International	39,400	1,011
Norwegian Cruise Line Holdings (1)	12,400	682
Papa John's International (2)	4,400	233

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Penn National Gaming (1)	17,226	346
Royal Caribbean Cruises	10,200	1,169
Six Flags Entertainment	5,100	252
Speedway Motorsports	1,600	23
Starbucks	79,200	5,888
Vail Resorts	3,900	848
Wendy's	22,775	407
Wyndham Destinations	7,730	313
Wyndham Hotels & Resorts	7,730	386
Wynn Resorts	4,700	561
Yum! Brands	22,200	2,216
		36,692
Household Durables 0.4%
Beazer Homes USA (1)	5,880	68
Cavco Industries (1)(2)	2,140	252
D.R. Horton	24,900	1,030
Helen of Troy (1)	1,400	162
Hovnanian Enterprises, Class A (1)(2)	544	6
iRobot (1)(2)	1,800	212
KB Home	3,200	77
La-Z-Boy	4,100	135
Leggett & Platt	5,900	249
Lennar, Class A	22,493	1,104
Lennar, Class B	293	11
MDC Holdings (2)	4,952	144
Meritage Homes (1)	6,100	273
Mohawk Industries (1)	3,831	483
Newell Brands	53,627	823
NVR (1)	350	968
PulteGroup	11,840	331
Tempur Sealy International (1)	400	23
TopBuild (1)	7,033	456
TRI Pointe Group (1)	27,300	345
Tupperware Brands	2,800	72
Whirlpool	4,022	535

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

William Lyon Homes, Class A (1)(2)	7,600	117
		7,876
Internet & Direct Marketing Retail 3.0%
Amazon.com (1)	26,000	46,300
Booking Holdings (1)	3,166	5,524
eBay	57,700	2,143
Expedia Group	6,664	793
GrubHub (1)(2)	8,400	584
Liberty Expedia Holdings, Class A (1)	10,907	467
PetMed Express (2)	10,200	232
Qurate Retail (1)	25,500	407
		56,450
Leisure Products 0.1%
Brunswick	9,200	463
Hasbro	6,500	553
Mattel (1)(2)	34,800	453
Polaris Industries	3,200	270
Vista Outdoor (1)	6,150	49
		1,788
Multiline Retail 0.4%
Big Lots	3,700	141
Dollar General	19,300	2,302
Dollar Tree (1)	13,893	1,459
Kohl's	12,500	860
Macy's	15,400	370
Nordstrom (2)	3,500	155
Target	26,800	2,151
		7,438
Specialty Retail 2.4%
Advance Auto Parts	4,950	844
American Eagle Outfitters	33,250	737
AutoNation (1)	2,300	82
AutoZone (1)	2,400	2,458
Bed Bath & Beyond (2)	16,600	282
Best Buy	12,400	881

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Burlington Stores (1)	10,800	1,692
CarMax (1)(2)	12,158	849
Conn's (1)	10,200	233
Dick's Sporting Goods (2)	3,600	132
Foot Locker	12,700	770
Gap	11,450	300
GNC Holdings, Class A (1)(2)	235,900	644
Group 1 Automotive	1,600	103
Home Depot	72,950	13,998
L Brands	16,755	462
Lithia Motors, Class A (2)	1,400	130
Lowe's	50,900	5,572
Lumber Liquidators Holdings (1)(2)	5,900	60
Michaels (1)(2)	5,700	65
Murphy USA (1)	2,000	171
O'Reilly Automotive (1)	6,600	2,563
Rent-A-Center (1)	27,500	574
RH (1)(2)	3,300	340
Ross Stores	27,300	2,542
Sally Beauty Holdings (1)(2)	3,900	72
Sleep Number (1)(2)	10,450	491
Tailored Brands (2)	14,500	114
Tiffany	5,500	580
TJX	87,800	4,672
Tractor Supply	7,800	763
Ulta Beauty (1)	2,900	1,011
Urban Outfitters (1)	8,800	261
Williams-Sonoma (2)	7,800	439
		44,887
Textiles, Apparel & Luxury Goods 0.8%
Carter's	4,300	433
Columbia Sportswear	4,600	479
Lululemon Athletica (1)	7,300	1,196
Movado Group	15,500	564
NIKE, Class B	85,900	7,234
PVH	4,900	598

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rocky Brands	6,600	158
Skechers USA, Class A (1)	13,300	447
Tapestry	23,400	760
Under Armour, Class C (1)(2)	15,543	293
Unifi (1)	1,332	26
V. F.	20,900	1,817
		14,005
Total Consumer Discretionary		186,200
CONSUMER STAPLES 6.3%

Beverages 1.6%
Boston Beer, Class A (1)(2)	1,200	354
Brown-Forman, Class B	20,400	1,077
Coca-Cola	253,200	11,865
Coca-Cola Consolidated	2,500	720
Constellation Brands, Class A	14,500	2,542
Keurig Dr Pepper	19,300	540
Molson Coors Brewing, Class B	7,100	423
Monster Beverage (1)	25,800	1,408
PepsiCo	88,380	10,831
		29,760
Food & Staples Retailing 1.3%
Casey's General Stores	2,300	296
Costco Wholesale	27,400	6,635
Kroger	58,000	1,427
Performance Food Group (1)	8,300	329
Rite Aid (1)(2)	82,400	52
Sysco	30,100	2,010
United Natural Foods (1)	600	8
Walgreens Boots Alliance	53,000	3,353
Walmart	93,800	9,148
		23,258
Food Products 1.1%
Alico	3,090	84
Archer-Daniels-Midland	31,872	1,375

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bunge	12,300	653
Campbell Soup	10,800	412
Conagra Brands	56,425	1,565
Flowers Foods	8,533	182
Fresh Del Monte Produce	2,000	54
General Mills	28,100	1,454
Hain Celestial Group (1)(2)	3,600	83
Hershey	9,200	1,056
Hormel Foods (2)	17,100	765
Ingredion	5,000	473
JM Smucker	4,516	526
John B. Sanfilippo & Son	3,200	230
Kellogg	14,300	821
Kraft Heinz	37,558	1,226
Lamb Weston Holdings	10,902	817
McCormick	6,900	1,039
Mondelez International, Class A	90,276	4,507
Post Holdings (1)	4,020	440
Tootsie Roll Industries (2)	6,595	246
TreeHouse Foods (1)	5,854	378
Tyson Foods, Class A	19,554	1,358
		19,744
Household Products 1.3%
Church & Dwight	13,100	933
Clorox	3,600	578
Colgate-Palmolive	52,200	3,578
Energizer Holdings	6,700	301
Kimberly-Clark	21,300	2,639
Procter & Gamble	155,093	16,137
		24,166
Personal Products 0.2%
Avon Products (1)	101,100	297
Coty, Class A	69,214	796
Edgewell Personal Care (1)	7,484	328
Estee Lauder, Class A	14,700	2,434

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Herbalife Nutrition (1)(2)	11,000	583
Nu Skin Enterprises, Class A	3,400	163
		4,601
Tobacco 0.8%
Altria Group	114,300	6,564
Philip Morris International	98,600	8,715
Universal	800	46
Vector Group	10,625	115
		15,440
Total Consumer Staples		116,969
ENERGY 4.9%

Energy Equipment & Services 0.6%
Apergy (1)	7,400	304
Archrock	58,445	572
Baker Hughes	33,723	935
Diamond Offshore Drilling (1)(2)	22,900	240
Ensco, Class A	162,900	640
Halliburton	42,000	1,231
Helmerich & Payne	4,800	267
KLX Energy Services Holdings (1)	1,080	27
McDermott International (1)(2)	40,366	300
National Oilwell Varco	10,077	269
Oceaneering International (1)	28,300	446
Oil States International (1)	19,000	322
Patterson-UTI Energy	15,400	216
Schlumberger	86,393	3,764
SEACOR Holdings (1)	3,000	127
Seventy Seven Energy (1)(3)	23,614	—
Superior Energy Services (1)	107,100	500
TechnipFMC	37,300	877
Unit (1)	22,500	320
		11,357
Oil, Gas & Consumable Fuels 4.3%
Anadarko Petroleum	32,958	1,499

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Apache	29,186	1,012
Cabot Oil & Gas	29,000	757
Callon Petroleum (1)(2)	42,300	319
Centennial Resource Development, Class A (1)(2)	28,000	246
Cheniere Energy (1)	2,100	144
Chevron	121,633	14,983
Cimarex Energy	6,344	443
CNX Resources (1)	28,500	307
Concho Resources	18,548	2,058
ConocoPhillips	64,049	4,275
CONSOL Energy (1)	7,225	247
Delek U.S. Holdings	9,800	357
Devon Energy	33,200	1,048
Diamondback Energy	13,500	1,371
EOG Resources	38,600	3,674
EQT	20,156	418
Equitrans Midstream	16,124	351
Exxon Mobil	271,587	21,944
Hess (2)	26,200	1,578
Kinder Morgan	91,692	1,835
Kosmos Energy	42,298	263
Marathon Oil	16,000	267
Marathon Petroleum	39,875	2,387
Matador Resources (1)(2)	34,100	659
Noble Energy	36,500	903
Occidental Petroleum	43,500	2,880
ONEOK	32,200	2,249
Parsley Energy, Class A (1)	18,500	357
PBF Energy, Class A	12,100	377
Phillips 66	23,474	2,234
Pioneer Natural Resources	12,000	1,827
QEP Resources (1)	37,400	291
Renewable Energy Group (1)(2)	26,768	588
SM Energy	15,800	276
Targa Resources	20,000	831
Tellurian (1)(2)	23,500	263

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Valero Energy	19,514	1,655
Williams	78,685	2,260
World Fuel Services	15,300	442
WPX Energy (1)	43,395	569
		80,444
Total Energy		91,801
FINANCIALS 12.8%

Banks 5.4%
1st Source	3,864	174
Associated Banc-Corp	8,467	181
BancorpSouth Bank	4,800	135
Bank of America	571,244	15,761
Bank of Hawaii	5,500	434
Bank OZK	5,700	165
BankUnited	17,200	574
BB&T	46,320	2,155
Berkshire Hills Bancorp (2)	8,900	242
BOK Financial	1,115	91
Bridge Bancorp	2,400	70
Chemical Financial	9,591	395
CIT Group	12,900	619
Citigroup	172,525	10,734
Citizens Financial Group	23,500	764
Columbia Banking System	12,100	396
Comerica	8,716	639
Community Bank System	1,838	110
Cullen/Frost Bankers	6,300	612
Customers Bancorp (1)	5,100	93
CVB Financial	15,539	327
East West Bancorp	6,792	326
Fidelity Southern	5,317	146
Fifth Third Bancorp	71,190	1,795
First BanCorp Puerto Rico	88,800	1,018
First Business Financial Services	10,500	210
First Financial Bancorp	9,070	218

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Horizon National	16,371	229
First Merchants	8,330	307
First Midwest Bancorp	6,000	123
First Republic Bank	12,300	1,236
Flushing Financial	2,450	54
Fulton Financial	10,574	164
German American Bancorp	9,861	290
Glacier Bancorp	3,700	148
Hancock Whitney	5,200	210
Home BancShares	21,100	371
Huntington Bancshares	53,806	682
IBERIABANK	6,350	455
JPMorgan Chase	215,177	21,782
KeyCorp	95,873	1,510
M&T Bank	9,069	1,424
National Bank Holdings, Class A	13,100	436
National Commerce (1)	8,600	337
NBT Bancorp	9,000	324
Old National Bancorp	13,112	215
Pacific Premier Bancorp	4,500	119
Park National	2,115	200
Peoples Bancorp	2,645	82
Peoples United Financial	27,077	445
Pinnacle Financial Partners	4,500	246
PNC Financial Services Group	33,593	4,121
Popular	17,580	916
Prosperity Bancshares	5,700	394
Regions Financial	72,756	1,029
Renasant	9,275	314
S&T Bancorp	8,400	332
Seacoast Banking (1)	13,500	356
Signature Bank	3,900	499
Simmons First National, Class A	12,388	303
South State	5,062	346
SunTrust Banks	16,400	972
SVB Financial Group (1)	3,500	778

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Synovus Financial	5,728	197
TCF Financial	22,700	470
Texas Capital Bancshares (1)	5,600	306
Towne Bank	7,900	196
U.S. Bancorp	81,855	3,945
UMB Financial	5,096	326
United Bankshares (2)	3,800	138
Webster Financial	10,803	547
Wells Fargo	275,334	13,304
WesBanco	10,600	421
Western Alliance Bancorp (1)	3,700	152
Wintrust Financial	3,350	226
Zions Bancorp	7,601	345
		100,706
Capital Markets 2.5%
Affiliated Managers Group	4,000	428
Ameriprise Financial	10,900	1,396
Bank of New York Mellon	62,160	3,135
BGC Partners, Class A	53,500	284
BlackRock	7,600	3,248
Cboe Global Markets	8,300	792
Charles Schwab	77,119	3,298
CME Group	20,614	3,393
Donnelley Financial Solutions (1)	4,025	60
E*TRADE Financial	18,600	864
Eaton Vance	9,100	367
FactSet Research Systems	3,550	881
Franklin Resources (2)	52,900	1,753
Goldman Sachs Group	17,560	3,371
Interactive Brokers Group, Class A	9,000	467
Intercontinental Exchange	36,345	2,767
Invesco	35,400	684
Janus Henderson Group	12,741	318
KKR, Class A (2)	32,600	766
Lazard, Class A	11,300	408
MarketAxess Holdings	2,700	664

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Moody's	10,200	1,847
Morgan Stanley	93,100	3,929
Morningstar	2,500	315
MSCI	5,400	1,074
Nasdaq	10,300	901
Northern Trust	12,400	1,121
Raymond James Financial	7,825	629
S&P Global	16,200	3,411
SEI Investments	7,400	387
State Street	27,130	1,785
TD Ameritrade Holding	21,800	1,090
Virtus Investment Partners	5,875	573
Waddell & Reed Financial, Class A (2)	6,451	112
Westwood Holdings Group	2,000	71
		46,589
Consumer Finance 0.7%
Ally Financial	45,500	1,251
American Express	40,300	4,405
Capital One Financial	30,027	2,453
Credit Acceptance (1)(2)	1,200	542
Discover Financial Services	22,900	1,629
Navient	5,100	59
OneMain Holdings	4,400	140
Santander Consumer USA Holdings	26,700	564
SLM	56,100	556
Synchrony Financial	57,985	1,850
		13,449
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1)	126,400	25,393
Voya Financial	14,800	739
		26,132
Insurance 2.5%
Aflac	41,600	2,080
Alleghany (1)	46	28
Allstate	20,200	1,902

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

American Financial Group	7,350	707
American International Group	61,100	2,631
Aon	15,158	2,587
Arch Capital Group (1)	9,300	301
Arthur J. Gallagher	9,200	718
Assurant	4,500	427
Assured Guaranty	10,400	462
Axis Capital Holdings	11,700	641
Brighthouse Financial (1)	15,129	549
Chubb	32,466	4,548
Cincinnati Financial	12,469	1,071
CNA Financial	10,700	464
CNO Financial Group	16,800	272
Erie Indemnity, Class A	1,700	303
Everest Re Group	2,000	432
FBL Financial Group, Class A	1,032	65
Fidelity National Financial	18,796	687
First American Financial	17,985	926
Genworth Financial, Class A (1)	120,600	462
Hanover Insurance Group	6,000	685
Hartford Financial Services	20,300	1,009
Horace Mann Educators	10,300	363
Kemper	6,100	464
Lincoln National	14,784	868
Loews	32,400	1,553
Markel (1)	580	578
Marsh & McLennan	35,364	3,321
MBIA (1)	33,700	321
Mercury General	2,500	125
MetLife	64,120	2,730
Navigators Group	4,000	279
Old Republic International	14,087	295
Principal Financial Group	14,500	728
Progressive	35,241	2,541
Prudential Financial	20,200	1,856
Reinsurance Group of America	2,200	312

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RenaissanceRe Holdings	5,292	759
State Auto Financial	12,700	418
The Travelers Companies	12,423	1,704
Third Point Reinsurance (1)	10,516	109
Torchmark	7,050	578
United Fire Group	4,300	188
Universal Insurance Holdings	7,200	223
Unum Group	14,900	504
White Mountains Insurance Group	200	185
Willis Towers Watson	11,606	2,039
		46,998
Mortgage Real Estate Investment Trusts 0.2%
Annaly Capital Management, REIT	42,400	424
Apollo Commercial Real Estate Finance, REIT	37,100	675
Capstead Mortgage, REIT	30,400	261
Invesco Mortgage Capital, REIT	9,700	153
New Residential Investment, REIT	28,300	479
Starwood Property Trust, REIT	33,800	755
		2,747
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	18,400	246
MGIC Investment (1)	28,800	380
New York Community Bancorp	8,387	97
Northfield Bancorp	13,400	186
Northwest Bancshares	23,500	399
PennyMac Financial Services	4,600	102
Radian Group	11,000	228
Washington Federal	5,542	160
		1,798
Total Financials		238,419
HEALTH CARE 14.0%

Biotechnology 2.9%
AbbVie	100,300	8,083
ACADIA Pharmaceuticals (1)(2)	26,300	706

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Acceleron Pharma (1)(2)	10,800	503
Agios Pharmaceuticals (1)(2)	7,800	526
Aimmune Therapeutics (1)(2)	10,700	239
Alexion Pharmaceuticals (1)	14,080	1,903
Alkermes (1)	14,502	529
Alnylam Pharmaceuticals (1)	9,150	855
Amgen	38,860	7,383
Array BioPharma (1)(2)	33,500	817
Biogen (1)	13,810	3,264
BioMarin Pharmaceutical (1)	10,500	933
Bluebird Bio (1)(2)	5,200	818
Blueprint Medicines (1)	11,000	881
Cara Therapeutics (1)(2)	15,700	308
Celgene (1)	48,600	4,585
CytomX Therapeutics (1)	36,700	394
Eagle Pharmaceuticals (1)	8,400	424
Gilead Sciences	81,920	5,326
Immunomedics (1)(2)	17,800	342
Incyte (1)	13,200	1,135
Insmed (1)(2)	20,700	602
Ionis Pharmaceuticals (1)(2)	8,805	715
Ironwood Pharmaceuticals (1)(2)	31,800	430
Lexicon Pharmaceuticals (1)(2)	3,800	21
Ligand Pharmaceuticals (1)(2)	4,500	566
Neurocrine Biosciences (1)	12,500	1,101
Portola Pharmaceuticals (1)(2)	5,000	173
Puma Biotechnology (1)(2)	1,100	43
Regeneron Pharmaceuticals (1)	4,400	1,807
Sage Therapeutics (1)(2)	7,300	1,161
Sangamo Therapeutics (1)	21,500	205
Sarepta Therapeutics (1)(2)	11,832	1,410
Seattle Genetics (1)(2)	11,300	828
Ultragenyx Pharmaceutical (1)(2)	7,000	485
United Therapeutics (1)	3,200	376
Vertex Pharmaceuticals (1)	16,900	3,109

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xencor (1)(2)	14,900	463
		53,449
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	100,129	8,004
ABIOMED (1)	3,100	885
Align Technology (1)	7,000	1,990
Anika Therapeutics (1)	10,300	311
Baxter International	28,400	2,309
Becton Dickinson & Company	16,002	3,996
Boston Scientific (1)	81,939	3,145
Cantel Medical	4,100	274
Cerus (1)(2)	14,400	90
Cooper	4,700	1,392
Danaher	40,700	5,373
DENTSPLY SIRONA	13,133	651
DexCom (1)	13,300	1,584
Edwards Lifesciences (1)	14,240	2,725
Hologic (1)	19,844	960
ICU Medical (1)	2,600	622
IDEXX Laboratories (1)	5,000	1,118
Insulet (1)(2)	7,200	685
Integra LifeSciences Holdings (1)	3,800	212
Intuitive Surgical (1)	8,700	4,964
LivaNova (1)	7,600	739
Medtronic	85,516	7,789
OraSure Technologies (1)	22,300	249
Quidel (1)	6,200	406
ResMed	8,700	905
RTI Surgical (1)	37,700	227
STERIS	5,500	704
Stryker	20,920	4,132
Surmodics (1)	4,900	213
Teleflex	6,200	1,873
Varex Imaging (1)	12,960	439
Varian Medical Systems (1)	5,600	794
West Pharmaceutical Services	5,600	617

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zimmer Biomet Holdings	11,860	1,515
		61,892
Health Care Providers & Services 2.5%
Acadia Healthcare (1)(2)	9,600	281
AmerisourceBergen	10,064	800
AMN Healthcare Services (1)	7,752	365
Anthem	15,804	4,535
BioScrip (1)	25,000	50
Cardinal Health	16,305	785
Centene (1)	27,020	1,435
Cigna	24,042	3,866
CorVel (1)	2,150	140
Covetrus (1)(2)	9,560	305
Cross Country Healthcare (1)	4,300	30
CVS Health	84,248	4,544
DaVita (1)	7,798	423
Encompass Health	10,300	602
Ensign Group	16,500	845
HCA Healthcare	17,362	2,264
HealthEquity (1)	7,400	548
Henry Schein (1)	10,400	625
Humana	8,200	2,181
Laboratory Corp. of America Holdings (1)	4,020	615
McKesson	12,951	1,516
Molina Healthcare (1)	4,394	624
Providence Service (1)	8,000	533
Psychemedics	3,075	43
Quest Diagnostics	10,400	935
Tivity Health (1)	107	2
U.S. Physical Therapy	3,800	399
UnitedHealth Group	59,322	14,668
Universal Health Services, Class B	8,200	1,097
WellCare Health Plans (1)	3,600	971
		46,027

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Technology 0.2%
Cerner (1)	20,500	1,173
HMS Holdings (1)	22,900	678
Medidata Solutions (1)(2)	8,700	637
NextGen Healthcare (1)	4,900	82
Omnicell (1)	4,200	340
Veeva Systems, Class A (1)	8,700	1,104
		4,014
Life Sciences Tools & Services 1.0%
Agilent Technologies	24,487	1,968
Avanos Medical (1)	2,831	121
Bio-Rad Laboratories, Class A (1)	1,600	489
Bio-Techne	3,200	635
Bruker	15,300	588
Charles River Laboratories International (1)	4,068	591
Illumina (1)	10,200	3,169
IQVIA Holdings (1)	8,325	1,198
Mettler-Toledo International (1)	1,200	868
PerkinElmer	4,635	447
Thermo Fisher Scientific	26,178	7,165
Waters (1)	4,600	1,158
		18,397
Pharmaceuticals 4.1%
Akorn (1)(2)	76,300	269
Allergan	22,657	3,317
Bristol-Myers Squibb	100,400	4,790
Eli Lilly	59,900	7,773
Endo International (1)	20,700	166
FRD Acquisition, EC (1)(3)	28,900	—
Jazz Pharmaceuticals (1)	3,500	500
Johnson & Johnson	171,975	24,040
Medicines (1)(2)	3,000	84
Merck	165,934	13,801
Mylan (1)	32,375	918
Nektar Therapeutics (1)	12,200	410

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Perrigo	8,698	419
Pfizer	370,272	15,726
Phibro Animal Health, Class A	18,800	620
Prestige Consumer Healthcare (1)(2)	3,200	96
TherapeuticsMD (1)(2)	71,700	349
Theravance Biopharma (1)(2)	11,171	253
WaVe Life Sciences (1)	6,000	233
Zoetis	29,000	2,919
		76,683
Total Health Care		260,462
INDUSTRIALS & BUSINESS SERVICES 9.9%

Aerospace & Defense 2.4%
Aerojet Rocketdyne Holdings (1)	13,500	480
Arconic	18,700	357
Axon Enterprise (1)(2)	17,900	974
Boeing	35,400	13,502
BWX Technologies (2)	17,450	865
Curtiss-Wright	4,000	453
General Dynamics	17,200	2,912
Harris	8,391	1,340
HEICO, Class A	6,475	544
Hexcel	4,200	291
Huntington Ingalls Industries	2,300	477
L3 Technologies	5,700	1,176
Lockheed Martin	13,100	3,932
Northrop Grumman	11,295	3,045
Raytheon	19,700	3,587
Spirit AeroSystems Holdings, Class A	10,100	925
Teledyne Technologies (1)	4,600	1,090
Textron	24,000	1,216
TransDigm Group (1)	3,200	1,453
Triumph Group (2)	6,100	116
United Technologies	47,639	6,140
Vectrus (1)	500	13
		44,888

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Air Freight & Logistics 0.5%
CH Robinson Worldwide	8,547	744
Expeditors International of Washington	8,300	630
FedEx	14,600	2,649
United Parcel Service, Class B	44,500	4,972
XPO Logistics (1)(2)	9,700	521
		9,516
Airlines 0.5%
Alaska Air Group	12,400	696
American Airlines Group	32,200	1,023
Delta Air Lines	50,700	2,618
Southwest Airlines	36,985	1,920
United Continental Holdings (1)	24,215	1,932
		8,189
Building Products 0.4%
A.O. Smith	13,100	698
AAON (2)	8,345	385
Allegion	8,766	795
Armstrong Worldwide Industries	2,800	222
Fortune Brands Home & Security	10,700	509
Johnson Controls International	53,635	1,981
Lennox International	1,300	344
Masco	22,000	865
Owens Corning	5,700	269
PGT Innovations (1)	10,000	139
Quanex Building Products	18,600	296
Resideo Technologies (1)	7,620	147
USG	3,800	165
		6,815
Commercial Services & Supplies 0.6%
ACCO Brands	16,767	144
ARC Document Solutions (1)	13,000	29
Brink's	4,100	309
Cintas	5,200	1,051
Copart (1)	23,500	1,424

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Covanta Holding	25,800	447
frontdoor (1)	10,850	373
Healthcare Services Group (2)	3,700	122
Herman Miller	4,700	165
HNI	6,900	250
KAR Auction Services	3,500	180
Kimball International, Class B	3,700	52
Matthews International, Class A	2,200	81
McGrath RentCorp	3,200	181
Mobile Mini	9,100	309
MSA Safety	1,800	186
Multi-Color	1,900	95
Pitney Bowes	51,900	357
Quad/Graphics	5,000	60
Republic Services	14,297	1,149
Rollins	12,150	506
RR Donnelley & Sons	4,966	23
Stericycle (1)(2)	9,600	522
Team (1)	28,700	502
Tetra Tech	6,825	407
Viad	8,900	501
VSE	4,600	145
Waste Management	20,360	2,116
		11,686
Construction & Engineering 0.2%
Aegion (1)	12,400	218
Arcosa	3,700	113
Dycom Industries (1)	7,700	354
EMCOR Group	3,900	285
Fluor	3,200	118
Granite Construction	6,450	278
Jacobs Engineering Group	3,800	286
Mastec (1)(2)	7,250	349
Quanta Services	17,550	662
Valmont Industries	2,900	377
		3,040

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electrical Equipment 0.5%
AMETEK	10,325	857
AZZ	4,700	192
Babcock & Wilcox Enterprises (1)(2)	1,200	1
Eaton	25,526	2,056
Emerson Electric	34,300	2,349
Hubbell	3,105	366
nVent Electric	14,246	384
Regal Beloit	3,400	278
Rockwell Automation	9,200	1,614
Sensata Technologies Holding (1)	16,400	738
Thermon Group Holdings (1)	13,400	328
Ultralife (1)	5,800	60
Vicor (1)(2)	19,200	596
		9,819
Industrial Conglomerates 1.2%
3M	34,400	7,148
Carlisle Companies	2,800	343
GE	565,726	5,651
Honeywell International	45,725	7,267
Roper Technologies	7,500	2,565
		22,974
Machinery 1.9%
AGCO	6,500	452
Barnes Group	3,000	154
Briggs & Stratton	400	5
Caterpillar	35,600	4,823
Chart Industries (1)	6,000	543
Cummins	10,900	1,721
Deere	14,400	2,302
DMC Global	9,100	452
Dover	3,400	319
EnPro Industries	3,568	230
ESCO Technologies	6,600	442
Flowserve	15,900	718

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fortive	18,650	1,564
Graco	11,361	563
Harsco (1)	6,000	121
Hillenbrand	10,800	448
Hyster-Yale Materials Handling	1,100	69
IDEX	5,600	850
Illinois Tool Works	20,700	2,971
Ingersoll-Rand	6,300	680
ITT	6,900	400
John Bean Technologies	4,909	451
Kennametal	10,700	393
Lincoln Electric Holdings	3,400	285
Manitowoc (1)	4,425	73
Meritor (1)	13,300	271
Middleby (1)	6,212	808
Mueller Water Products, Class A	34,704	348
Navistar International (1)	9,500	307
Nordson	3,200	424
Oshkosh	7,600	571
PACCAR	31,062	2,116
Parker-Hannifin	6,178	1,060
Pentair	14,246	634
RBC Bearings (1)	1,300	165
Rexnord (1)	19,900	500
Snap-on	5,200	814
Stanley Black & Decker	9,280	1,264
Sun Hydraulics	4,100	191
Terex	7,900	254
Toro	11,400	785
Trinity Industries	11,100	241
Wabtec (2)	15,088	1,112
Watts Water Technologies, Class A	1,900	153
Welbilt (1)	17,700	290
Woodward	3,600	342
Xylem	12,800	1,012
		34,691

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marine 0.0%
Kirby (1)	4,400	331
Matson	4,300	155
		486
Professional Services 0.4%
Barrett Business Services	2,500	193
CoStar Group (1)	2,600	1,213
Equifax	8,500	1,007
Forrester Research	1,800	87
Franklin Covey (1)	5,200	132
IHS Markit (1)	18,137	986
Insperity	2,900	359
Korn/Ferry International	3,000	134
ManpowerGroup	2,900	240
Mastech Digital (1)	24,402	151
Nielsen Holdings	26,200	620
Robert Half International	8,600	560
TransUnion	12,300	822
TrueBlue (1)	11,000	260
Verisk Analytics	10,600	1,410
		8,174
Road & Rail 1.0%
Avis Budget Group (1)	11,300	394
CSX	48,300	3,614
Genesee & Wyoming, Class A (1)	2,600	227
Hertz Global Holdings (1)(2)	800	14
JB Hunt Transport Services	5,400	547
Kansas City Southern	11,100	1,287
Knight-Swift Transportation Holdings (2)	2,750	90
Landstar System	4,000	437
Norfolk Southern	13,500	2,523
Old Dominion Freight Line	6,300	910
Ryder System	4,400	273
Union Pacific	44,300	7,407
USA Truck (1)	4,300	62

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Werner Enterprises	4,075	139
YRC Worldwide (1)	188,800	1,263
		19,187
Trading Companies & Distributors 0.3%
Beacon Roofing Supply (1)	6,400	206
Fastenal	17,500	1,125
GATX (2)	2,300	176
GMS (1)	26,251	397
HD Supply Holdings (1)	20,800	902
Herc Holdings (1)	692	27
MSC Industrial Direct, Class A	5,400	447
NOW (1)	3,323	46
United Rentals (1)	1,300	148
Univar (1)	5,000	111
Veritiv (1)	1,006	26
W. W. Grainger	3,000	903
Watsco	1,800	258
		4,772
Total Industrials & Business Services		184,237
INFORMATION TECHNOLOGY 20.4%

Communications Equipment 1.2%
ADTRAN	12,900	177
Arista Networks (1)	4,100	1,289
ARRIS International (1)	18,761	593
Ciena (1)	3,999	149
Cisco Systems	303,337	16,377
EchoStar, Class A (1)	2,680	98
Extreme Networks (1)	64,400	482
F5 Networks (1)	4,400	690
Finisar (1)	6,650	154
InterDigital	3,300	218
Juniper Networks	25,380	672
Lumentum Holdings (1)	6,748	382
Motorola Solutions	9,494	1,333
NetScout Systems (1)	5,200	146

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Optical Cable (1)	12,869	60
Plantronics	5,400	249
		23,069
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A	15,000	1,417
Arrow Electronics (1)	5,600	431
Avnet	9,748	423
AVX	2,700	47
Belden (2)	3,500	188
Benchmark Electronics	1,275	33
CDW	6,100	588
Cognex	11,200	570
Coherent (1)(2)	1,494	212
Corning	62,710	2,076
Daktronics	1,400	10
Dolby Laboratories, Class A	2,500	157
FARO Technologies (1)	7,300	320
FLIR Systems	7,600	362
Insight Enterprises (1)	4,750	261
IPG Photonics (1)	2,500	379
Jabil	11,500	306
Keysight Technologies (1)	18,543	1,617
Knowles (1)	17,300	305
Maxwell Technologies (1)(2)	12,000	54
Napco Security Technologies (1)	11,857	246
National Instruments	7,050	313
Park Electrochemical	2,100	33
Plexus (1)	4,900	299
Sanmina (1)	4,602	133
SYNNEX	164	16
TE Connectivity	21,538	1,739
Tech Data (1)	3,000	307
Trimble (1)	11,100	448
TTM Technologies (1)	17,900	210
Vishay Intertechnology	11,020	203

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zebra Technologies, Class A (1)	1,650	346
		14,049
IT Services 5.0%
Accenture, Class A	40,489	7,127
Akamai Technologies (1)	12,100	868
Alliance Data Systems	2,500	437
Automatic Data Processing	26,800	4,281
Black Knight (1)	13,363	728
Booz Allen Hamilton Holding	17,000	988
Broadridge Financial Solutions	6,125	635
CACI International, Class A (1)	1,300	237
Cognizant Technology Solutions, Class A	36,600	2,652
Conduent (1)	18,777	260
CoreLogic (1)	12,485	465
CSG Systems International	9,800	415
DXC Technology	17,142	1,102
EPAM Systems (1)	6,500	1,099
Euronet Worldwide (1)(2)	9,600	1,369
Fidelity National Information Services	20,782	2,350
First Data, Class A (1)	28,700	754
Fiserv (1)	31,100	2,746
FleetCor Technologies (1)	8,200	2,022
Gartner (1)	6,188	939
Genpact	10,300	362
Global Payments	11,885	1,623
GoDaddy, Class A (1)	15,300	1,150
Hackett Group	9,820	155
International Business Machines	53,490	7,547
Jack Henry & Associates	4,000	555
Leidos Holdings	9,000	577
LiveRamp Holdings (1)	4,800	262
Mastercard, Class A	56,905	13,398
MAXIMUS	3,600	256
Okta (1)	20,079	1,661
Paychex	17,487	1,402
PayPal Holdings (1)	75,500	7,840

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Perspecta	23,971	485
Science Applications International	5,400	416
Square, Class A (1)	7,500	562
Startek (1)	12,400	98
Sykes Enterprises (1)	8,100	229
Total System Services	9,326	886
TTEC Holdings	4,000	145
Unisys (1)(2)	15,000	175
VeriSign (1)	7,400	1,344
Visa, Class A	111,860	17,471
Western Union	31,951	590
WEX (1)	1,400	269
Worldpay, Class A (1)	18,100	2,054
		92,986
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries (1)	3,600	179
Advanced Micro Devices (1)	53,900	1,376
Amkor Technology (1)	1,300	11
Analog Devices	21,605	2,274
Applied Materials	67,078	2,660
Axcelis Technologies (1)	29,878	601
Broadcom	27,249	8,194
Brooks Automation	24,654	723
Cabot Microelectronics	3,244	363
Cirrus Logic (1)	8,200	345
Cohu	30,327	447
Cree (1)(2)	8,400	481
Diodes (1)	6,262	217
DSP Group (1)	4,500	63
Entegris (2)	16,892	603
First Solar (1)	2,500	132
Integrated Device Technology (1)	13,500	661
Intel	275,620	14,801
KLA-Tencor	9,500	1,134
Kulicke & Soffa Industries	5,900	130
Lam Research	10,400	1,862

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lattice Semiconductor (1)	11,700	140
Marvell Technology Group	16,401	326
Maxim Integrated Products	17,921	953
Microchip Technology (2)	18,294	1,518
Micron Technology (1)	75,169	3,107
MKS Instruments	2,213	206
Nanometrics (1)	13,500	417
NVIDIA	37,600	6,752
ON Semiconductor (1)	24,630	507
Photronics (1)	9,500	90
Power Integrations	3,000	210
Qorvo (1)	10,300	739
QUALCOMM	95,500	5,446
Semtech (1)	3,700	188
Skyworks Solutions	8,479	699
SolarEdge Technologies (1)	11,500	433
Texas Instruments	63,200	6,704
Versum Materials	5,900	297
Xilinx	13,100	1,661
		67,650
Software 6.5%
Adobe (1)	27,580	7,350
ANSYS (1)	6,441	1,177
Aspen Technology (1)	4,700	490
Autodesk (1)	10,800	1,683
Cadence Design Systems (1)	23,100	1,467
CDK Global	15,766	927
Citrix Systems	3,770	376
CommVault Systems (1)	4,300	278
Cornerstone OnDemand (1)	6,100	334
Dell Technologies, Class C (1)	5,273	309
Ellie Mae (1)(2)	6,800	671
Fair Isaac (1)	2,672	726
Five9 (1)(2)	20,600	1,088
Fortinet (1)	10,600	890
Guidewire Software (1)	7,800	758

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intuit	16,700	4,366
j2 Global	4,400	381
LogMeIn	7,347	589
Manhattan Associates (1)	9,000	496
Microsoft	481,198	56,753
Monotype Imaging Holdings	20,600	410
New Relic (1)	9,100	898
Nuance Communications (1)	26,700	452
Oracle	170,400	9,152
Palo Alto Networks (1)	6,800	1,652
Proofpoint (1)	7,450	905
PTC (1)	10,880	1,003
Qumu (1)	5,400	13
RealPage (1)	3,500	212
Red Hat (1)	13,100	2,393
salesforce.com (1)	43,300	6,857
ServiceNow (1)	11,000	2,711
Splunk (1)	15,900	1,981
SS&C Technologies Holdings	12,570	801
Symantec	36,964	850
Synopsys (1)	13,319	1,534
Tableau Software, Class A (1)	11,000	1,400
TiVo	32,500	303
Ultimate Software Group (1)	1,803	595
VMware, Class A	6,700	1,209
Workday, Class A (1)	12,100	2,333
Zendesk (1)	12,900	1,097
		119,870
Technology Hardware, Storage & Peripherals 3.3%
Apple	286,755	54,469
Electronics For Imaging (1)	8,100	218
Hewlett Packard Enterprise	100,999	1,558
HP	103,318	2,008
NCR (1)	18,800	513
NetApp	18,600	1,290
Seagate Technology	17,500	838

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Western Digital	14,775	710
Xerox	11,971	383
		61,987
Total Information Technology		379,611
MATERIALS 2.9%

Chemicals 1.9%
AdvanSix (1)	8,601	246
Air Products & Chemicals	13,800	2,635
Albemarle (2)	4,100	336
Axalta Coating Systems (1)	10,100	255
Cabot	2,600	108
Celanese	10,700	1,055
CF Industries Holdings	22,540	922
Chemours	15,681	583
DowDuPont	144,466	7,702
Eastman Chemical	7,700	584
Ecolab	13,600	2,401
Ferro (1)	19,700	373
FMC	9,700	745
GCP Applied Technologies (1)	12,300	364
Hawkins	2,831	104
HB Fuller	3,700	180
Huntsman	18,100	407
Ingevity (1)	5,312	561
International Flavors & Fragrances (2)	4,800	618
Linde	33,600	5,911
Livent (1)	9,072	111
LyondellBasell Industries, Class A	19,700	1,656
Minerals Technologies	3,300	194
Olin	6,600	153
OMNOVA Solutions (1)	12,300	86
PolyOne	5,900	173
PPG Industries	19,243	2,172
Rayonier Advanced Materials (2)	23,630	321
RPM International	14,000	813

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schulman A., CVR (1)	5,500	3
Scotts Miracle-Gro (2)	1,800	142
Sensient Technologies	3,500	237
Sherwin-Williams	4,700	2,024
Stepan	3,100	271
Tredegar	3,300	53
Valvoline	20,587	382
WR Grace	4,200	328
		35,209
Construction Materials 0.1%
Eagle Materials	5,798	489
Martin Marietta Materials (2)	4,200	845
Vulcan Materials	9,166	1,085
		2,419
Containers & Packaging 0.4%
AptarGroup	3,200	340
Avery Dennison	6,200	701
Ball	30,900	1,788
Bemis	9,000	499
Berry Global Group (1)	6,500	350
Crown Holdings (1)	3,400	186
International Paper	21,984	1,017
Myers Industries	18,360	314
Owens-Illinois	3,700	70
Packaging Corp. of America	8,700	865
Sealed Air	11,500	530
Silgan Holdings	3,600	107
Sonoco Products	3,600	221
WestRock	15,676	601
		7,589
Metals & Mining 0.4%
Allegheny Technologies (1)(2)	7,743	198
Ampco Pittsburgh (1)	2,300	8
Carpenter Technology	10,500	481
Cleveland-Cliffs (2)	22,000	220

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Metals	15,200	260
Compass Minerals International	9,000	489
Freeport-McMoRan	82,400	1,062
Hecla Mining (2)	57,900	133
Newmont Mining (2)	38,800	1,388
Nucor	15,700	916
Reliance Steel & Aluminum	5,800	524
Royal Gold (2)	4,800	436
Steel Dynamics	12,900	455
TimkenSteel (1)	19,300	210
Worthington Industries	3,400	127
		6,907
Paper & Forest Products 0.1%
Clearwater Paper (1)	6,964	136
Domtar	11,066	549
Louisiana-Pacific	18,700	456
Neenah	2,954	190
		1,331
Total Materials		53,455
REAL ESTATE 4.0%

Equity Real Estate Investment Trusts 3.9%
Agree Realty, REIT	3,000	208
Alexander & Baldwin, REIT	12,498	318
Alexandria Real Estate Equities, REIT	10,600	1,511
American Campus Communities, REIT	15,300	728
American Tower, REIT	26,020	5,128
Apartment Investment & Management, Class A, REIT	15,057	757
AvalonBay Communities, REIT	8,386	1,683
Boston Properties, REIT	9,800	1,312
Brandywine Realty Trust, REIT	44,800	711
Camden Property Trust, REIT	5,800	589
Chatham Lodging Trust, REIT	28,800	554
CIM Commercial Trust, REIT (2)	2,811	51
CoreCivic, REIT	10,798	210
CoreSite Realty, REIT	6,900	738

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cousins Properties, REIT	80,240	775
Crown Castle International, REIT	27,037	3,461
CubeSmart, REIT	19,500	625
Digital Realty Trust, REIT	14,950	1,779
Duke Realty, REIT	30,200	924
EastGroup Properties, REIT	4,900	547
Equinix, REIT	5,206	2,359
Equity Commonwealth, REIT	17,727	580
Equity LifeStyle Properties, REIT	8,800	1,006
Equity Residential, REIT	23,000	1,732
Essex Property Trust, REIT	4,294	1,242
Extra Space Storage, REIT	14,800	1,508
Federal Realty Investment Trust, REIT	6,900	951
First Industrial Realty Trust, REIT	12,300	435
Four Corners Property Trust, REIT	19,813	586
Gaming and Leisure Properties, REIT	12,805	494
GEO Group, REIT	10,215	196
Getty Realty, REIT	7,742	248
Gladstone Commercial, REIT	18,200	378
HCP, REIT	9,600	300
Highwoods Properties, REIT	9,100	426
Hospitality Properties Trust, REIT	21,100	555
Host Hotels & Resorts, REIT	36,219	685
Invitation Homes, REIT	32,383	788
Iron Mountain, REIT	20,533	728
JBG SMITH Properties, REIT	11,082	458
Kilroy Realty, REIT	7,600	577
Kimco Realty, REIT	40,300	746
Lamar Advertising, Class A, REIT	8,600	682
Liberty Property Trust, REIT	13,200	639
Mack-Cali Realty, REIT	27,800	617
Mid-America Apartment Communities, REIT	9,843	1,076
Monmouth Real Estate Investment, REIT	37,782	498
National Retail Properties, REIT	17,300	958
National Storage Affiliates Trust, REIT	36,000	1,026
NorthStar Realty Europe, REIT	12,908	224

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

One Liberty Properties, REIT	8,862	257
Paramount Group, REIT	27,522	391
Pebblebrook Hotel Trust, REIT	10,179	316
Pennsylvania Real Estate Investment Trust, REIT (2)	14,000	88
Prologis, REIT	35,698	2,568
Public Storage, REIT	8,094	1,763
Rayonier, REIT	18,340	578
Realty Income, REIT	21,800	1,604
Regency Centers, REIT	14,840	1,002
Retail Opportunity Investments, REIT	35,200	610
Ryman Hospitality Properties, REIT	6,568	540
Sabra Health Care, REIT	23,351	455
SBA Communications, REIT (1)	11,200	2,236
Seritage Growth Properties, Class A, REIT (2)	22,900	1,018
Simon Property Group, REIT	17,701	3,225
SL Green Realty, REIT	6,770	609
STAG Industrial, REIT	27,300	809
Taubman Centers, REIT	7,300	386
Terreno Realty, REIT	12,200	513
UDR, REIT	7,079	322
Urban Edge Properties, REIT	4,792	91
Ventas, REIT	25,718	1,641
VEREIT, REIT	84,776	710
Vornado Realty Trust, REIT	10,764	726
Washington Real Estate Investment Trust, REIT	11,300	321
Weingarten Realty Investors, REIT	11,675	343
Welltower, REIT	25,600	1,987
Weyerhaeuser, REIT	41,125	1,083
Whitestone REIT, REIT	16,900	203
WP Carey, REIT	13,600	1,065
		72,767
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	17,900	885
Consolidated-Tomoka Land	1,500	88
Forestar Group (1)	439	8
Jones Lang LaSalle	1,100	170

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Newmark Group, Class A	24,818	207
RMR Group, Class A	4,631	282
St Joe (1)(2)	10,900	180
		1,820
Total Real Estate		74,587
UTILITIES 3.1%

Electric Utilities 1.8%
ALLETE	5,333	439
Alliant Energy	18,400	867
American Electric Power	29,340	2,457
Duke Energy	42,102	3,789
Edison International	15,100	935
Entergy	13,100	1,253
Evergy	18,165	1,055
Eversource Energy	19,224	1,364
Exelon	47,922	2,402
FirstEnergy (2)	11,995	499
Hawaiian Electric Industries	23,400	954
IDACORP	5,500	547
MGE Energy	5,700	387
NextEra Energy	30,700	5,935
OGE Energy	15,700	677
Otter Tail	8,100	404
Pinnacle West Capital	16,300	1,558
PNM Resources	11,150	528
PPL	42,800	1,358
Southern	73,200	3,783
Xcel Energy	29,330	1,649
		32,840
Gas Utilities 0.2%
Atmos Energy	7,900	813
National Fuel Gas	9,600	585
New Jersey Resources	9,000	448
ONE Gas	12,000	1,069
South Jersey Industries	11,800	379

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Spire	2,300	189
UGI	17,700	981
		4,464
Independent Power & Renewable Electricity Producers 0.0%
AES	29,655	536
		536
Multi-Utilities 0.9%
Ameren	15,800	1,162
Avista	9,700	394
Black Hills	9,900	733
CenterPoint Energy	25,300	777
CMS Energy	13,100	728
Consolidated Edison	12,600	1,069
Dominion Energy	44,928	3,444
DTE Energy	10,883	1,358
NiSource	29,008	831
Public Service Enterprise	30,200	1,794
Sempra Energy	18,151	2,284
WEC Energy Group	20,208	1,598
		16,172
Water Utilities 0.2%
American States Water	6,500	463
American Water Works	15,200	1,585
Aqua America	14,646	534
California Water Service	14,300	776
		3,358
Total Utilities		57,370
Total Common Stocks (Cost $908,079)		1,811,813

SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 2.49% (4)(5)	46,222,248	46,222
		46,222

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.49%, 6/13/19 (6)	2,540,000	2,528
		2,528

Total Short-Term Investments (Cost $48,750)		48,750
SECURITIES LENDING COLLATERAL 2.3%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.3%
Short-Term Funds 2.3%
T. Rowe Price Short-Term Fund, 2.60% (4)(5)	4,205,034	42,050
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		42,050
Total Securities Lending Collateral (Cost $42,050)		42,050

Total Investments in Securities 102.3%
(Cost $998,879)		$1,902,613
Other Assets Less Liabilities (2.3)%		(42,479)
Net Assets 100.0%		$1,860,134

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Right
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 56 Russell 2000 E-Mini Index contracts	6/19	4,323	$(11)
Long, 296 S&P 500 E-Mini Index contracts	6/19	41,999	972
Long, 11 S&P MidCap 400 E-Mini Index contracts	6/19	2,091	13
Net payments (receipts) of variation margin to date			(709)

Variation margin receivable (payable) on open futures
contracts			$265

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$253
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$253+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$40,411		¤	¤ $	46,222
T. Rowe Price Short-Term
Fund	34,192		¤	¤	42,050
					$88,272^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $253 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $88,272.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,811,810	$3	$—	$1,811,813
Short-Term Investments	46,222	2,528	—	48,750
Securities Lending Collateral	42,050	—	—	42,050
Total Securities	1,900,082	2,531	—	1,902,613
Futures Contracts	265	—	—	265

Total	$1,900,347	$2,531	$—	$1,902,878

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000 s)

	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$–	$–	$–